Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
COI-NPRT3-0425
1.9887941.106
Asset-Backed Securities - 4.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	23,550,000	23,701,050
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	12,672,000	12,721,091
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	5,740,000	5,752,915
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	12,220,000	12,260,754
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	6,704,000	6,732,244
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	8,500,000	8,546,274
TOTAL BAILIWICK OF JERSEY		69,714,328
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	4,836,006	4,906,718
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	14,202,119	14,367,620
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	980,000	988,668
TOTAL CANADA		20,263,006
GRAND CAYMAN (UK OVERSEAS TER) - 1.3%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	25,100,000	25,212,950
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	18,732,000	18,851,660
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	8,250,000	8,257,029
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,072
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	5,368,000	5,368,902
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	19,086,488	19,100,116
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	7,566,000	7,599,782
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	18,170,000	18,210,083
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	24,780,000	24,804,780
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	12,800,000	12,817,907
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	7,970,000	8,019,900
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	21,860,000	21,999,838
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	11,089,000	11,138,901
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	124,999
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	15,590,000	15,635,632
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	698,318	699,054
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	6,900,000	6,906,652
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	16,231,000	16,375,764
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,858
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	6,880,000	6,880,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	10,548,000	10,548,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	21,114,000	21,179,580
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	9,231,000	9,248,982
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,480
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	13,065,000	13,065,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	11,410,000	11,427,708
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	6,800,000	6,819,768
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	5,800,000	5,818,850
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7392% 1/16/2032 (b)(c)(d)	2,258,590	2,264,977
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	40,316,000	40,316,000
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	9,710,000	9,735,256
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	12,450,000	12,501,493
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	14,140,000	14,205,553
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	6,930,000	6,931,386
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	2,000,000	2,001,516
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	11,494,000	11,551,470
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	11,970,000	11,990,098
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	31,066,000	31,149,102
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	9,000,000	9,031,203
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	15,193,000	15,308,026
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	6,676,037	6,712,281
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	10,682,306	10,281,719
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	9,130,000	9,158,467
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	10,990,000	11,056,907
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	19,170,000	19,222,392
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	1,913,000	1,929,008
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5317% 7/27/2031 (b)(c)(d)	1,561,900	1,564,491
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	9,810,000	9,830,434
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	16,291,000	16,337,934
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	21,830,000	21,984,797
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	13,160,000	13,165,185
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	3,092,000	3,093,546
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	10,440,000	10,452,580
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	9,690,000	9,751,406
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	9,420,000	9,438,991
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	13,105,000	13,172,465
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	10,650,000	10,688,106
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	14,340,000	14,427,962
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	6,044,844	6,062,374
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	14,150,000	14,239,074
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	16,000,000	16,096,448
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	16,110,000	16,202,955
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	18,840,000	18,920,296
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	1,300,000	1,305,004
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	8,925,000	8,929,463
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	150,000	149,999
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	9,640,000	9,686,041
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	1,355,447	1,356,306
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	14,044,000	14,067,229
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	251,986
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	8,857,668	8,877,704
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(e)	13,070,000	13,070,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	14,148,000	14,178,786
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	4,742,983	4,448,681
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	12,190,000	12,207,029
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	10,300,000	10,309,600
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	13,007,000	13,065,532
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	15,740,000	15,783,616
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	15,900,000	15,929,574
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	14,100,000	14,184,191
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	12,088,521	12,107,415
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	342,491	342,919
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	1,793,736	1,798,355
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	4,980,546	4,790,402
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	18,433,954	17,515,759
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	1,380,000	1,032,415
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	8,170,000	8,179,690
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	14,610,000	14,718,202
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	6,280,000	6,319,464
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	3,951,000	3,965,117
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		965,862,624
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	13,479,509	13,618,791
MULTI-NATIONAL - 0.0%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	12,690,000	12,690,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	12,690,000	12,690,000
TOTAL MULTI-NATIONAL		25,380,000
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	18,375,858	18,877,128
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	16,742,705	17,199,424
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	9,562,000	9,753,240
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	2,853,686	2,582,594
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	199,540	193,562
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	4,293,425	4,143,195
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	1,488,945	901,178
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	7,035,909	6,658,907
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	16,107,447	14,880,825
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	2,979,365	2,986,303
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (d)	57,239	57,317
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	25,000,000	25,201,293
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	3,756,599	3,765,214
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	14,150,000	14,200,940
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	16,200,000	16,314,926
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	13,072,000	13,249,779
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	32,320,000	32,530,756
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	7,800,000	8,062,366
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (d)	5,029,000	5,123,420
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,767,423	1,696,872
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	255,270	228,450
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	7,098,572	7,153,119
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (d)	7,820,000	7,964,782
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	11,380,000	11,411,158
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	23,760,414	22,005,679
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	3,035,716	3,030,070
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	1,852,000	1,865,373
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	6,012,000	6,088,477
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	31,929	31,953
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	14,679,000	14,943,312
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	11,479,000	11,661,780
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,206,888	4,230,026
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,084,000	4,136,496
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	966,563	937,566
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	9,069,024	8,479,770
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	3,098,041	2,346,766
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	8,894,163	8,467,299
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	2,182,701	2,112,217
Castlelake Aircraft Structured Trust Series 2021-1A Class B, 6.656% 1/15/2046 (d)	603,753	603,358
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	14,430,000	14,439,408
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	4,761,817	4,719,672
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	15,195,000	15,365,929
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	11,940,000	12,247,879
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	9,000,000	8,890,867
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	14,161,000	14,316,406
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	779,210	779,740
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	25,296,930	24,801,477
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	8,037,225	7,860,522
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	714,420	707,608
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	28,765,710	25,077,920
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	3,970,620	3,793,228
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	12,264,030	11,287,244
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (d)	13,000,000	13,062,929
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	2,320,964	2,329,130
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,112,000	6,206,847
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	10,995,000	11,024,405
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	4,988,000	5,087,433
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	25,989,000	26,184,190
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (d)	5,662,388	5,647,688
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	10,810,000	10,625,575
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (d)	2,552,565	2,538,951
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	34,443,840	32,654,200
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	14,110,975	13,050,963
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	6,660,653	5,986,652
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	12,310,000	12,388,956
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	17,642,338	17,958,037
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	8,040,000	8,137,137
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	17,233,000	17,274,681
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	14,713,369	14,816,105
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	10,461,000	10,675,460
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	11,218,000	11,274,090
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	4,400,000	4,400,000
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,400,000	5,319,096
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	5,000,000	4,894,039
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (d)	5,000,000	4,829,566
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (d)	13,645,000	13,493,618
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (d)	2,600,000	2,631,587
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (d)	10,800,000	11,104,844
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (d)	7,820,000	7,940,633
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	37,630,000	37,820,055
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	28,100,000	28,593,371
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	6,500,000	6,611,194
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	21,913,000	22,276,756
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	20,228,201	20,122,418
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	12,689,000	12,801,772
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	6,253,000	6,275,225
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (d)	5,000,000	4,760,682
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (d)	6,600,000	6,742,404
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (d)	9,800,000	10,253,801
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	3,961,000	4,034,591
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	18,500,000	18,703,576
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (d)	5,700,000	5,762,657
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (d)	7,800,000	7,902,143
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (d)	3,650,000	3,690,986
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (d)	9,100,000	9,297,463
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (d)	2,600,000	2,638,471
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	20,800,000	20,962,182
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	23,950,000	24,007,336
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	6,096,083	6,118,060
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	11,370,000	11,434,491
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	11,100,000	11,209,783
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	11,540,238	11,264,273
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	9,600,000	9,699,772
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	7,243,000	7,324,404
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	2,138,000	2,156,780
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,845,000	1,862,438
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	22,165,000	22,548,162
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	14,696,000	14,960,142
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	9,818,330	9,184,465
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	2,475,079	2,484,921
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	17,761,000	18,003,461
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	7,800,000	7,942,815
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	33,100,000	33,036,988
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029	4,500,000	4,495,807
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	7,200,000	7,327,921
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	14,043,502	14,185,334
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	15,895,000	16,079,609
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (d)	76,702	75,383
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.6838% 8/25/2034 (b)(c)	50,161	70,311
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	7,200,000	7,302,668
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (d)	22,189,000	22,419,397
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	6,356,971	6,364,385
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	4,200,000	4,201,186
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	30,091,479	30,443,390
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (b)(c)	8,477	8,440
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	7,420,000	7,445,356
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,974,580	5,059,391
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	38,070,300	35,809,952
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	9,452,700	9,166,198
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,452,700	8,811,494
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	6,010,000	6,031,435
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	1,493,745	1,493,268
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(d)	1,295,340	1,288,724
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	10,224,105	10,008,745
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,300,000	11,337,675
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	14,597,049	13,867,197
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	540,819	492,145
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,645,000	4,527,779
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,269,000	3,034,504
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (d)	5,173,000	4,894,842
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	15,775,000	15,973,151
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	13,950,000	13,968,195
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	1,286,678	1,289,015
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	8,985,000	9,116,701
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (d)	10,798,333	9,881,421
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	17,542,035	18,338,440
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	38,340,908	39,164,709
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	21,252,735	21,964,525
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	18,433,800	18,732,374
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	18,433,800	18,347,922
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	9,216,900	9,241,164
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	8,200,000	8,205,125
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(c)	43,426	44,759
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	10,249,472	10,281,049
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	3,082,199	3,089,281
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (d)	72,900,000	70,530,677
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	19,039,405	18,960,621
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028	4,000,000	4,000,196
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	6,827,620	6,834,321
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	7,041,112	7,050,739
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	17,100,000	17,277,144
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,500,000	6,566,813
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (d)	7,800,000	7,905,388
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,577,000	1,593,081
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	7,500,000	7,623,101
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	5,600,000	5,632,832
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	6,954,000	6,939,612
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	10,278,911	10,453,908
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	20,628,667	20,861,086
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	23,983,000	24,101,163
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (d)	8,600,000	8,647,015
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	14,287,298	14,782,300
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	14,868,407	14,886,471
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	7,684,000	7,739,707
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	7,800,000	7,895,091
TOTAL UNITED STATES		1,868,551,273
TOTAL ASSET-BACKED SECURITIES (Cost $2,938,644,471)		2,963,390,022

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Media - 0.0%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (g)	405,000	405,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(c)(g)	14,963	15,042
TOTAL UNITED KINGDOM		420,042
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(c)(g)	145,000	144,638
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(c)(g)	105,000	105,197
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(g)(h)	60,000	59,625
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3373% 6/23/2031 (b)(c)(g)	1,525,953	1,521,573
		1,581,198
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(g)	805,814	696,594
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (b)(g)	545,000	506,850
		1,203,444
Hotels, Restaurants & Leisure - 0.0%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (b)(c)(g)	453,863	453,105
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(c)(g)	380,000	372,400
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (b)(c)(g)	408,941	382,871
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(g)	979,857	945,072
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(g)	314,167	303,171
		2,456,619
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(g)	619,954	587,872
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(c)(g)	418,665	415,001
		1,002,873
Specialty Retail - 0.0%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(g)	90,000	89,800
TOTAL CONSUMER DISCRETIONARY		6,583,769

Consumer Staples - 0.0%
Food Products - 0.0%
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(g)(h)	18,276	18,296
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(g)(h)	1,724	1,726
		20,022
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(c)(g)	80,000	80,150
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(g)(h)	1,085,000	998,200
		1,078,350
Financials - 0.0%
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(g)	50,000	50,012
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(g)	658,350	658,278
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(g)	395,000	395,099
		1,103,389
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (b)(c)(g)	5,000	4,991
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (b)(c)(g)	398,980	397,914
		402,905
TOTAL FINANCIALS		1,506,294

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(c)(g)	135,828	127,226
Industrials - 0.0%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (b)(c)(g)	45,000	44,789
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(g)(h)	105,086	104,482
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(g)(h)	9,914	9,857
		159,128
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(c)(g)	14,963	14,932
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(g)	59,699	59,889
		74,821
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(g)	798,000	794,513
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(g)	413,933	399,963
TOTAL INDUSTRIALS		1,428,425

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(g)	828,198	765,437
Software - 0.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8286% 2/23/2032 (b)(c)(g)	10,000	10,234
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (b)(c)(g)	200,000	203,626
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(g)	880,000	876,999
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (b)(c)(g)	630,000	604,013
		1,694,872
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(c)(g)	600,000	588,000
TOTAL INFORMATION TECHNOLOGY		3,048,309

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(g)	1,036,986	921,062
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(g)(i)	325,353	327,793
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(g)	305,047	307,335
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(g)	403,988	387,287
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (b)(c)(g)	184,538	183,306
		2,126,783
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (b)(c)(g)	45,000	44,944
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (b)(c)(g)	4,988	4,970
		49,914
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (b)(c)(g)	1,127,576	1,126,877
TOTAL MATERIALS		3,303,574

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(c)(g)	235,815	235,315
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(g)	403,895	401,875
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(g)	408,941	403,829
		805,704
TOTAL UTILITIES		1,041,019

TOTAL UNITED STATES		18,136,988
TOTAL BANK LOAN OBLIGATIONS (Cost $18,515,761)		18,557,030

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	2,954,000	3,003,666
KeyBank NA/Cleveland OH 6.95% 2/1/2028	619,000	652,238
Regions Bank/Birmingham AL 6.45% 6/26/2037	5,877,000	6,199,922

TOTAL BANK NOTES (Cost $10,023,126)		9,855,826

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (d)	2,150,119	2,131,639
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	12,038,436	10,475,720
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (d)	1,648,061	1,457,549
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	11,863,519	10,944,177
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (d)	703,300	648,925
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	15,313,219	13,925,140
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	6,300,868	6,244,978
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	21,926,492	21,797,126
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	9,955,715	9,752,716
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	5,301,828	5,237,163
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(m)	556,406	56
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	433,902	419,643
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	14,992	14,858
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (d)	215,744	191,618
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(d)	2,850,160	2,852,559
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	13,784	14,002
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	12,088	12,148
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	18,982	19,330
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	14,274	14,526
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	18,719	19,106
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	7,349	7,445
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	2,751	2,847
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	7,875	8,100
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	1,477	1,481
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	2,637	2,661
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	2,763	2,786
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	3,403	3,431
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	1,361	1,364
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(j)	4,696	118
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(j)	58,695	6,713
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(j)	3,776	386
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (k)	7,672	6,589
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	10,063	10,194
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(j)	77,620	5,651
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	215,192	221,152
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	1,704	1,758
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	144,974	142,119
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	27,156	27,835
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(j)	41,027	3,926
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(j)	27,994	2,763
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (k)	34,007	30,090
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (k)	52,765	44,639
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (k)	5,635	4,567
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(j)	14,976	1,615
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	15,959	19,466
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	16,660	20,463
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	3,437	3,812
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	65,024	62,535
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	582,167	573,821
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	61,241	63,204
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	214,471	213,250
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (j)	989	7
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (j)	118,004	2,934
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	66,147	61,291
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	82,715	76,465
Fannie Mae Guaranteed REMICS Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 1/25/2043 (b)(c)	405,985	397,758
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	981	16
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(j)	3,617	15
Fannie Mae Guaranteed REMICS Series 2013-100 Class PJ, 3% 3/25/2043	7,214,792	6,843,576
Fannie Mae Guaranteed REMICS Series 2013-123 Class PZ, 2.7% 3/25/2043	7,835,745	7,014,461
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (j)	15,743	90
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(j)	67,179	7,124
Fannie Mae Guaranteed REMICS Series 2013-16 Class GP, 3% 3/25/2033	220,749	216,269
Fannie Mae Guaranteed REMICS Series 2013-44 Class DJ, 1.85% 5/25/2033	5,114,454	4,705,653
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (j)	393,271	58,655
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	460,359	437,682
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	206,659	30,522
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	7,764,090	7,037,729
Fannie Mae Guaranteed REMICS Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8165% 5/25/2047 (b)(c)	875,543	852,402
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,500,032	1,369,390
Fannie Mae Guaranteed REMICS Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 5/25/2048 (b)(c)	470,922	456,747
Fannie Mae Guaranteed REMICS Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 6/25/2048 (b)(c)	1,124,131	1,088,325
Fannie Mae Guaranteed REMICS Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 5/25/2049 (b)(c)	7,373,585	7,249,174
Fannie Mae Guaranteed REMICS Series 2020-39 Class MG, 1.5% 6/25/2040	21,154,020	17,823,980
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	21,681,814	18,268,563
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	5,258,520	4,680,434
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	8,514,060	7,510,008
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	5,603,100	4,634,966
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	5,937,486	4,945,241
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	6,309,846	5,255,374
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	4,722,661	3,955,170
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	1,883,493	1,540,049
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	5,209,866	4,573,966
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	15,670,268	13,695,142
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	10,314,497	9,075,790
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	21,365,054	18,726,076
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	8,492,404	7,387,322
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	5,402,345	4,946,179
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	5,856,590	5,357,142
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	6,430,131	5,814,923
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	7,392,235	6,900,697
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	4,099,498	3,754,213
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	6,683,797	6,228,186
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	7,271,635	6,808,083
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	2,726,601	2,478,652
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	15,460,420	13,668,127
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	64,941,700	56,833,813
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	6,173,772	5,403,568
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	4,763,948	4,615,646
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	17,495,111	15,502,803
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	7,674,864	7,027,944
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	15,146,241	13,573,785
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	6,494,506	6,541,416
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(c)	9,207,740	9,249,923
Fannie Mae Guaranteed REMICS Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.402% 10/25/2054 (b)(c)	23,241,147	23,175,781
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,420	1,452
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (k)	17,007	14,080
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (k)	26,921	22,420
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	50,008	2,085
Fannie Mae Mortgage pass-thru certificates Series 2020-59 Class MC, 1.5% 8/25/2040	23,833,688	20,070,942
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	26,835,576	26,850,707
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	11,102,872	11,120,609
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	18,612,117	18,652,418
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	18,655,001	18,683,828
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	23,021,371	23,063,582
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	9,748,531	9,771,941
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,222,199	1,155,206
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	13,846,318	12,994,851
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	15,218,032	14,937,850
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	6,388,233	5,849,107
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (j)	13,786	2,017
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (j)	12,853	1,919
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(j)	10,759	1,973
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(j)	6,586	1,028
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	10,060	1,736
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(j)	5,959	1,067
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	58,061	9,460
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,560	1,577
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,774	3,832
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	11,194	11,385
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	680,135	660,318
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7531% 5/15/2048 (b)(c)	770,893	746,201
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	11,524,377	9,122,222
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	4,497,309	3,949,176
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,852,756	4,234,881
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	4,591,148	4,035,919
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	5,944,614	4,974,480
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	7,503	7,656
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	41,668	42,535
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	4,376	4,458
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	6,733	6,866
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	14,740	15,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	7,910	8,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,315	5,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,083	4,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	42,780	43,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7469% 11/15/2031 (b)(j)	2,065	87
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	1,057	1,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	1,509	1,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	1,443	1,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	2,431	2,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	844	848
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	13,547	13,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	14,488	14,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	31,611	32,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	1,692	257
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	128,424	129,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	20,767	21,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	305,923	302,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	128,107	132,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	192,692	189,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	227	225
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	66,542	67,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (k)	4,775	4,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(j)	20,305	1,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (k)	64,243	52,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (k)	9,496	8,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (k)	34,545	28,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (k)	38,273	31,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	65,779	68,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	269,794	275,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(j)	93,660	8,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	19,039	19,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(j)	62,023	6,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	67,529	65,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	29,396	29,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3711 Class B, 4% 8/15/2025	53,683	53,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3720 Class EB, 4% 9/15/2025	83,184	82,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	302,150	304,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	118,815	118,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	10,587,093	9,257,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	62,701	58,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	28,261	1,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (j)	187	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	755	5
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	164,520	6,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	144,742	142,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	555,276	533,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8031% 8/15/2047 (b)(c)	431,667	420,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,680,704	2,168,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	13,317,812	12,145,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	4,647,347	3,903,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,608,331	2,366,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	3,226,801	2,712,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	2,459,148	2,065,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	3,448,681	3,010,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,305,111	3,637,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	11,363,197	10,751,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,675,550	3,895,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	4,699,946	3,925,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	4,640,842	3,833,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	4,558,363	3,976,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	30,541,870	26,408,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	6,066,497	5,421,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	40,368,704	35,509,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	4,241,193	3,707,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	4,135,362	3,615,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	4,027,581	3,597,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,460,776	3,025,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	7,132,093	6,153,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	22,851,223	19,907,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,460,788	3,025,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	3,056,400	2,732,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	14,409,513	12,951,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	8,020,909	7,375,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	3,297,565	3,008,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	3,279,361	2,934,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	5,790,351	5,194,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	10,368,744	9,240,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	7,730,097	7,201,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	4,407,402	4,148,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	18,436,830	17,246,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	5,969,613	5,983,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	10,983,911	10,875,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	37,962,925	38,009,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	9,382,700	9,357,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	17,180,299	17,222,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	13,969,401	14,000,375
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	17,457	17,794
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,288	1,310
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,355	1,381
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	580	592
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,440	2,481
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (k)	19,716	16,077
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	275,262	253,994
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	4,643,055	4,422,511
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,877,336	1,782,678
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	3,186,476	3,019,380
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (d)	822,738	750,950
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(l)	103,316	103,111
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(l)	30,306	30,207
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(l)	76,093	75,887
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(l)	66,528	66,480
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(l)	62,707	62,644
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(l)	73,410	73,320
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(l)	72,048	71,999
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(l)	66,815	66,738
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(l)	66,865	66,812
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(l)	76,976	76,951
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(c)(l)	222,991	222,976
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(l)	81,972	82,016
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(l)	102,180	102,347
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(l)	49,220	49,310
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(l)	100,885	100,981
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(l)	48,373	48,405
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(l)	4,569	4,567
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(l)	44,069	44,093
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(l)	73,956	74,001
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(l)	60,995	60,952
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(l)	2,605	2,578
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	5,468	5,320
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(l)	3,429	3,392
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(l)	168,348	167,408
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(l)	10,150	10,076
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	94,629	85,892
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(l)	266,444	264,770
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	102,827	101,711
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(j)	24,704	1,579
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(j)	18,608	1,596
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(j)	38,468	3,722
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	59,416	57,047
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	857,827	830,325
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	189,135	182,897
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(l)	131,775	131,752
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	8,627	410
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	18,861	2,395
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(j)	73,374	6,840
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	391,559	383,271
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,572,885	1,431,874
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	590,414	543,454
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	999,742	905,315
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	811,409	739,700
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	247,909	227,826
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,566,675	2,301,102
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	843,493	763,377
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	677,259	615,015
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	857,086	787,123
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	776,092	722,955
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (b)(c)	1,764,834	1,738,985
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2549% 5/20/2065 (b)(l)	25,935	25,576
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	7,490,272	7,220,840
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(d)	1,937,874	1,927,686
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	41,642,822	38,910,032
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	758,171	709,165
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	3,062,015	2,838,653
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (d)	305,954	283,992
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	8,301,733	8,122,767
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	13,002,647	12,014,862
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	8,392,469	7,833,916
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (d)	32,441	30,343
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,470,826	1,452,360
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,575,052	1,536,041
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	5,589,386	5,582,049
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(d)	1,513,415	1,500,398
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (d)(f)	1,313,312	1,323,937
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	1,559,738	1,474,205
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/2053 (d)	5,702,734	5,596,996
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (d)	3,032,515	2,797,020
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(d)	4,448,873	4,089,539
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	4,457,215	4,360,761
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	8,089,793	7,881,744
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	21,272,568	20,500,064
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,009,773	1,918,777
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	790,449	788,032
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	1,456	1,348
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (b)(c)	39,299	37,624
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (d)	642,183	611,218
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(d)	24,703,434	22,831,188
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	40,869,926	38,442,690
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.42% 9/25/2033 (b)	4,264	4,285
TOTAL UNITED STATES		1,212,776,143
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,214,003,424)		1,212,776,143

Commercial Mortgage Securities - 3.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	6,380,000	6,005,175
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,295,000	1,154,169
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	536,000	444,853
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	11,766,074	11,732,982
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	1,871,854	1,859,570
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	1,336,780	1,325,918
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,699,975	2,617,735
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,773,663
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	1,699,021	1,679,326
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,617,399
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,271,931	7,021,046
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	40,101,000	38,888,374
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	6,489,939	6,354,456
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	10,750,000	10,545,071
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	4,078,242	4,043,239
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	909,700	901,949
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,008,307
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	3,187,664	3,050,284
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (b)(j)	30,600,000	585,565
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	19,800,000	18,777,009
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (b)(j)	102,204,224	4,542,630
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	1,200,000	1,089,356
BANK Series 2022-BNK44 Class A5, 5.7442% 11/15/2055 (b)	4,700,000	4,949,652
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	8,201,000	8,307,514
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	14,200,000	14,541,281
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 11/25/2035 (b)(c)(d)	20,087	19,410
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.0938% 11/25/2035 (b)(c)(d)	5,373	5,198
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0188% 1/25/2036 (b)(c)(d)	47,517	45,487
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1088% 1/25/2036 (b)(c)(d)	15,340	14,624
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.1388% 1/25/2036 (b)(c)(d)	5,785	5,457
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 1/25/2036 (b)(c)(d)	8,419	7,894
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.9738% 4/25/2036 (b)(c)(d)	8,292	7,776
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.0038% 4/25/2036 (b)(c)(d)	5,014	4,651
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 4/25/2036 (b)(c)(d)	5,303	4,842
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.3938% 4/25/2036 (b)(c)(d)	5,014	4,609
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2036 (b)(c)(d)	7,399	6,961
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.9288% 7/25/2036 (b)(c)(d)	5,257	4,891
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.0638% 7/25/2036 (b)(c)(d)	4,965	4,636
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 12/25/2036 (b)(c)(d)	102,809	96,016
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 12/25/2036 (b)(c)(d)	8,262	8,238
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 12/25/2036 (b)(c)(d)	5,601	5,538
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 3/25/2037 (b)(c)(d)	25,786	24,277
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8388% 7/25/2037 (b)(c)(d)	86,423	80,451
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9138% 7/25/2037 (b)(c)(d)	80,891	75,291
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9888% 7/25/2037 (b)(c)(d)	27,555	26,097
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.0488% 7/25/2037 (b)(c)(d)	17,953	16,899
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.1688% 7/25/2037 (b)(c)(d)	26,342	22,689
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 7/25/2037 (b)(c)(d)	28,331	26,629
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2037 (b)(c)(d)	15,028	13,718
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 7/25/2037 (b)(c)(d)	16,035	14,468
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9888% 7/25/2037 (b)(c)(d)	25,886	23,793
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 7/25/2037 (b)(c)(d)	40,699	37,355
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 7/25/2037 (b)(c)(d)(m)	24,712	27,739
BBCMS Mortgage Trust Series 2019-C3 Class ASB, 3.458% 5/15/2052	3,666,282	3,586,745
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,754,676	1,703,815
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2965% 9/15/2056 (b)	13,794,000	14,686,658
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2255% 6/15/2038 (b)(c)(d)	4,207,067	3,912,033
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	2,024,493	1,997,385
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	2,031,448	2,010,044
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,233,391
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,587,182
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	889,029	883,395
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	3,112,512	3,050,114
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	14,923,483
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,573,916
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	7,473,437	7,345,126
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0657% 8/15/2052 (b)(j)	77,511,604	2,270,175
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,322,770
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (b)(j)	118,932,726	2,685,001
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4018% 3/15/2053 (b)(j)	25,415,903	1,220,817
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7827% 7/15/2053 (b)(j)	18,335,608	978,417
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7563% 9/15/2053 (b)(j)	10,926,635	554,459
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2342% 7/15/2054 (b)(j)	34,575,462	1,920,954
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	3,205,000	2,775,976
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055	7,200,000	7,413,762
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,778,602
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	21,008,136	20,565,169
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	13,894,628	13,898,970
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7867% 9/15/2056 (b)(j)	221,976,749	12,016,445
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,300,147
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	19,211,000	19,223,007
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	5,310,000	5,310,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	3,540,000	3,540,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(d)	5,000,000	5,036,717
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	50,588,622	50,651,802
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	11,281,000	11,295,101
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	84,261,011	84,366,338
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	6,654,469	6,612,878
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	4,437,000	4,403,723
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	2,933,000	2,909,169
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	3,079,000	3,052,059
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	33,219,512	33,048,149
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	9,701,000	9,646,432
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	10,186,000	10,115,971
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	3,579,000	3,552,158
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	11,390,000	11,354,406
BX Commercial Mortgage Trust Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2265% 6/15/2038 (b)(c)(d)	3,331,604	3,323,274
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	3,506,148	3,501,765
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	14,697,514	14,702,107
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	7,658,323	7,643,964
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	7,546,700	7,532,577
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	5,089,000	5,086,396
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	5,089,000	5,076,277
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	18,464,435	18,504,826
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	3,586,488	3,596,575
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	1,943,248	1,949,321
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	22,700,000	23,159,466
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	9,913,000	9,909,902
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	35,546,940	35,613,591
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	1,328,867	1,326,375
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	4,415,129	4,393,053
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	10,243,000	10,230,196
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	3,226,657	3,219,598
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	35,148,590	35,060,718
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.115% 10/15/2038 (b)(c)(d)	625,963	624,789
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	8,004,500	8,007,001
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	2,241,400	2,242,100
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	1,512,000	1,512,473
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	43,597,160	43,651,656
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	6,906,807	6,908,966
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	5,768,211	5,770,013
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	40,912,848	40,976,775
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	4,201,997	4,207,249
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	11,892,264	11,899,697
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	15,452,248	15,461,905
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	22,770,000	22,727,213
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	68,759,000	68,673,073
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	5,582,000	5,575,023
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	7,863,000	7,853,171
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	20,276,000	20,276,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	739,796	729,980
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	17,950,000	17,210,090
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	405,450	398,106
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	9,232,904	9,061,519
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	28,296,507	27,858,520
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	10,045,278	9,219,671
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	15,360,984	14,654,417
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	8,445,777	8,251,854
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	17,489,806	16,886,016
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	774,117	745,958
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,706,101
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	639,352	637,608
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (b)(j)	1,308,421	2,411
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	67,452	66,992
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (b)(j)	1,145,517	8,487
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	3,698,192	3,660,392
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,664,230
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (b)(j)	18,951,810	639,218
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	1,099,968	1,047,610
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	9,464,000	9,416,715
COMM Mortgage Trust Series 2015-LC21 Class A4, 3.708% 7/10/2048	2,085,000	2,078,140
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	548,701	539,276
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,766,329
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	4,092,178	4,072,638
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	2,625,000	2,570,674
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	6,551,300	6,247,925
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	1,594,114	1,559,896
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	2,117,052	2,079,106
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	9,373,000	9,597,774
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	66,059,127	65,832,050
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	27,242,291	27,148,645
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	7,260,000	7,335,859
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	8,451,998	8,451,998
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	3,661,202	3,663,473
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	2,741,564	2,743,277
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	19,072,955	19,096,776
Fannie Mae Guaranteed REMICS Series 2018-M10 Class A2, 3.3549% 7/25/2028 (b)	979,480	952,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	37,715,090	37,571,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	2,491,111	2,475,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	24,552,958	24,193,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	6,124,002	6,026,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,552,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	20,965,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	12,324,949	11,995,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	26,757,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	12,914,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	28,327,000	27,679,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,090,000	21,525,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	51,490,000	50,533,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,781,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	33,650,000	33,178,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,428,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,318,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	27,628,608	27,127,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,525,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,125,000	1,103,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K092 Class A2, 3.298% 4/25/2029	1,250,000	1,201,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class A2, 2.785% 6/25/2029	1,250,000	1,175,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	5,100,000	4,712,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	18,272,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	2,903,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	6,865,000	6,107,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030	17,300,000	17,204,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	5,400,000	5,459,457
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(d)	6,785,662	6,516,204
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8748% 7/10/2046 (b)(d)(m)	1,520,050	1,465,343
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	2,860,805	2,790,498
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	2,226,376	2,212,352
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	467,297	465,551
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	3,972,643	3,832,776
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,057,110
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,695,252
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,316,836	1,303,745
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	20,920,000	20,426,844
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	928,214
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	6,295,260	6,051,046
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	24,627,106	24,473,403
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	1,654,000	1,641,378
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	1,363,000	1,355,824
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	7,494,000	7,245,147
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	53,036,000	53,182,851
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4, 3.6108% 5/15/2048	3,857,514	3,846,465
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	629,915	620,261
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,669,427	1,648,387
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	5,713,527	5,657,291
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	2,872,000	2,528,960
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,500,000	1,231,463
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	1,527,265	1,450,917
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(d)	1,846,000	904,540
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	1,167,147	1,108,790
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	767,000	581,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	1,370,000	880,225
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	2,822,445	2,709,808
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	24,200,000	21,475,269
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9084% 4/15/2037 (b)(c)(d)	18,158,800	17,886,418
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	5,098,050	4,922,924
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	41,080,997	40,259,378
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	22,757,000	21,562,258
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	8,790,000	8,306,550
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	8,790,000	8,224,850
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	544,850	543,488
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	1,426,600	1,419,467
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	1,983,800	1,971,401
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	1,733,200	1,715,868
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	3,661,704	3,658,271
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	11,210,236	11,189,217
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (b)(j)	651,320	1,422
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	5,124,962	5,076,333
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	15,100,000	14,653,103
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,537,043	6,291,067
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	7,467,886	7,225,440
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(c)(d)	134,441	109,569
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,115,164
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,232,726
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 12/15/2036 (b)(c)(d)	9,700,000	8,324,718
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (b)(j)	27,676,361	1,284,753
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	40,725,683	39,264,372
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (b)(d)(j)	12,148,000	2,398,765
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	10,362,382	9,719,914
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.809% 12/15/2035 (b)(c)(d)	20,822,000	20,678,053
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	8,560,570	8,598,034
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	9,703,200	9,745,663
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	30,412,413	30,260,351
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 4/15/2036 (b)(c)(d)	23,000,000	22,895,946
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (b)(d)(j)	213,942,750	2,754,256
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	4,954,000	4,861,113
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	2,576,000	2,521,260
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	12,576,307	12,521,285
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	43,724,624	43,642,641
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	22,724,766	22,682,157
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	5,585,706	5,575,233
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	3,855,303	3,848,074
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	30,965,000	30,974,742
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	7,289,000	7,334,606
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	5,436,000	5,442,701
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	1,225,091	1,205,677
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	541,662	534,595
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (b)(j)	25,407,635	591,205
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	926,760	919,786
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	1,539,247	1,527,636
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,459,590
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	10,765,947	10,374,933
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	14,678,994	12,044,150
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	470,000	373,550
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	58,746,457	1,183,894
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3, 3.294% 1/15/2059	3,980,717	3,937,299
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8463% 1/15/2059 (b)(c)	4,936,089	4,944,751
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	4,200,000	4,094,270
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(c)(d)	5,200,000	5,206,425
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	16,050,081	15,755,095
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	508,627	501,278
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	85,851	84,705
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (b)(j)	1,359,129	26,761
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	319,309	316,638
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	643,942	638,967
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (b)(j)	27,864,812	580,552
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	6,573,985	6,536,276
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,522,016
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,214,331
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,776,465	1,718,566
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8307% 12/15/2052 (b)(j)	57,724,645	1,946,562
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	787,478	753,174
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	4,475,000	4,102,654
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	16,435,000	16,366,366
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	12,197,681
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	7,200,000	7,227,126
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)	3,750,000	3,763,856
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	8,200,000	8,245,957
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	20,000,000	20,113,184
TOTAL UNITED STATES		2,583,247,255
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,588,040,055)		2,583,247,255

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (n)	6,213	62,130
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (m)	22,175	277,188
Cano Health LLC warrants (m)(o)	681	2,819
		280,007
TOTAL UNITED STATES		342,137
TOTAL COMMON STOCKS (Cost $495,885)		342,137

Fixed-Income Funds - 46.5%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (p)	101,839,834	941,000,067
Fidelity Advisor New Markets Income Fund - Class Z (p)	93,294,614	1,216,561,762
Fidelity Advisor Real Estate Income Fund - Class Z (p)	103,846,488	1,272,119,473
Fidelity SAI High Income Fund (p)	18,892,684	174,946,256
Fidelity SAI Inflation-Protected Bond Index Fund (p)	33,689,206	342,619,227
Fidelity SAI Intermediate Treasury Bond Index Fund (p)	295,150,250	2,877,714,935
Fidelity SAI International Credit Fund (p)	67,221,776	722,634,089
Fidelity SAI Long-Term Treasury Bond Index Fund (p)	360,319,460	2,551,061,780
Fidelity SAI Short-Term Treasury Bond Index Fund (p)	8,040,185	80,080,243
Fidelity SAI Total Bond Fund (p)	1,838,017,550	16,725,959,702
Fidelity SAI U.S. Treasury Bond Index Fund (p)	701,413,165	6,193,478,244
Fidelity Sustainability Bond Index Fund (p)	2,608,383	24,310,129
Fidelity U.S. Bond Index Fund (p)	38,165,351	398,446,265
TOTAL FIXED-INCOME FUNDS (Cost $35,987,858,767)		33,520,932,172

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	730,000	372,350
Australian Commonwealth 1.75% 11/21/2032 (q)	AUD	5,000,000	2,610,537
TOTAL AUSTRALIA			2,982,887
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	580,000	369,560
Canadian Government 2.75% 6/1/2033	CAD	690,000	474,204
Canadian Government 3% 6/1/2034	CAD	435,000	303,562
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,060,364
TOTAL CANADA			5,207,690
COLOMBIA - 0.0%
Colombian Republic 8% 11/14/2035		4,590,000	4,693,275
Colombian Republic 8.75% 11/14/2053		6,175,000	6,365,190
TOTAL COLOMBIA			11,058,465
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (q)	EUR	4,100,000	4,612,619
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	170,000,000	1,085,251
Japan Government Treasury Bills 0% 7/22/2025 (r)	JPY	374,600,000	2,484,999
Japan Government Treasury Bills 0% 9/22/2025 (r)	JPY	374,850,000	2,484,132
TOTAL JAPAN			6,054,382
MEXICO - 0.0%
United Mexican States 3.25% 4/16/2030		1,247,000	1,119,183
United Mexican States 3.5% 2/12/2034		1,035,000	849,321
United Mexican States 4.5% 4/22/2029		3,114,000	3,018,649
United Mexican States 6% 5/13/2030		3,370,000	3,434,030
TOTAL MEXICO			8,421,183
MULTI-NATIONAL - 0.0%
European Union 0% 10/4/2028 (q)	EUR	2,000,000	1,910,500
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		18,075,000	14,152,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,789,170)			54,400,451

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
State of California 7.625% 3/1/2040	190,000	228,278
Illinois - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	15,640,000	15,224,291
Ohio - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,136,334
TOTAL MUNICIPAL SECURITIES (Cost $16,724,481)		16,588,903

Non-Convertible Corporate Bonds - 13.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		285,000	288,563
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		4,532,000	3,961,699
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		3,723,000	3,483,787
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)		16,472,000	15,073,839
Westpac Banking Corp 4.11% 7/24/2034 (b)		5,791,000	5,557,386
Westpac Banking Corp 5.405% 8/10/2033 (b)		12,205,000	12,228,857
			40,305,568
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	1,600,000	1,523,508
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(q)	GBP	1,405,000	1,598,196
TOTAL FINANCIALS			43,427,272

Materials - 0.0%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		1,125,000	1,050,651
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)		2,215,000	2,160,959
Glencore Funding LLC 6.125% 10/6/2028 (d)		2,000,000	2,086,368
Mineral Resources Ltd 8% 11/1/2027 (d)		2,075,000	2,097,126
			6,344,453
TOTAL MATERIALS			7,395,104

TOTAL AUSTRALIA			50,822,376
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		600,000	585,696
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	600,000	637,342
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.932% 10/16/2030 (b)(d)		22,400,000	22,387,479
KBC Group NV 5.796% 1/19/2029 (b)(d)		6,314,000	6,490,168
KBC Group NV 6.324% 9/21/2034 (b)(d)		11,310,000	12,082,330
			40,959,977
TOTAL BELGIUM			42,183,015
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		400,000	403,590
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (d)		1,445,000	1,412,487
Vale Overseas Ltd 6.4% 6/28/2054		11,975,000	12,009,728
			13,422,215
TOTAL BRAZIL			13,825,805
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		2,876,000	2,792,224
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	6,782,359
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	8,019,612
			17,594,195
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,190,000	2,226,904
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)		3,940,000	3,609,022
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		435,000	408,314
TOTAL CONSUMER STAPLES			4,017,336

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		560,000	547,457
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	7,735,468
Canadian Natural Resources Ltd 5% 12/15/2029 (d)		7,200,000	7,199,617
Canadian Natural Resources Ltd 5.4% 12/15/2034 (d)		12,500,000	12,436,756
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	301,891
Canadian Natural Resources Ltd 6.25% 3/15/2038		2,434,000	2,554,994
Cenovus Energy Inc 2.65% 1/15/2032		768,000	651,204
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,675,652
Cenovus Energy Inc 4.25% 4/15/2027		5,693,000	5,638,966
Cenovus Energy Inc 5.25% 6/15/2037		657,000	633,298
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,353,707
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,327,183
Enbridge Inc 4.25% 12/1/2026		1,500,000	1,492,177
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,231,010
Enbridge Inc 6% 11/15/2028		6,027,000	6,283,147
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,435,942
Enbridge Inc 7.2% 6/27/2054 (b)		5,400,000	5,559,802
Parkland Corp 6.625% 8/15/2032 (d)		1,120,000	1,129,759
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (d)		8,200,000	8,206,770
			77,394,800
Financials - 0.1%
Banks - 0.1%
Bank of Montreal 1.85% 5/1/2025		2,414,000	2,403,195
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(q)	EUR	3,700,000	3,843,822
Bank of Nova Scotia/The 4.5% 12/16/2025		2,207,000	2,201,556
Canadian Imperial Bank of Commerce 3.6% 4/7/2032		5,114,000	4,696,261
Canadian Imperial Bank of Commerce 6.092% 10/3/2033		11,192,000	11,941,000
Toronto Dominion Bank 2.8% 3/10/2027		2,626,000	2,540,506
			27,626,340
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (d)		1,474,000	1,355,554
Empower Finance 2020 LP 3.075% 9/17/2051 (d)		3,522,000	2,307,378
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		3,434,000	3,124,693
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		11,067,000	11,368,160
Intact Financial Corp 5.459% 9/22/2032 (d)		7,368,000	7,498,408
			25,654,193
TOTAL FINANCIALS			53,280,533

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,970,000	2,017,134
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		3,115,000	2,864,263
Open Text Corp 3.875% 2/15/2028 (d)		420,000	397,753
			3,262,016
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,365,000	1,343,761
Methanex Corp 5.25% 12/15/2029		90,000	87,856
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,030,000	1,026,776
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		949,000	943,915
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		1,400,000	1,484,969
			4,887,277
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		135,000	133,511
TOTAL MATERIALS			5,020,788

Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		185,000	171,608
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	6,854,565
Emera US Finance LP 3.55% 6/15/2026		9,123,000	8,981,984
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,658,397
TransAlta Corp 6.5% 3/15/2040		655,000	634,806
			21,129,752
TOTAL UTILITIES			21,301,360

TOTAL CANADA			186,115,066
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,041,774
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	8,697,986

TOTAL CHINA			10,739,760
COLOMBIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		695,000	607,430
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		400,000	402,512
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	400,000	337,371
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	925,000	965,719
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	425,000	459,068
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(q)	EUR	2,840,000	3,049,361
Jyske Bank A/S 5% 10/26/2028 (b)(q)	EUR	600,000	655,888
Jyske Bank A/S 5.125% 5/1/2035 (b)(q)	EUR	385,000	423,624
			4,128,873
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (q)	EUR	1,450,000	1,564,046
TOTAL DENMARK			7,117,706
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		435,000	446,681
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (q)	EUR	1,700,000	1,835,714
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	300,000	316,523
TOTAL FINLAND			2,598,918
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (d)		1,325,000	1,027,940
Iliad Holding SASU 7% 4/15/2032 (d)		275,000	277,699
			1,305,639
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(q)	EUR	600,000	659,571
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)		7,967,000	7,744,223
BNP Paribas SA 1.904% 9/30/2028 (b)(d)		7,317,000	6,803,704
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		7,271,000	6,636,315
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		14,952,000	14,847,203
BNP Paribas SA 2.5% 3/31/2032 (b)(q)	EUR	1,600,000	1,634,007
BNP Paribas SA 2.591% 1/20/2028 (b)(d)		2,740,000	2,634,064
BNP Paribas SA 3.945% 2/18/2037 (b)(q)	EUR	2,600,000	2,696,409
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		28,396,000	29,119,226
BPCE SA 2.277% 1/20/2032 (b)(d)		7,519,000	6,362,705
BPCE SA 3.116% 10/19/2032 (b)(d)		6,103,000	5,234,553
BPCE SA 4.25% 7/16/2035 (b)(q)	EUR	400,000	423,689
BPCE SA 4.875% 4/1/2026 (d)		7,383,000	7,391,130
BPCE SA 5.716% 1/18/2030 (b)(d)		750,000	766,279
BPCE SA 7.003% 10/19/2034 (b)(d)		1,150,000	1,261,329
Credit Agricole SA 2.811% 1/11/2041 (d)		2,228,000	1,560,990
Credit Agricole SA 6.251% 1/10/2035 (b)(d)		8,000,000	8,290,129
Societe Generale SA 1.488% 12/14/2026 (b)(d)		18,551,000	18,082,208
Societe Generale SA 1.792% 6/9/2027 (b)(d)		2,160,000	2,077,058
Societe Generale SA 4.25% 4/14/2025 (d)		9,840,000	9,831,340
Societe Generale SA 4.677% 6/15/2027 (d)		4,831,000	4,838,977
Societe Generale SA 4.75% 11/24/2025 (d)		8,022,000	8,011,961
Societe Generale SA 5.5% 4/13/2029 (b)(d)		24,956,000	25,260,223
Societe Generale SA 5.634% 1/19/2030 (b)(d)		7,780,000	7,902,910
Societe Generale SA 6.446% 1/10/2029 (b)(d)		6,850,000	7,109,791
Societe Generale SA 6.691% 1/10/2034 (b)(d)		550,000	584,064
			187,104,487
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (q)	EUR	700,000	652,467
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (d)		485,000	462,714
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	1,500,000	1,837,984
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	800,000	856,059
Engie SA 4.25% 9/6/2034 (q)	EUR	600,000	664,311
			1,520,370
TOTAL UTILITIES			3,358,354

TOTAL FRANCE			193,543,232
GERMANY - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	500,000	544,087
Schaeffler AG 4.75% 8/14/2029 (q)	EUR	1,000,000	1,058,080
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	1,500,000	1,536,809
ZF North America Capital Inc 6.875% 4/14/2028 (d)		630,000	636,353
			3,775,329
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (d)		4,238,000	4,130,143
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (d)		3,394,000	3,350,755
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)		8,400,000	8,507,576
			15,988,474
TOTAL CONSUMER DISCRETIONARY			19,763,803

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	675,000	705,627
Financials - 0.2%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(q)	EUR	800,000	837,983
Commerzbank AG 4.875% 10/16/2034 (b)(q)	EUR	900,000	974,461
Commerzbank AG 8.625% 2/28/2033 (b)(q)	GBP	200,000	270,793
			2,083,237
Capital Markets - 0.2%
Deutsche Bank AG 3.25% 5/24/2028 (b)(q)	EUR	500,000	522,100
Deutsche Bank AG 4.5% 4/1/2025		35,717,000	35,698,199
Deutsche Bank AG 4.5% 7/12/2035 (b)(q)	EUR	500,000	543,566
Deutsche Bank AG 6.125% 12/12/2030 (b)(q)	GBP	1,900,000	2,464,863
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)		3,386,000	3,323,497
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)		27,513,000	26,391,707
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)		4,028,000	3,542,741
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		10,000,000	8,999,916
Deutsche Bank AG/New York NY 4.1% 1/13/2026		8,332,000	8,283,398
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)		5,700,000	5,752,217
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)		11,000,000	11,168,154
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		550,000	575,766
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (b)		11,860,000	12,227,086
			119,493,210
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (q)	EUR	6,490,000	6,346,568
KfW 1.125% 3/31/2037 (q)	EUR	300,000	258,476
KfW 1.125% 6/15/2037 (q)	EUR	3,320,000	2,848,754
KfW 2.75% 5/15/2030 (q)	EUR	370,000	390,164
KfW 3.125% 6/7/2030 (q)	EUR	1,170,000	1,256,313
			11,100,275
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(d)		7,200,000	7,168,336
TOTAL FINANCIALS			139,845,058

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (q)	EUR	850,000	934,921
Bayer US Finance II LLC 4.875% 6/25/2048 (d)		5,321,000	4,290,608
Bayer US Finance LLC 6.25% 1/21/2029 (d)		5,290,000	5,464,497
Bayer US Finance LLC 6.375% 11/21/2030 (d)		1,480,000	1,547,505
Bayer US Finance LLC 6.5% 11/21/2033 (d)		9,800,000	10,235,578
Bayer US Finance LLC 6.875% 11/21/2053 (d)		16,200,000	16,903,513
			39,376,622
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,715,000	1,697,905
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (d)		45,000	49,130
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (m)	EUR	100,000	103,735
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (m)	EUR	100,000	103,735
Accentro Real Estate AG 5.625% 2/13/2026 (f)(q)	EUR	1,314,000	620,091
LEG Immobilien SE 3.875% 1/20/2035 (q)	EUR	500,000	518,955
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	800,000	829,482
			2,175,998
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	1,400,000	1,458,571
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	300,000	319,203
EnBW International Finance BV 3.5% 7/22/2031 (q)	EUR	1,400,000	1,489,428
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	1,525,000	1,606,179
			4,873,381
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		2,235,000	2,287,058
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (q)	EUR	2,375,000	2,495,895
TOTAL UTILITIES			9,656,334

TOTAL GERMANY			213,270,477
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (d)		455,000	406,270
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		6,146,000	5,482,539
Millicom International Cellular SA 5.125% 1/15/2028 (d)		1,170,000	1,134,315

TOTAL GUATEMALA			6,616,854
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 4.875% 6/6/2025 (d)		1,200,000	1,196,375
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(q)	EUR	705,000	671,976
AIA Group Ltd 3.2% 9/16/2040 (d)		1,085,000	842,061
AIA Group Ltd 3.9% 4/6/2028 (d)		2,931,000	2,885,536
AIA Group Ltd 5.375% 4/5/2034 (d)		4,500,000	4,614,454
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(q)		3,700,000	3,415,241
			12,429,268
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		200,000	184,216
TOTAL HONG KONG			13,809,859
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.0%
AIB Group PLC 5.871% 3/28/2035 (b)(d)		5,000,000	5,136,677
AIB Group PLC 6.608% 9/13/2029 (b)(d)		9,950,000	10,533,559
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)		15,300,000	15,641,747
			31,311,983
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		16,619,000	16,203,528
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,854,000	14,323,469
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		28,306,000	26,585,123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,167,215
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,339,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,543,348
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,254,000	4,246,780
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	8,113,452
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,252,100
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	17,169,347
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,912,401
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	10,993,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,925,818
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		7,188,000	7,220,913
			136,996,416
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		1,065,000	1,055,681
GGAM Finance Ltd 6.875% 4/15/2029 (d)		545,000	556,506
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,335,000	1,353,990
GGAM Finance Ltd 8% 2/15/2027 (d)		390,000	403,400
			3,369,577
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (d)		540,000	520,836
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (d)		6,000,000	6,170,454
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)		5,500,000	5,148,094
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)		11,688,000	11,327,614
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		874,000	868,456
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		8,375,000	8,330,851
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)		10,100,000	10,071,906
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		12,950,000	12,851,775
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		1,754,000	1,762,150
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		14,000,000	14,290,962
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		26,845,000	27,819,975
			92,471,783
TOTAL INDUSTRIALS			99,163,073

Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (d)		10,500,000	10,686,086
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (d)		6,624,000	6,723,570
			17,409,656
TOTAL IRELAND			288,250,705
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		17,320,000	15,698,885
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		94,108,000	94,413,854
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		805,000	864,782
UniCredit SpA 1.982% 6/3/2027 (b)(d)		6,165,000	5,951,947
UniCredit SpA 5.861% 6/19/2032 (b)(d)		119,000	119,624
UniCredit SpA 7.296% 4/2/2034 (b)(d)		596,000	630,406
			117,679,498
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.125% 6/26/2029 (d)		9,300,000	9,383,655
Enel Finance International NV 5.5% 6/26/2034 (d)		9,385,000	9,489,957
Enel Finance International NV 7.5% 10/14/2032 (d)		1,105,000	1,252,052
Enel SpA 3.375% (b)(q)(s)	EUR	671,000	696,273
			20,821,937
TOTAL ITALY			138,501,435
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.162% 4/3/2026 (d)		2,595,000	2,505,533
NTT Finance Corp 1.591% 4/3/2028 (d)		3,586,000	3,281,340
			5,786,873
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025		2,000,000	1,976,489
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)		3,276,000	3,144,485
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (b)		4,211,000	4,018,383
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)		4,690,000	4,729,787
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)		6,000,000	6,117,787
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)		5,448,000	5,231,995
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)		2,200,000	2,111,912
Mizuho Financial Group Inc 4.254% 9/11/2029 (b)		1,035,000	1,019,984
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026		3,035,000	2,897,573
			31,248,395
TOTAL JAPAN			37,035,268
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (q)	EUR	450,000	502,656
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	2,433,938
			2,936,594
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (q)	EUR	1,740,000	1,797,372
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	400,000	438,665
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	4,220,000	4,092,069
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (q)	GBP	650,000	748,627
Logicor Financing Sarl 0.875% 1/14/2031 (q)	EUR	600,000	535,089
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	1,200,000	1,285,882
P3 Group Sarl 4% 4/19/2032 (q)	EUR	800,000	841,756
			7,503,423
TOTAL REAL ESTATE			7,942,088

TOTAL LUXEMBOURG			12,676,054
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 4.5% 1/23/2026		4,359,000	4,261,271
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	14,813,305
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,039,740
Petroleos Mexicanos 6.49% 1/23/2027		4,247,000	4,165,245
Petroleos Mexicanos 6.5% 3/13/2027		9,594,000	9,398,282
Petroleos Mexicanos 6.7% 2/16/2032		8,760,000	7,679,892
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	15,482,116
Petroleos Mexicanos 6.84% 1/23/2030		1,434,000	1,315,552
Petroleos Mexicanos 6.95% 1/28/2060		32,166,000	22,101,259
Petroleos Mexicanos 7.69% 1/23/2050		75,606,000	57,112,772

TOTAL MEXICO			137,369,434
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (q)	EUR	4,100,000	3,985,851
European Investment Bank 3% 11/15/2028 (q)	EUR	2,800,000	2,974,798

TOTAL MULTI-NATIONAL			6,960,649
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	300,000	319,442
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (q)	EUR	600,000	651,551
Media - 0.0%
Ziggo Bond Co BV 5.125% 2/28/2030 (d)		745,000	659,997
Ziggo BV 4.875% 1/15/2030 (d)		265,000	243,961
			903,958
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	300,000	334,806
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (d)		3,516,000	3,303,536
JDE Peet's NV 2.25% 9/24/2031 (d)		3,962,000	3,313,373
Viterra Finance BV 4.9% 4/21/2027 (d)		8,282,000	8,262,242
			14,879,151
TOTAL CONSUMER STAPLES			15,213,957

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (q)	EUR	1,100,000	1,181,410
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)		7,500,000	7,539,123
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)		17,600,000	17,716,551
Cooperatieve Rabobank UA 1.125% 5/7/2031 (q)	EUR	1,700,000	1,574,953
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(d)		3,614,000	3,450,164
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)		6,943,000	6,796,699
Cooperatieve Rabobank UA 3.75% 7/21/2026		4,206,000	4,146,994
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,789,000	4,777,671
ING Groep NV 1.726% 4/1/2027 (b)		1,250,000	1,212,780
ING Groep NV 3% 8/17/2031 (b)(q)	EUR	4,700,000	4,831,226
ING Groep NV 4.5% 5/23/2029 (b)(q)	EUR	1,200,000	1,304,651
ING Groep NV 5.335% 3/19/2030 (b)		6,500,000	6,616,478
			61,148,700
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(q)		5,775,000	5,785,326
TOTAL FINANCIALS			66,934,026

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		410,000	407,017
TOTAL NETHERLANDS			84,429,951
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (d)		280,000	279,037
IHS Holding Ltd 8.25% 11/29/2031 (d)		280,000	278,813

TOTAL NIGERIA			557,850
NORWAY - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,275,000	1,303,296
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026		380,000	371,290
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 0.25% 2/23/2029 (b)(q)	EUR	500,000	480,605
DNB Bank ASA 1.535% 5/25/2027 (b)(d)		51,990,000	50,061,946
DNB Bank ASA 1.605% 3/30/2028 (b)(d)		3,208,000	3,017,134
			53,559,685
TOTAL NORWAY			55,234,271
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		690,000	676,200
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		525,000	530,458
TOTAL PANAMA			1,206,658
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	1,390,000	1,342,309
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(q)	EUR	800,000	834,878
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (q)	EUR	825,000	870,641
TOTAL PORTUGAL			1,705,519
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		1,910,000	1,439,827
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		933,925	966,323
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (d)		6,227,000	5,977,671
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		1,400,000	1,440,394
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,432,254
CaixaBank SA 3.625% 9/19/2032 (b)(q)	EUR	2,100,000	2,211,943
CaixaBank SA 5.673% 3/15/2030 (b)(d)		8,900,000	9,123,163
CaixaBank SA 6.037% 6/15/2035 (b)(d)		9,000,000	9,352,197
			31,559,951
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		210,000	198,508
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (q)	EUR	700,000	759,135
TOTAL HEALTH CARE			957,643

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		6,227,000	5,873,337
TOTAL SPAIN			38,390,931
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (q)	EUR	1,400,000	1,397,067
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	650,000	590,835

TOTAL SWEDEN			1,987,902
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.305% 2/2/2027 (b)(d)		3,100,000	3,006,675
UBS Group AG 1.494% 8/10/2027 (b)(d)		11,792,000	11,273,920
UBS Group AG 2.125% 11/15/2029 (b)(q)	GBP	1,300,000	1,481,486
UBS Group AG 3.091% 5/14/2032 (b)(d)		5,293,000	4,730,362
UBS Group AG 3.126% 8/13/2030 (b)(d)		5,359,000	4,983,388
UBS Group AG 3.75% 3/26/2025		9,717,000	9,711,408
UBS Group AG 4.125% 6/9/2033 (b)(q)	EUR	1,680,000	1,826,295
UBS Group AG 4.194% 4/1/2031 (b)(d)		43,154,000	41,605,385
UBS Group AG 4.55% 4/17/2026		1,724,000	1,725,099
UBS Group AG 4.75% 3/17/2032 (b)(q)	EUR	3,450,000	3,862,976
UBS Group AG 6.246% 9/22/2029 (b)(d)		8,000,000	8,381,070
UBS Group AG 6.373% 7/15/2026 (b)(d)		2,345,000	2,359,226
UBS Group AG 6.537% 8/12/2033 (b)(d)		11,161,000	12,038,320
UBS Group AG 9.016% 11/15/2033 (b)(d)		2,086,000	2,573,876
			109,559,486
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,000,000	995,546
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(q)		1,650,000	1,438,361
			2,433,907
TOTAL SWITZERLAND			111,993,393
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,535,000	1,557,058
UNITED KINGDOM - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		530,000	485,834
Virgin Media Finance PLC 5% 7/15/2030 (d)		1,336,000	1,159,484
			1,645,318
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		415,000	396,562
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,895,000	1,643,613
Vodafone Group PLC 4.875% 10/3/2078 (b)(q)	GBP	1,100,000	1,379,373
			3,022,986
TOTAL COMMUNICATION SERVICES			5,064,866

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		140,000	145,009
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		635,000	667,909
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		310,000	324,203
			1,137,121
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	300,000	294,655
Marks & Spencer PLC 3.25% 7/10/2027 (f)(q)	GBP	1,800,000	2,195,388
			2,490,043
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (q)	EUR	1,050,000	1,097,931
InterContinental Hotels Group PLC 3.375% 10/8/2028 (q)	GBP	875,000	1,041,447
Motion Finco Sarl 8.375% 2/15/2032 (d)		200,000	205,077
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	1,260,000	1,495,924
			3,840,379
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	1,820,000	1,866,660
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		690,000	689,048
TOTAL CONSUMER DISCRETIONARY			10,023,251

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (q)	GBP	890,000	1,007,742
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (q)	EUR	790,000	856,685
Tobacco - 0.1%
BAT Capital Corp 2.125% 8/15/2025 (q)	GBP	221,000	274,639
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,702,717
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,479,612
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,184,163
BAT Capital Corp 5.834% 2/20/2031		8,600,000	8,961,925
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,591,981
BAT Capital Corp 7.75% 10/19/2032		5,978,000	6,889,075
BAT International Finance PLC 1.668% 3/25/2026		4,276,000	4,144,489
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	2,615,000	2,806,376
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,733,659
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,243,044
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (q)	EUR	1,560,000	1,756,524
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	1,000,000	1,034,924
Imperial Brands Finance PLC 5.5% 2/1/2030 (d)		8,000,000	8,183,344
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		1,197,000	1,234,246
Reynolds American Inc 5.7% 8/15/2035		171,000	173,789
			72,394,507
TOTAL CONSUMER STAPLES			74,258,934

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		1,280,000	1,435,419
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)		31,514,000	30,254,397
Barclays PLC 2.852% 5/7/2026 (b)		18,341,000	18,279,085
Barclays PLC 3.811% 3/10/2042 (b)		7,473,000	5,973,512
Barclays PLC 4.375% 1/12/2026		4,468,000	4,455,061
Barclays PLC 4.836% 5/9/2028		6,102,000	6,078,097
Barclays PLC 5.088% 6/20/2030 (b)		35,939,000	35,569,904
Barclays PLC 5.2% 5/12/2026		1,556,000	1,563,696
Barclays PLC 5.262% 1/29/2034 (b)(q)	EUR	1,755,000	2,023,455
Barclays PLC 5.304% 8/9/2026 (b)		1,387,000	1,390,766
Barclays PLC 5.367% 2/25/2031 (b)		12,776,000	12,924,683
Barclays PLC 5.501% 8/9/2028 (b)		3,000,000	3,048,438
Barclays PLC 5.746% 8/9/2033 (b)		2,074,000	2,123,244
Barclays PLC 5.785% 2/25/2036 (b)		9,000,000	9,143,395
Barclays PLC 5.829% 5/9/2027 (b)		4,720,000	4,779,825
Barclays PLC 6.224% 5/9/2034 (b)		5,000,000	5,263,722
Barclays PLC 6.49% 9/13/2029 (b)		8,000,000	8,409,744
Barclays PLC 6.692% 9/13/2034 (b)		12,500,000	13,576,986
Barclays PLC 8.407% 11/14/2032 (b)(q)	GBP	750,000	1,010,789
HSBC Holdings PLC 1.645% 4/18/2026 (b)		4,312,000	4,294,345
HSBC Holdings PLC 2.357% 8/18/2031 (b)		15,444,000	13,415,546
HSBC Holdings PLC 2.848% 6/4/2031 (b)		6,103,000	5,474,846
HSBC Holdings PLC 2.999% 3/10/2026 (b)		2,759,000	2,758,068
HSBC Holdings PLC 4.292% 9/12/2026 (b)		1,724,000	1,719,947
HSBC Holdings PLC 4.787% 3/10/2032 (b)(q)	EUR	1,270,000	1,423,248
HSBC Holdings PLC 4.856% 5/23/2033 (b)(q)	EUR	1,600,000	1,810,871
HSBC Holdings PLC 4.92% 3/3/2029 (b)		4,665,000	4,674,708
HSBC Holdings PLC 4.95% 3/31/2030		262,000	262,985
HSBC Holdings PLC 5.21% 8/11/2028 (b)		8,310,000	8,391,893
HSBC Holdings PLC 6.254% 3/9/2034 (b)		200,000	212,433
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	320,000	431,765
HSBC Holdings PLC 7.39% 11/3/2028 (b)		900,000	955,948
HSBC Holdings PLC 8.201% 11/16/2034 (b)(q)	GBP	1,000,000	1,384,898
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,272,005
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(q)	EUR	630,000	682,508
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(q)	EUR	1,550,000	1,727,018
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)		6,227,000	6,139,087
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)		5,700,000	5,740,726
Lloyds Banking Group PLC 5.985% 8/7/2027 (b)		4,700,000	4,781,868
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)		6,196,000	7,099,929
NatWest Group PLC 1.642% 6/14/2027 (b)		1,207,000	1,161,996
NatWest Group PLC 3.073% 5/22/2028 (b)		9,914,000	9,573,197
NatWest Group PLC 3.622% 8/14/2030 (b)(q)	GBP	3,400,000	4,259,582
NatWest Group PLC 4.771% 2/16/2029 (b)(q)	EUR	500,000	546,222
NatWest Group PLC 4.8% 4/5/2026		19,815,000	19,876,396
NatWest Group PLC 4.964% 8/15/2030 (b)		8,200,000	8,207,654
NatWest Group PLC 5.808% 9/13/2029 (b)		30,000,000	30,935,535
NatWest Group PLC 5.847% 3/2/2027 (b)		6,200,000	6,275,542
NatWest Group PLC 7.416% 6/6/2033 (b)(q)	GBP	850,000	1,126,811
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)		6,204,000	6,203,804
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)		5,880,000	5,984,156
Virgin Money UK PLC 7.625% 8/23/2029 (b)(q)	GBP	1,600,000	2,170,662
			339,844,998
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	1,275,000	1,343,609
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (b)(d)		6,000,000	6,173,441
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	800,000	1,139,596
TOTAL FINANCIALS			348,501,644

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,520,000	1,413,702
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)		8,797,000	8,243,948
BAE Systems PLC 5.25% 3/26/2031 (d)		7,319,000	7,470,229
BAE Systems PLC 5.3% 3/26/2034 (d)		11,900,000	12,084,550
BAE Systems PLC 5.5% 3/26/2054 (d)		1,703,000	1,709,633
Rolls-Royce PLC 5.75% 10/15/2027 (d)		1,015,000	1,033,165
			30,541,525
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	1,300,000	1,364,805
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)		1,229,047	1,111,399
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (q)	GBP	1,100,000	1,352,950
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	1,250,000	1,584,504
TOTAL INDUSTRIALS			35,955,183

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	500,000	622,809
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (q)	EUR	1,300,000	1,313,760
TOTAL REAL ESTATE			1,936,569

Utilities - 0.0%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(q)	EUR	1,960,000	1,972,718
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	1,050,000	1,100,919
			3,073,637
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (q)	EUR	1,075,000	1,126,488
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		740,000	733,777
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		470,000	471,762
			1,205,539
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	990,000	1,265,573
Anglian Water Services Financing PLC 6.25% 9/12/2044 (q)	GBP	450,000	553,513
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	1,000,000	1,301,338
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	1,400,000	1,478,592
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (q)	GBP	380,000	446,459
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	225,000	287,692
Southern Water Services Finance Ltd 2.375% 5/28/2028 (q)	GBP	870,000	960,131
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	431,000	539,030
United Utilities Water Finance PLC 3.5% 2/27/2033 (q)	EUR	825,000	856,966
			7,689,294
TOTAL UTILITIES			13,094,958

TOTAL UNITED KINGDOM			491,684,526
UNITED STATES - 10.3%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.65% 2/1/2028		2,253,000	2,077,111
AT&T Inc 2.25% 2/1/2032		8,095,000	6,825,499
AT&T Inc 2.55% 12/1/2033		18,825,000	15,496,932
AT&T Inc 2.75% 6/1/2031		7,200,000	6,394,558
AT&T Inc 3.55% 9/15/2055		11,426,000	7,923,203
AT&T Inc 3.65% 9/15/2059		9,376,000	6,475,617
AT&T Inc 3.8% 12/1/2057		49,962,000	35,882,013
AT&T Inc 4.3% 2/15/2030		7,106,000	6,973,218
AT&T Inc 4.5% 5/15/2035		2,388,000	2,257,052
AT&T Inc 4.75% 5/15/2046		41,310,000	36,770,925
AT&T Inc 5.4% 2/15/2034		5,000,000	5,112,388
Cogent Communications Group LLC 7% 6/15/2027 (d)		1,010,000	1,018,315
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		435,000	434,828
Level 3 Financing Inc 10.5% 5/15/2030 (d)		154,000	167,668
Level 3 Financing Inc 11% 11/15/2029 (d)		46,903	53,222
Level 3 Financing Inc 3.875% 10/15/2030 (d)		85,000	66,532
Sprint Capital Corp 8.75% 3/15/2032		2,165,000	2,605,056
Verizon Communications Inc 2.1% 3/22/2028		2,703,000	2,516,493
Verizon Communications Inc 2.355% 3/15/2032		21,895,000	18,554,647
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,653,303
Verizon Communications Inc 2.987% 10/30/2056		1,378,000	853,324
Verizon Communications Inc 3% 11/20/2060		5,215,000	3,172,908
Verizon Communications Inc 3.15% 3/22/2030		449,000	418,203
Verizon Communications Inc 3.7% 3/22/2061		7,473,000	5,306,866
Verizon Communications Inc 3.75% 2/28/2036	EUR	625,000	660,680
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,710,301
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,599,292
			182,980,154
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (d)		1,070,000	984,470
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,674,916
			7,659,386
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		385,000	389,804
Media - 0.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		940,000	890,240
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		4,180,000	3,683,103
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		8,220,000	7,521,785
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		4,201,000	4,097,609
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	13,394,423
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	21,748,093
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		4,546,000	2,941,993
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	6,965,280
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		5,293,000	3,294,539
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,686,086
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,801,000	2,942,112
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025		384,000	383,472
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		4,840,000	4,810,185
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	10,348,728
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		49,708,000	41,977,246
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,898,895
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,446,545
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	12,716,573
Comcast Corp 2.937% 11/1/2056		1,612,000	970,643
Comcast Corp 2.987% 11/1/2063		6,248,000	3,628,083
Comcast Corp 3.75% 4/1/2040		1,000,000	829,375
Comcast Corp 3.999% 11/1/2049		889,000	693,508
CSC Holdings LLC 6.5% 2/1/2029 (d)		805,000	670,163
Discovery Communications LLC 3.625% 5/15/2030		16,019,000	14,553,577
Discovery Communications LLC 3.95% 3/20/2028		8,095,000	7,799,671
Discovery Communications LLC 4.125% 5/15/2029		524,000	497,372
Discovery Communications LLC 4.65% 5/15/2050		2,079,000	1,551,379
Gray Media Inc 4.75% 10/15/2030 (d)		445,000	262,167
Lamar Media Corp 3.625% 1/15/2031		815,000	732,893
Nexstar Media Inc 5.625% 7/15/2027 (d)		1,940,000	1,919,036
Scripps Escrow II Inc 3.875% 1/15/2029 (d)		425,000	300,749
Sirius XM Radio LLC 4.125% 7/1/2030 (d)		10,000,000	8,981,444
Sirius XM Radio LLC 5% 8/1/2027 (d)		1,705,000	1,681,591
TEGNA Inc 4.625% 3/15/2028		1,615,000	1,543,105
TEGNA Inc 5% 9/15/2029		115,000	108,740
Time Warner Cable LLC 4.5% 9/15/2042		886,000	684,843
Time Warner Cable LLC 5.5% 9/1/2041		13,379,000	11,830,450
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	11,816,390
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	7,026,003
Time Warner Cable LLC 6.75% 6/15/2039		5,390,000	5,447,320
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,560,238
Univision Communications Inc 8% 8/15/2028 (d)		650,000	660,270
Warnermedia Holdings Inc 3.755% 3/15/2027		8,052,000	7,859,841
Warnermedia Holdings Inc 4.054% 3/15/2029		6,141,000	5,833,838
Warnermedia Holdings Inc 4.279% 3/15/2032		52,515,000	47,175,819
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,100,000	1,157,519
Warnermedia Holdings Inc 5.05% 3/15/2042		9,304,000	7,708,640
Warnermedia Holdings Inc 5.141% 3/15/2052		41,687,000	32,175,805
Warnermedia Holdings Inc 5.391% 3/15/2062		3,419,000	2,626,997
			357,034,376
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,106,161
T-Mobile USA Inc 2.625% 4/15/2026		2,931,000	2,871,972
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	11,584,482
T-Mobile USA Inc 2.875% 2/15/2031		1,445,000	1,288,870
T-Mobile USA Inc 3.5% 4/15/2025		1,448,000	1,445,814
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,670,501
T-Mobile USA Inc 3.875% 4/15/2030		22,877,000	21,907,593
T-Mobile USA Inc 4.2% 10/1/2029		6,000,000	5,881,465
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,477,534
			59,234,392
TOTAL COMMUNICATION SERVICES			607,298,112

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		460,000	469,613
Dana Inc 4.5% 2/15/2032		475,000	442,181
Patrick Industries Inc 6.375% 11/1/2032 (d)		685,000	680,821
Phinia Inc 6.75% 4/15/2029 (d)		330,000	338,063
			1,930,678
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		6,850,000	5,717,433
General Motors Co 5% 4/1/2035		1,419,000	1,338,037
General Motors Co 5.2% 4/1/2045		1,619,000	1,417,568
General Motors Co 5.4% 4/1/2048		654,000	580,460
General Motors Co 5.6% 10/15/2032		3,114,000	3,141,610
General Motors Co 5.95% 4/1/2049		3,089,000	2,949,352
General Motors Co 6.125% 10/1/2025		1,078,000	1,084,754
General Motors Financial Co Inc 1.25% 1/8/2026		5,114,000	4,964,000
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,352,106
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,483,986
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	6,761,609
General Motors Financial Co Inc 4.35% 4/9/2025		2,069,000	2,067,857
General Motors Financial Co Inc 5.4% 4/6/2026		7,700,000	7,745,259
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,437,850
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,632,355
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	10,709,538
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,958,011
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,229,755
Stellantis Finance US Inc 2.691% 9/15/2031 (d)		6,943,000	5,853,065
Thor Industries Inc 4% 10/15/2029 (d)		555,000	512,463
			90,937,068
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		35,000	34,693
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		810,000	700,166
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		170,000	153,774
Nordstrom Inc 4.375% 4/1/2030		1,935,000	1,775,620
Wayfair LLC 7.25% 10/31/2029 (d)		395,000	401,168
			3,065,421
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032		3,756,000	3,236,512
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	3,006,345
Service Corp International/US 5.125% 6/1/2029		1,570,000	1,543,182
Service Corp International/US 5.75% 10/15/2032		680,000	674,616
Sotheby's 7.375% 10/15/2027 (d)		430,000	426,175
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043		223,000	231,044
			5,881,362
Hotels, Restaurants & Leisure - 0.0%
Aramark Services Inc 5% 2/1/2028 (d)		975,000	958,323
Caesars Entertainment Inc 6% 10/15/2032 (d)		920,000	897,113
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		1,230,000	1,247,595
Carnival Corp 5.75% 3/15/2030 (d)		405,000	406,277
Carnival Corp 6.125% 2/15/2033 (d)		4,420,000	4,448,892
Carnival Corp 7.625% 3/1/2026 (d)		915,000	916,551
Churchill Downs Inc 6.75% 5/1/2031 (d)		810,000	825,870
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		660,000	584,722
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		500,000	504,084
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		850,000	859,631
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		164,000	162,715
Life Time Inc 6% 11/15/2031 (d)		915,000	918,381
NCL Corp Ltd 5.875% 2/15/2027 (d)		765,000	766,914
NCL Corp Ltd 6.75% 2/1/2032 (d)		600,000	612,828
Neogen Food Safety Corp 8.625% 7/20/2030 (d)		110,000	116,841
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		245,000	245,432
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)		1,555,000	1,562,336
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		910,000	905,228
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		3,125,000	3,160,207
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		430,000	438,682
Station Casinos LLC 6.625% 3/15/2032 (d)		645,000	650,847
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)		490,000	471,944
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		1,820,000	1,815,937
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		630,000	663,069
Yum! Brands Inc 3.625% 3/15/2031		3,568,000	3,232,424
			27,372,843
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (d)		525,000	478,698
LGI Homes Inc 7% 11/15/2032 (d)		705,000	699,353
LGI Homes Inc 8.75% 12/15/2028 (d)		405,000	427,955
Newell Brands Inc 6.375% 5/15/2030		455,000	453,649
Newell Brands Inc 6.625% 5/15/2032		390,000	387,914
Newell Brands Inc 6.625% 9/15/2029		1,995,000	2,032,618
Newell Brands Inc 6.875% 4/1/2036 (f)		270,000	269,310
Somnigroup International Inc 3.875% 10/15/2031 (d)		880,000	778,678
Somnigroup International Inc 4% 4/15/2029 (d)		590,000	549,982
Toll Brothers Finance Corp 4.875% 11/15/2025		1,517,000	1,517,222
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	740,506
TopBuild Corp 4.125% 2/15/2032 (d)		930,000	839,781
			9,175,666
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029		34,500,000	35,393,837
Mattel Inc 3.75% 4/1/2029 (d)		680,000	646,788
Mattel Inc 6.2% 10/1/2040		475,000	481,873
			36,522,498
Specialty Retail - 0.2%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	2,808,801
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,338,643
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)		175,000	166,763
Asbury Automotive Group Inc 5% 2/15/2032 (d)		390,000	363,867
AutoNation Inc 1.95% 8/1/2028		7,691,000	6,963,943
AutoNation Inc 2.4% 8/1/2031		26,621,000	22,435,831
AutoNation Inc 3.85% 3/1/2032		3,363,000	3,063,937
AutoNation Inc 4.75% 6/1/2030		1,650,000	1,623,375
AutoZone Inc 3.625% 4/15/2025		187,000	186,714
AutoZone Inc 4% 4/15/2030		19,121,000	18,452,239
AutoZone Inc 6.25% 11/1/2028		12,000,000	12,635,139
Bath & Body Works Inc 6.625% 10/1/2030 (d)		2,220,000	2,266,767
Bath & Body Works Inc 6.875% 11/1/2035		1,385,000	1,435,880
Foot Locker Inc 4% 10/1/2029 (d)		145,000	124,474
Gap Inc/The 3.875% 10/1/2031 (d)		475,000	418,354
Group 1 Automotive Inc 6.375% 1/15/2030 (d)		425,000	432,612
Home Depot Inc/The 2.5% 4/15/2027		123,000	118,626
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	15,593,263
Home Depot Inc/The 5.95% 4/1/2041		527,000	564,172
Hudson Automotive Group 8% 5/15/2032 (d)		265,000	280,537
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)		360,000	379,938
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,566,229
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,704,510
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,120,974
Lowe's Cos Inc 4.25% 4/1/2052		14,990,000	12,087,868
Lowe's Cos Inc 5.625% 4/15/2053		12,017,000	11,911,354
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	188,623
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		450,000	456,667
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (d)		180,000	183,965
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		545,000	563,808
			145,437,873
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)		485,000	432,427
Hanesbrands Inc 4.875% 5/15/2026 (d)		1,015,000	1,014,185
Kontoor Brands Inc 4.125% 11/15/2029 (d)		95,000	87,996
Levi Strauss & Co 3.5% 3/1/2031 (d)		555,000	494,902
Tapestry Inc 3.05% 3/15/2032		45,138,000	39,378,267
William Carter Co/The 5.625% 3/15/2027 (d)		746,000	743,654
			42,151,431
TOTAL CONSUMER DISCRETIONARY			365,711,352

Consumer Staples - 0.0%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	4,883,386
Molson Coors Beverage Co 3% 7/15/2026		1,552,000	1,520,969
			6,404,355
Consumer Staples Distribution & Retail - 0.0%
7-Eleven Inc 0.95% 2/10/2026 (d)		797,000	769,285
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,415,000	1,307,998
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		925,000	911,224
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)		2,910,000	2,964,715
C&S Group Enterprises LLC 5% 12/15/2028 (d)		495,000	415,319
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,488,310
Dollar General Corp 4.625% 11/1/2027		2,000,000	2,000,212
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,441,575
Dollar Tree Inc 4% 5/15/2025		4,207,000	4,196,547
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,905,957
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		635,000	660,372
Performance Food Group Inc 6.125% 9/15/2032 (d)		680,000	683,433
US Foods Inc 4.625% 6/1/2030 (d)		130,000	124,032
US Foods Inc 5.75% 4/15/2033 (d)		405,000	398,261
US Foods Inc 7.25% 1/15/2032 (d)		560,000	585,223
Walgreens Boots Alliance Inc 3.2% 4/15/2030		245,000	207,652
Walgreens Boots Alliance Inc 4.1% 4/15/2050		280,000	198,402
Walgreens Boots Alliance Inc 4.5% 11/18/2034		155,000	128,103
Walgreens Boots Alliance Inc 4.65% 6/1/2046		185,000	128,782
Walgreens Boots Alliance Inc 4.8% 11/18/2044		220,000	173,055
			32,688,457
Food Products - 0.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		345,000	378,429
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		490,000	511,472
Darling Ingredients Inc 5.25% 4/15/2027 (d)		1,115,000	1,109,354
Darling Ingredients Inc 6% 6/15/2030 (d)		160,000	160,398
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		395,000	407,764
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)		2,610,000	2,693,391
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		855,000	784,990
Lamb Weston Holdings Inc 4.875% 5/15/2028 (d)		1,825,000	1,787,432
Pilgrim's Pride Corp 4.25% 4/15/2031		1,190,000	1,120,107
Post Holdings Inc 4.625% 4/15/2030 (d)		1,455,000	1,364,472
Post Holdings Inc 6.25% 10/15/2034 (d)		415,000	412,630
Post Holdings Inc 6.25% 2/15/2032 (d)		515,000	518,936
Smithfield Foods Inc 3% 10/15/2030 (d)		1,317,000	1,173,613
TreeHouse Foods Inc 4% 9/1/2028		640,000	587,018
			13,010,006
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		685,000	690,900
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)		470,000	487,321
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (d)		870,000	887,943
Prestige Brands Inc 3.75% 4/1/2031 (d)		540,000	486,536
			1,861,800
Tobacco - 0.0%
Altria Group Inc 2.35% 5/6/2025		346,000	344,471
Altria Group Inc 4.8% 2/14/2029		2,374,000	2,380,900
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	1,030,909
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,290,505
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,274,300
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	6,072,837
Turning Point Brands Inc 7.625% 3/15/2032 (d)		405,000	418,329
			21,812,251
TOTAL CONSUMER STAPLES			76,467,769

Energy - 1.1%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		670,000	678,232
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		656,000	630,067
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)		640,000	660,675
Nabors Industries Inc 8.875% 8/15/2031 (d)		565,000	508,612
Star Holding LLC 8.75% 8/1/2031 (d)		445,000	429,634
Transocean Inc 8.25% 5/15/2029 (d)		860,000	850,932
Valaris Ltd 8.375% 4/30/2030 (d)		805,000	815,475
			4,573,627
Oil, Gas & Consumable Fuels - 1.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		565,000	582,467
APA Corp 5.25% 2/1/2042 (d)		465,000	399,722
APA Corp 5.35% 7/1/2049 (d)		80,000	67,993
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		185,000	186,803
California Resources Corp 8.25% 6/15/2029 (d)		1,310,000	1,347,549
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		115,000	107,141
CNX Resources Corp 7.25% 3/1/2032 (d)		785,000	804,058
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)		5,090,000	5,069,949
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (d)		5,000,000	5,182,056
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)		5,090,000	4,949,297
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		4,337,000	4,521,898
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		11,691,000	12,211,275
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		10,495,000	11,177,787
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		6,291,000	6,812,435
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,766,000	4,148,202
CVR CHC LP 5.75% 2/15/2028 (d)		105,000	99,627
DCP Midstream Operating LP 5.125% 5/15/2029		5,091,000	5,126,180
DCP Midstream Operating LP 5.375% 7/15/2025		1,661,000	1,661,907
DCP Midstream Operating LP 5.6% 4/1/2044		2,939,000	2,795,701
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		410,000	431,795
DCP Midstream Operating LP 6.75% 9/15/2037 (d)		1,198,000	1,299,450
DCP Midstream Operating LP 8.125% 8/16/2030		15,000	17,218
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		860,000	901,523
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,108,135
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,273,169
Energy Transfer LP 2.9% 5/15/2025		2,069,000	2,059,719
Energy Transfer LP 3.75% 5/15/2030		40,278,000	38,089,658
Energy Transfer LP 4.95% 6/15/2028		7,927,000	7,983,100
Energy Transfer LP 5% 5/15/2050		42,639,000	37,187,158
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,602,131
Energy Transfer LP 5.25% 7/1/2029		7,622,000	7,737,227
Energy Transfer LP 5.4% 10/1/2047		3,324,000	3,072,071
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,262,550
Energy Transfer LP 5.625% 5/1/2027 (d)		773,000	773,135
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,710,789
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,631,843
Energy Transfer LP 6% 6/15/2048		2,491,000	2,476,436
Energy Transfer LP 6.125% 12/15/2045		650,000	657,297
Energy Transfer LP 6.25% 4/15/2049		6,761,000	6,920,136
Energy Transfer LP 7.375% 2/1/2031 (d)		275,000	289,947
EnLink Midstream LLC 5.625% 1/15/2028 (d)		105,000	106,820
EnLink Midstream LLC 5.65% 9/1/2034		10,746,000	10,852,385
EnLink Midstream Partners LP 5.45% 6/1/2047		290,000	268,705
EnLink Midstream Partners LP 5.6% 4/1/2044		490,000	462,616
EQM Midstream Partners LP 6.5% 7/1/2027 (d)		465,000	476,936
EQM Midstream Partners LP 7.5% 6/1/2027 (d)		515,000	527,871
Eqt Corp 3.9% 10/1/2027		1,690,000	1,661,176
Eqt Corp 5.7% 4/1/2028		2,186,000	2,244,698
Eqt Corp 5.75% 2/1/2034		21,624,000	22,100,476
Expand Energy Corp 5.375% 2/1/2029		1,940,000	1,935,969
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032		215,000	216,425
Global Partners LP / GLP Finance Corp 7% 8/1/2027		3,910,000	3,923,865
Harvest Midstream I LP 7.5% 5/15/2032 (d)		815,000	854,247
Hess Corp 4.3% 4/1/2027		8,399,000	8,342,831
Hess Corp 5.6% 2/15/2041		72,976,000	73,904,041
Hess Corp 5.8% 4/1/2047		11,931,000	12,309,503
Hess Corp 7.125% 3/15/2033		1,403,000	1,590,035
Hess Corp 7.3% 8/15/2031		3,686,000	4,175,964
Hess Corp 7.875% 10/1/2029		8,241,000	9,275,031
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		115,000	113,569
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		4,262,000	4,261,398
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (d)		1,020,000	983,210
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		185,000	184,742
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		440,000	458,468
Kimmeridge Texas Gas LLC 8.5% 2/15/2030 (d)		375,000	382,758
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	18,249,653
Kinetik Holdings LP 5.875% 6/15/2030 (d)		445,000	444,138
Kinetik Holdings LP 6.625% 12/15/2028 (d)		820,000	838,859
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)		355,000	348,011
Matador Resources Co 6.5% 4/15/2032 (d)		730,000	730,018
MPLX LP 1.75% 3/1/2026		1,690,000	1,642,025
MPLX LP 4% 3/15/2028		3,724,000	3,652,096
MPLX LP 4.8% 2/15/2029		1,376,000	1,376,546
MPLX LP 4.95% 9/1/2032		13,900,000	13,674,590
MPLX LP 5% 3/1/2033		7,000,000	6,872,343
MPLX LP 5.5% 2/15/2049		4,129,000	3,875,374
Murphy Oil Corp 6% 10/1/2032		460,000	446,091
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		110,000	98,385
Occidental Petroleum Corp 3.5% 8/15/2029		465,000	431,895
Occidental Petroleum Corp 5.2% 8/1/2029		21,326,000	21,434,827
Occidental Petroleum Corp 5.375% 1/1/2032		23,900,000	23,723,554
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	6,911,488
Occidental Petroleum Corp 5.55% 3/15/2026		1,295,000	1,300,837
Occidental Petroleum Corp 6.125% 1/1/2031		30,000,000	31,137,480
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,492,872
Occidental Petroleum Corp 6.6% 3/15/2046		4,886,000	5,064,070
Occidental Petroleum Corp 7.5% 5/1/2031		7,400,000	8,198,519
Occidental Petroleum Corp 7.875% 9/15/2031		100,000	112,805
ONEOK Inc 4.25% 9/24/2027		8,851,000	8,765,608
ONEOK Inc 4.4% 10/15/2029		9,257,000	9,084,453
ONEOK Inc 4.75% 10/15/2031		17,905,000	17,614,547
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,515,028
Ovintiv Inc 7.375% 11/1/2031		648,000	715,237
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,282,084
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		1,735,000	1,662,501
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		445,000	442,775
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		890,000	894,471
Permian Resources Operating LLC 7% 1/15/2032 (d)		1,100,000	1,130,118
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		6,968,000	6,587,459
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		1,055,000	993,606
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,520,482
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		276,000	265,833
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		105,000	103,544
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,410,521
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		783,000	820,273
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	457,081
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)		355,000	372,975
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		635,000	607,573
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,335,000	1,334,837
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		1,005,000	1,006,333
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		125,000	122,690
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,355,000	1,314,996
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		270,000	260,681
Talos Production Inc 9% 2/1/2029 (d)		185,000	191,311
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,321,991
Targa Resources Corp 5.55% 8/15/2035		9,000,000	9,038,116
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	258,581
Venture Global Calcasieu 3.875% 11/1/2033 (d)		675,000	586,776
Venture Global Calcasieu 3.875% 8/15/2029 (d)		1,140,000	1,062,860
Venture Global Calcasieu 4.125% 8/15/2031 (d)		325,000	296,173
Venture Global Calcasieu 6.25% 1/15/2030 (d)		380,000	388,824
Venture Global LNG Inc 7% 1/15/2030 (d)		2,670,000	2,706,796
Venture Global LNG Inc 8.125% 6/1/2028 (d)		505,000	526,049
Western Gas Partners LP 4.05% 2/1/2030 (f)		20,164,000	19,209,111
Western Gas Partners LP 4.65% 7/1/2026		1,823,000	1,821,280
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,230,391
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,555,051
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,564,935
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,757,366
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	6,717,085
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	16,911,424
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	21,678,897
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,200,777
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	8,965,689
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,781,214
Williams Cos Inc/The 5.4% 3/2/2026		6,100,000	6,145,818
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,756,545
			754,365,515
TOTAL ENERGY			758,939,142

Financials - 4.4%
Banks - 2.0%
Bank of America Corp 1.197% 10/24/2026 (b)		6,035,000	5,906,772
Bank of America Corp 1.319% 6/19/2026 (b)		1,966,000	1,946,502
Bank of America Corp 1.734% 7/22/2027 (b)		25,000,000	24,047,374
Bank of America Corp 1.898% 7/23/2031 (b)		6,975,000	5,996,808
Bank of America Corp 2.299% 7/21/2032 (b)		50,000,000	42,714,615
Bank of America Corp 2.496% 2/13/2031 (b)		6,724,000	6,022,068
Bank of America Corp 2.592% 4/29/2031 (b)		7,784,000	6,982,819
Bank of America Corp 2.972% 2/4/2033 (b)		38,682,000	33,974,719
Bank of America Corp 3.194% 7/23/2030 (b)		10,561,000	9,886,063
Bank of America Corp 3.384% 4/2/2026 (b)		3,052,000	3,048,814
Bank of America Corp 3.95% 4/21/2025		1,724,000	1,722,355
Bank of America Corp 3.97% 3/5/2029 (b)		3,624,000	3,553,510
Bank of America Corp 3.974% 2/7/2030 (b)		2,345,000	2,276,970
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,840,012
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,036,282
Bank of America Corp 4.271% 7/23/2029 (b)		1,207,000	1,189,969
Bank of America Corp 4.376% 4/27/2028 (b)		3,650,000	3,627,659
Bank of America Corp 4.45% 3/3/2026		1,202,000	1,200,714
Bank of America Corp 4.571% 4/27/2033 (b)		8,718,000	8,441,383
Bank of America Corp 4.948% 7/22/2028 (b)		5,000,000	5,033,975
Bank of America Corp 5.015% 7/22/2033 (b)		35,614,000	35,542,851
Bank of America Corp 5.162% 1/24/2031 (b)		8,600,000	8,706,275
Bank of America Corp 5.288% 4/25/2034 (b)		17,000,000	17,137,610
Bank of America Corp 5.468% 1/23/2035 (b)		29,000,000	29,491,541
Bank of America Corp 5.819% 9/15/2029 (b)		24,000,000	24,842,346
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,403,886
Citibank NA 5.803% 9/29/2028		8,000,000	8,332,241
Citigroup Inc 1.122% 1/28/2027 (b)		2,000,000	1,937,381
Citigroup Inc 3.07% 2/24/2028 (b)		13,000,000	12,614,957
Citigroup Inc 3.106% 4/8/2026 (b)		1,931,000	1,927,665
Citigroup Inc 4.075% 4/23/2029 (b)		4,606,000	4,527,358
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,794,188
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,758,928
Citigroup Inc 4.412% 3/31/2031 (b)		40,428,000	39,409,093
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,309,224
Citigroup Inc 4.6% 3/9/2026		18,593,000	18,594,604
Citigroup Inc 4.786% 3/4/2029 (b)		4,400,000	4,412,168
Citigroup Inc 5.3% 5/6/2044		9,501,000	9,081,144
Citigroup Inc 6.174% 5/25/2034 (b)		17,301,000	17,841,603
Citigroup Inc 6.27% 11/17/2033 (b)		17,166,000	18,333,497
Citigroup Inc 8.125% 7/15/2039		1,076,000	1,348,014
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	9,661,909
Citizens Financial Group Inc 5.253% 3/5/2031 (b)		4,475,000	4,513,203
Citizens Financial Group Inc 5.718% 7/23/2032 (b)		15,200,000	15,538,796
Citizens Financial Group Inc 5.841% 1/23/2030 (b)		6,700,000	6,883,371
Citizens Financial Group Inc 6.645% 4/25/2035 (b)		12,968,000	13,961,911
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,648,669
First-Citizens Bank & Trust Co 6.125% 3/9/2028		40,920,000	42,462,546
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		550,000	533,499
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		500,000	521,042
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)		6,200,000	5,146,587
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)		3,628,000	3,607,478
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)		9,800,000	10,222,233
JPMorgan Chase & Co 1.47% 9/22/2027 (b)		3,410,000	3,253,528
JPMorgan Chase & Co 2.069% 6/1/2029 (b)		7,286,000	6,723,506
JPMorgan Chase & Co 2.083% 4/22/2026 (b)		2,448,000	2,438,790
JPMorgan Chase & Co 2.522% 4/22/2031 (b)		4,724,000	4,235,153
JPMorgan Chase & Co 2.58% 4/22/2032 (b)		1,300,000	1,141,958
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		9,341,000	8,556,050
JPMorgan Chase & Co 2.947% 2/24/2028 (b)		6,239,000	6,048,221
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		11,536,000	10,485,437
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		9,341,000	8,254,642
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(q)	EUR	750,000	802,545
JPMorgan Chase & Co 4.125% 12/15/2026		1,748,000	1,739,694
JPMorgan Chase & Co 4.25% 10/1/2027		3,379,000	3,376,187
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		50,039,000	48,837,588
JPMorgan Chase & Co 4.603% 10/22/2030 (b)		17,730,000	17,591,482
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		112,454,000	112,045,750
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		13,540,000	13,313,437
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		7,000,000	7,060,612
JPMorgan Chase & Co 5.012% 1/23/2030 (b)		8,700,000	8,793,651
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		19,000,000	19,357,710
JPMorgan Chase & Co 5.35% 6/1/2034 (b)		20,000,000	20,364,312
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		65,636,000	67,927,930
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)		7,500,000	7,437,339
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)		15,132,000	15,058,480
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)		6,900,000	7,021,953
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)		7,000,000	7,169,090
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)		7,240,000	7,440,071
Regions Financial Corp 2.25% 5/18/2025		1,067,000	1,061,078
Santander Holdings USA Inc 2.49% 1/6/2028 (b)		5,300,000	5,072,002
Truist Financial Corp 4.123% 6/6/2028 (b)		2,000,000	1,982,275
Truist Financial Corp 4.26% 7/28/2026 (b)		3,031,000	3,026,096
Truist Financial Corp 5.122% 1/26/2034 (b)		4,235,000	4,191,360
Truist Financial Corp 5.711% 1/24/2035 (b)		15,000,000	15,427,034
Wells Fargo & Co 2.188% 4/30/2026 (b)		3,173,000	3,160,160
Wells Fargo & Co 2.879% 10/30/2030 (b)		2,200,000	2,021,227
Wells Fargo & Co 3.068% 4/30/2041 (b)		7,784,000	5,895,367
Wells Fargo & Co 3.526% 3/24/2028 (b)		25,667,000	25,098,310
Wells Fargo & Co 4.3% 7/22/2027		28,701,000	28,538,525
Wells Fargo & Co 4.478% 4/4/2031 (b)		19,300,000	18,963,690
Wells Fargo & Co 4.897% 7/25/2033 (b)		106,510,000	105,046,177
Wells Fargo & Co 5.244% 1/24/2031 (b)		19,390,000	19,707,615
Wells Fargo & Co 5.389% 4/24/2034 (b)		8,000,000	8,094,213
Wells Fargo & Co 5.499% 1/23/2035 (b)		25,000,000	25,410,414
Wells Fargo & Co 5.557% 7/25/2034 (b)		18,660,000	19,037,457
Wells Fargo & Co 5.574% 7/25/2029 (b)		25,500,000	26,146,749
Wells Fargo & Co 6.303% 10/23/2029 (b)		12,800,000	13,462,088
			1,363,314,154
Capital Markets - 1.0%
Ares Capital Corp 3.25% 7/15/2025		42,000,000	41,724,093
Ares Capital Corp 3.875% 1/15/2026		22,188,000	22,004,438
Athene Global Funding 1.73% 10/2/2026 (d)		4,975,000	4,755,265
Athene Global Funding 2.5% 3/24/2028 (d)		6,975,000	6,507,711
Athene Global Funding 2.646% 10/4/2031 (d)		3,414,000	2,926,245
Athene Global Funding 4.721% 10/8/2029 (d)		7,000,000	6,910,405
Athene Global Funding 5.339% 1/15/2027 (d)		26,112,000	26,385,623
Athene Global Funding 5.516% 3/25/2027 (d)		7,800,000	7,924,036
Athene Global Funding 5.583% 1/9/2029 (d)		18,210,000	18,628,220
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (d)		1,245,000	782,372
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)		4,614,000	3,344,210
Blackstone Private Credit Fund 4.7% 3/24/2025		31,043,000	31,027,439
Blackstone Private Credit Fund 4.875% 4/14/2026 (q)	GBP	1,155,000	1,439,944
Blackstone Private Credit Fund 7.05% 9/29/2025		20,620,000	20,859,834
GA Global Funding Trust 5.4% 1/13/2030 (d)		22,280,000	22,761,442
GA Global Funding Trust 5.9% 1/13/2035 (d)		8,700,000	8,910,790
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		29,132,000	24,986,777
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		40,000,000	35,289,870
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(q)	EUR	1,434,000	1,507,463
Goldman Sachs Group Inc/The 4.25% 10/21/2025		12,215,000	12,173,424
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)		3,138,000	3,126,448
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)		12,000,000	12,686,106
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	65,255,108
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,385,000	1,347,733
Intercontinental Exchange Inc 3.625% 9/1/2028		6,900,000	6,693,529
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,691,802
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		155,000	146,662
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,880,000	1,887,437
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		685,000	683,987
LPL Holdings Inc 4% 3/15/2029 (d)		1,720,000	1,648,552
Moody's Corp 3.75% 3/24/2025		1,371,000	1,369,787
Morgan Stanley 1.794% 2/13/2032 (b)		7,317,000	6,129,331
Morgan Stanley 2.188% 4/28/2026 (b)		1,897,000	1,889,601
Morgan Stanley 2.239% 7/21/2032 (b)		4,900,000	4,170,604
Morgan Stanley 2.475% 1/21/2028 (b)		5,000,000	4,807,697
Morgan Stanley 2.699% 1/22/2031 (b)		6,227,000	5,636,450
Morgan Stanley 3.622% 4/1/2031 (b)		47,370,000	44,730,857
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	800,000	858,443
Morgan Stanley 4.21% 4/20/2028 (b)		6,115,000	6,057,411
Morgan Stanley 4.654% 10/18/2030 (b)		29,950,000	29,667,369
Morgan Stanley 4.889% 7/20/2033 (b)		49,499,000	48,928,074
Morgan Stanley 5.164% 4/20/2029 (b)		16,000,000	16,202,693
Morgan Stanley 5.23% 1/15/2031 (b)		8,629,000	8,762,067
Morgan Stanley 5.424% 7/21/2034 (b)		20,251,000	20,603,174
Morgan Stanley 5.449% 7/20/2029 (b)		16,012,000	16,385,250
Morgan Stanley 6.342% 10/18/2033 (b)		39,945,000	43,045,203
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,178,056
Nasdaq Inc 6.1% 6/28/2063		6,000,000	6,257,480
Nuveen LLC 5.55% 1/15/2030 (d)		16,339,000	16,815,272
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,845,467
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)		5,760,000	5,801,069
Sammons Financial Group Global Funding 5.1% 12/10/2029 (d)		32,950,000	33,222,993
State Street Corp 2.901% 3/30/2026 (b)		104,000	103,850
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		515,000	532,274
			723,017,437
Consumer Finance - 0.6%
Ally Financial Inc 2.2% 11/2/2028		8,669,000	7,876,131
Ally Financial Inc 4.625% 3/30/2025		4,630,000	4,628,454
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,753,208
Ally Financial Inc 5.543% 1/17/2031 (b)		5,554,000	5,581,794
Ally Financial Inc 5.75% 11/20/2025		703,000	705,536
Ally Financial Inc 5.8% 5/1/2025		9,417,000	9,423,005
Ally Financial Inc 6.992% 6/13/2029 (b)		43,000,000	45,253,626
Ally Financial Inc 7.1% 11/15/2027		17,330,000	18,278,760
Ally Financial Inc 8% 11/1/2031		17,833,000	20,163,335
American Express Co 5.085% 1/30/2031 (b)		4,196,000	4,248,238
Capital One Financial Corp 1.878% 11/2/2027 (b)		5,931,000	5,656,158
Capital One Financial Corp 2.359% 7/29/2032 (b)		8,448,000	7,020,799
Capital One Financial Corp 2.636% 3/3/2026 (b)(c)		13,528,000	13,528,000
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,200,000	11,455,676
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,261,620
Capital One Financial Corp 3.8% 1/31/2028		10,723,000	10,485,081
Capital One Financial Corp 4.927% 5/10/2028 (b)		6,900,000	6,922,789
Capital One Financial Corp 4.985% 7/24/2026 (b)		17,135,000	17,156,298
Capital One Financial Corp 5.247% 7/26/2030 (b)		19,853,000	20,101,294
Capital One Financial Corp 5.7% 2/1/2030 (b)		1,100,000	1,129,236
Capital One Financial Corp 6.312% 6/8/2029 (b)		12,000,000	12,501,619
Capital One Financial Corp 7.624% 10/30/2031 (b)		22,914,000	25,656,871
Capstone Borrower Inc 8% 6/15/2030 (d)		240,000	251,428
Discover Financial Services 4.1% 2/9/2027		13,375,000	13,215,892
Discover Financial Services 4.5% 1/30/2026		6,750,000	6,741,521
Encore Capital Group Inc 9.25% 4/1/2029 (d)		315,000	335,299
Ford Motor Credit Co LLC 2.7% 8/10/2026		5,665,000	5,457,067
Ford Motor Credit Co LLC 2.9% 2/10/2029		275,000	247,928
Ford Motor Credit Co LLC 3.375% 11/13/2025		9,760,000	9,632,544
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,369,351
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	14,930,193
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	18,673,968
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	700,000	740,868
Ford Motor Credit Co LLC 4.687% 6/9/2025		430,000	429,485
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	19,989,429
Ford Motor Credit Co LLC 5.125% 6/16/2025		1,020,000	1,020,158
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,551,082
Ford Motor Credit Co LLC 5.875% 11/7/2029		15,700,000	15,719,803
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,196,633
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,150,000	1,473,149
Ford Motor Credit Co LLC 6.95% 3/6/2026		195,000	197,837
Ford Motor Credit Co LLC 6.95% 6/10/2026		9,500,000	9,680,945
Navient Corp 6.75% 6/15/2026		1,050,000	1,062,891
OneMain Finance Corp 3.5% 1/15/2027		2,190,000	2,112,954
OneMain Finance Corp 3.875% 9/15/2028		650,000	609,381
OneMain Finance Corp 6.625% 5/15/2029		455,000	463,779
Synchrony Financial 3.95% 12/1/2027		8,239,000	8,033,516
			420,924,629
Financial Services - 0.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)		12,185,000	12,239,206
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,791,811
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	6,110,215
Aviation Capital Group LLC 6.25% 4/15/2028 (d)		6,500,000	6,746,868
Aviation Capital Group LLC 6.75% 10/25/2028 (d)		6,500,000	6,884,935
Azorra Finance Ltd 7.75% 4/15/2030 (d)		320,000	325,516
Block Inc 2.75% 6/1/2026		465,000	451,006
Block Inc 6.5% 5/15/2032 (d)		870,000	887,709
Clue Opco LLC 9.5% 10/15/2031 (d)		872,000	899,037
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,852,617
Corebridge Financial Inc 3.85% 4/5/2029		1,514,000	1,459,603
Corebridge Financial Inc 3.9% 4/5/2032		27,561,000	25,613,961
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,931,065
Corebridge Financial Inc 4.4% 4/5/2052		12,648,000	10,472,505
Corebridge Financial Inc 6.05% 9/15/2033		9,870,000	10,380,485
Corebridge Global Funding 4.9% 12/3/2029 (d)		1,750,000	1,757,554
Corebridge Global Funding 5.9% 9/19/2028 (d)		18,426,000	19,168,407
Equitable Holdings Inc 4.35% 4/20/2028		5,724,000	5,662,744
Equitable Holdings Inc 4.572% 2/15/2029 (d)		1,989,000	1,964,230
Equitable Holdings Inc 5% 4/20/2048		10,215,000	9,424,317
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,670,681
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,884,000	2,877,529
Jackson Financial Inc 3.125% 11/23/2031		15,333,000	13,436,633
Jackson Financial Inc 4% 11/23/2051		3,736,000	2,651,598
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,402,524
Jackson Financial Inc 5.67% 6/8/2032		18,859,000	19,256,791
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		23,449,000	22,522,927
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029		1,724,000	1,605,689
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		21,344,000	18,340,188
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		24,530,000	22,073,048
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		3,413,000	2,680,025
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		11,858,000	11,976,948
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		8,002,000	8,057,542
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		25,834,000	26,259,797
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		4,982,000	5,264,041
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		670,000	674,496
NFE Financing LLC 12% 11/15/2029 (d)		969,395	957,958
Pine Street Trust II 5.568% 2/15/2049 (d)		7,700,000	7,393,143
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,432,701
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		1,055,000	980,376
Voya Financial Inc 4.7% 1/23/2048 (b)		3,132,000	2,974,119
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		835,000	863,202
			318,375,747
Insurance - 0.4%
200 Park Funding Trust 5.74% 2/15/2055 (d)		8,900,000	8,995,798
AFLAC Inc 3.6% 4/1/2030		387,000	369,141
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		1,320,000	1,273,282
AmFam Holdings Inc 2.805% 3/11/2031 (d)		5,464,000	4,480,744
Aon Corp 6.25% 9/30/2040		142,000	153,399
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		455,000	457,537
Arthur J Gallagher & Co 4.85% 12/15/2029		5,525,000	5,547,310
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	11,068,379
Arthur J Gallagher & Co 5.15% 2/15/2035		7,400,000	7,365,305
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	5,268,748
Assurant Inc 2.65% 1/15/2032		7,753,000	6,578,205
Athene Holding Ltd 3.45% 5/15/2052		6,850,000	4,540,433
Athene Holding Ltd 3.95% 5/25/2051		1,604,000	1,188,573
Athene Holding Ltd 5.875% 1/15/2034		2,662,000	2,738,045
Athene Holding Ltd 6.65% 2/1/2033		2,378,000	2,553,057
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,350,077
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		1,724,000	1,653,953
Equitable Financial Life Global Funding 1.4% 8/27/2027 (d)		1,724,000	1,595,219
Equitable Financial Life Global Funding 1.7% 11/12/2026 (d)		4,197,000	4,009,713
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		21,030,000	19,143,802
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	587,539
Jackson National Life Global Funding 4.6% 10/1/2029 (d)		11,326,000	11,191,576
Jackson National Life Global Funding 5.35% 1/13/2030 (d)		5,750,000	5,872,632
Jackson National Life Global Funding 5.55% 7/2/2027 (d)		3,874,000	3,948,034
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)		12,820,000	8,958,205
Liberty Mutual Group Inc 5.5% 6/15/2052 (d)		5,305,000	5,037,548
Lincoln National Corp 3.4% 1/15/2031		14,811,000	13,644,669
Marsh & McLennan Cos Inc 4.65% 3/15/2030		6,200,000	6,188,732
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	10,330,334
Massachusetts Mutual Life Insurance Co 3.2% 12/1/2061 (d)		6,056,000	3,772,920
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)		1,622,000	1,102,101
MassMutual Global Funding II 4.85% 1/17/2029 (d)		7,800,000	7,901,806
MetLife Inc 5.3% 12/15/2034		7,812,000	7,957,320
MetLife Inc 5.375% 7/15/2033		16,000,000	16,501,723
Pacific LifeCorp 3.35% 9/15/2050 (d)		7,037,000	4,911,980
Pacific LifeCorp 5.125% 1/30/2043 (d)		3,343,000	3,196,341
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		715,000	735,786
Pine Street Trust III 6.223% 5/15/2054 (d)		12,000,000	12,583,703
Principal Financial Group Inc 3.7% 5/15/2029		1,714,000	1,651,813
Prudential Financial Inc 5.375% 5/15/2045 (b)		3,148,000	3,135,092
Prudential Financial Inc 6% 9/1/2052 (b)		31,987,000	31,976,822
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	15,084,189
Reinsurance Group of America Inc 6% 9/15/2033		500,000	521,436
RGA Global Funding 5.448% 5/24/2029 (d)		7,900,000	8,112,996
Ryan Specialty LLC 4.375% 2/1/2030 (d)		650,000	615,783
Ryan Specialty LLC 5.875% 8/1/2032 (d)		795,000	790,227
Selective Insurance Group Inc 5.9% 4/15/2035		5,730,000	5,852,732
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (d)		1,484,000	1,364,045
Unum Group 4% 6/15/2029		6,130,000	5,945,346
Unum Group 4.046% 8/15/2041 (d)		2,634,000	2,147,361
Unum Group 4.125% 6/15/2051		14,274,000	11,009,537
Unum Group 5.75% 8/15/2042		1,539,000	1,538,963
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,884,246
Willis North America Inc 5.35% 5/15/2033		13,900,000	14,069,883
			322,454,140
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		565,000	573,210
TOTAL FINANCIALS			3,148,659,317

Health Care - 0.6%
Biotechnology - 0.1%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,267,384
Amgen Inc 5.15% 3/2/2028		1,959,000	1,991,479
Amgen Inc 5.25% 3/2/2033		22,305,000	22,649,444
Amgen Inc 5.6% 3/2/2043		14,041,000	14,143,969
Amgen Inc 5.65% 3/2/2053		753,000	755,017
Amgen Inc 5.75% 3/2/2063		1,373,000	1,374,976
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		237,000	190,294
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	9,125,769
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	9,136,429
			62,634,761
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp 2.75% 9/23/2026 (d)		1,414,000	1,374,815
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,515,000	1,466,197
Hologic Inc 3.25% 2/15/2029 (d)		945,000	873,025
Hologic Inc 4.625% 2/1/2028 (d)		65,000	63,674
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		1,325,000	1,344,813
Teleflex Inc 4.25% 6/1/2028 (d)		145,000	138,993
			5,261,517
Health Care Providers & Services - 0.4%
Centene Corp 2.45% 7/15/2028		12,813,000	11,673,525
Centene Corp 2.5% 3/1/2031		23,665,000	19,986,465
Centene Corp 2.625% 8/1/2031		15,841,000	13,347,048
Centene Corp 3% 10/15/2030		9,668,000	8,454,878
Centene Corp 3.375% 2/15/2030		5,275,000	4,773,312
Centene Corp 4.25% 12/15/2027		9,890,000	9,623,524
Centene Corp 4.625% 12/15/2029		12,457,000	11,964,572
Cigna Group/The 3.4% 3/15/2050		4,359,000	3,001,557
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,669,252
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,534,658
Cigna Group/The 4.9% 12/15/2048		517,000	456,718
Cigna Group/The 5.25% 2/15/2034		7,000,000	7,060,389
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,171,690
CVS Health Corp 4.78% 3/25/2038		2,165,000	1,964,242
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,208,873
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,125,472
CVS Health Corp 5.3% 6/1/2033		14,500,000	14,398,320
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,817,342
DaVita Inc 4.625% 6/1/2030 (d)		505,000	468,375
Elevance Health Inc 2.25% 5/15/2030		5,433,000	4,818,280
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		405,000	390,275
HCA Inc 3.125% 3/15/2027		4,517,000	4,384,023
HCA Inc 3.375% 3/15/2029		2,198,000	2,074,863
HCA Inc 3.5% 9/1/2030		12,405,000	11,531,923
HCA Inc 3.625% 3/15/2032		10,363,000	9,379,745
HCA Inc 4.625% 3/15/2052		3,307,000	2,687,727
HCA Inc 5.125% 6/15/2039		1,878,000	1,768,249
HCA Inc 5.25% 6/15/2049		2,069,000	1,857,682
HCA Inc 5.45% 4/1/2031		4,500,000	4,581,559
HCA Inc 5.625% 9/1/2028		9,085,000	9,280,917
HCA Inc 5.875% 2/1/2029		9,796,000	10,088,267
HealthEquity Inc 4.5% 10/1/2029 (d)		110,000	104,411
Humana Inc 1.35% 2/3/2027		2,069,000	1,941,983
Humana Inc 3.7% 3/23/2029		548,000	524,548
Humana Inc 3.95% 3/15/2027		2,000,000	1,972,238
Humana Inc 5.375% 4/15/2031		15,092,000	15,221,417
Icon Investments Six DAC 5.849% 5/8/2029		7,434,000	7,675,997
Icon Investments Six DAC 6% 5/8/2034		5,732,000	5,916,144
Molina Healthcare Inc 3.875% 11/15/2030 (d)		1,400,000	1,260,557
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		660,000	638,905
Prime Healthcare Foundation Inc 7% 12/1/2027		2,736,000	2,806,820
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		1,184,926	1,179,001
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	22,889,993
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,489,755
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		630,000	630,182
Tenet Healthcare Corp 4.625% 6/15/2028		3,410,000	3,294,665
Tenet Healthcare Corp 5.125% 11/1/2027		1,000,000	988,366
Tenet Healthcare Corp 6.125% 6/15/2030		425,000	425,740
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,338,191
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	61,550
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	405,230
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	927,415
Universal Health Services Inc 2.65% 1/15/2032		9,523,000	8,021,207
			295,258,037
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (d)		630,000	623,997
IQVIA Inc 6.5% 5/15/2030 (d)		1,310,000	1,342,627
			1,966,624
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,700,000	1,588,188
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		70,000	67,262
			1,655,450
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	7,134,924
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,800,536
Bristol-Myers Squibb Co 5.65% 2/22/2064		6,900,000	6,922,179
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		8,545,000	8,705,467
Jazz Securities DAC 4.375% 1/15/2029 (d)		425,000	407,576
Mylan Inc 4.55% 4/15/2028		3,354,000	3,317,438
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		1,105,000	1,051,105
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,630,000	1,485,297
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (f)		6,476,000	6,179,815
Utah Acquisition Sub Inc 3.95% 6/15/2026		1,245,000	1,231,658
Viatris Inc 2.7% 6/22/2030		4,524,000	3,995,076
			45,231,071
TOTAL HEALTH CARE			412,007,460

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027		1,724,000	1,657,804
Boeing Co 2.75% 2/1/2026		2,071,000	2,031,767
Boeing Co 3.25% 2/1/2028		4,359,000	4,164,724
Boeing Co 3.625% 2/1/2031		14,000,000	12,936,088
Boeing Co 5.04% 5/1/2027		19,675,000	19,746,899
Boeing Co 5.15% 5/1/2030		55,693,000	55,759,071
Boeing Co 5.805% 5/1/2050		9,895,000	9,544,491
Boeing Co 6.259% 5/1/2027		649,000	666,708
Boeing Co 6.298% 5/1/2029		9,431,000	9,881,137
Boeing Co 6.388% 5/1/2031		7,220,000	7,692,247
Boeing Co 6.528% 5/1/2034		7,701,000	8,249,693
Boeing Co 6.858% 5/1/2054		17,614,000	19,404,970
Boeing Co 7.008% 5/1/2064		10,499,000	11,631,152
BWX Technologies Inc 4.125% 6/30/2028 (d)		780,000	740,802
Goat Holdco LLC 6.75% 2/1/2032 (d)		600,000	599,738
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,454,030
Howmet Aerospace Inc 5.95% 2/1/2037		675,000	713,331
Howmet Aerospace Inc 6.75% 1/15/2028		615,000	650,125
Moog Inc 4.25% 12/15/2027 (d)		1,580,000	1,521,153
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,715,324
RTX Corp 6.1% 3/15/2034		7,000,000	7,521,704
RTX Corp 6.4% 3/15/2054		6,800,000	7,594,137
TransDigm Inc 6% 1/15/2033 (d)		2,725,000	2,697,877
TransDigm Inc 6.375% 3/1/2029 (d)		2,150,000	2,178,333
			192,753,305
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		875,000	898,947
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		2,565,000	2,532,297
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,415,000	1,280,374
Carlisle Cos Inc 2.75% 3/1/2030		6,227,000	5,662,209
Carrier Global Corp 2.493% 2/15/2027		518,000	498,778
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,638,070
Carrier Global Corp 4.5% 11/29/2032	EUR	525,000	587,098
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,345,368
Carrier Global Corp 6.2% 3/15/2054		1,962,000	2,134,619
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		945,000	956,030
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,570,000	1,590,046
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		1,165,000	1,088,426
			25,313,315
Commercial Services & Supplies - 0.0%
ADT Security Corp/The 4.125% 8/1/2029 (d)		270,000	254,941
ADT Security Corp/The 4.875% 7/15/2032 (d)		1,270,000	1,197,875
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		640,000	659,994
Artera Services LLC 8.5% 2/15/2031 (d)		2,345,000	2,347,176
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		640,000	651,819
Clean Harbors Inc 6.375% 2/1/2031 (d)		110,000	111,535
CoreCivic Inc 8.25% 4/15/2029		430,000	455,840
GEO Group Inc/The 8.625% 4/15/2029		490,000	518,713
GFL Environmental Inc 6.75% 1/15/2031 (d)		310,000	321,482
Madison IAQ LLC 4.125% 6/30/2028 (d)		2,045,000	1,954,046
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)		1,980,000	1,881,313
Waste Management Inc 3.875% 1/15/2029 (d)		750,000	730,925
Waste Pro USA Inc 7% 2/1/2033 (d)		365,000	369,561
			11,455,220
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		1,777,000	1,774,276
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		275,000	255,695
Vertiv Group Corp 4.125% 11/15/2028 (d)		1,125,000	1,081,539
WESCO Distribution Inc 6.375% 3/15/2033 (d)		605,000	610,633
			1,947,867
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	480,204
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,249,913
CSX Corp 3.8% 4/15/2050		78,000	61,166
CSX Corp 4.3% 3/1/2048		5,524,000	4,716,902
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		650,000	655,323
Norfolk Southern Corp 5.35% 8/1/2054		5,400,000	5,295,199
XPO Inc 6.25% 6/1/2028 (d)		630,000	637,246
XPO Inc 7.125% 2/1/2032 (d)		750,000	778,772
			13,874,725
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)		800,000	778,557
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	287,359
			1,065,916
Machinery - 0.1%
AGCO Corp 5.8% 3/21/2034		7,687,000	7,816,713
Allison Transmission Inc 3.75% 1/30/2031 (d)		1,015,000	912,452
Esab Corp 6.25% 4/15/2029 (d)		780,000	792,489
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	7,957,574
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,704,176
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,364,283
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,564,337
Otis Worldwide Corp 2.056% 4/5/2025		1,790,000	1,785,288
			40,897,312
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		2,058,154	1,965,625
American Airlines Inc 7.25% 2/15/2028 (d)		195,000	199,393
American Airlines Inc 8.5% 5/15/2029 (d)		745,000	785,037
American Airlines Inc equipment trust certificate 3.75% 4/15/2027		1,266,730	1,252,300
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		316,667	316,336
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027		1,439,766	1,423,417
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		1,390,900	1,333,578
United Airlines Inc 4.375% 4/15/2026 (d)		2,840,000	2,804,084
			10,079,770
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		530,000	540,963
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)		1,365,000	1,299,896
Booz Allen Hamilton Inc 4% 7/1/2029 (d)		105,000	98,936
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,217,860
TriNet Group Inc 3.5% 3/1/2029 (d)		805,000	738,242
TriNet Group Inc 7.125% 8/15/2031 (d)		260,000	266,167
			13,162,064
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027		3,428,000	3,280,239
Air Lease Corp 3.375% 7/1/2025		11,630,000	11,579,810
Air Lease Corp 3.75% 6/1/2026		5,000,000	4,946,354
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		480,000	493,710
Ferguson Enterprises Inc 5% 10/3/2034		7,219,000	7,067,866
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)		690,000	669,603
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		870,000	890,267
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		645,000	679,368
United Rentals North America Inc 6.125% 3/15/2034 (d)		1,080,000	1,092,195
			30,699,412
TOTAL INDUSTRIALS			343,922,129

Information Technology - 0.3%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (d)		680,000	675,132
Viavi Solutions Inc 3.75% 10/1/2029 (d)		895,000	820,339
			1,495,471
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,482,039
Coherent Corp 5% 12/15/2029 (d)		1,965,000	1,895,986
CPI CG Inc 10% 7/15/2029 (d)		235,000	253,644
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,820,830
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,252,417
Insight Enterprises Inc 6.625% 5/15/2032 (d)		360,000	366,408
Lightning Power LLC 7.25% 8/15/2032 (d)		415,000	431,278
Sensata Technologies Inc 3.75% 2/15/2031 (d)		2,410,000	2,133,653
TTM Technologies Inc 4% 3/1/2029 (d)		515,000	482,451
Vontier Corp 2.4% 4/1/2028		7,691,000	7,090,564
Vontier Corp 2.95% 4/1/2031		8,630,000	7,513,659
			28,722,929
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		225,000	206,990
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		470,000	466,475
ASGN Inc 4.625% 5/15/2028 (d)		1,825,000	1,749,930
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,153,422
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		18,200,000	18,185,267
CDW LLC / CDW Finance Corp 5.55% 8/22/2034		10,150,000	10,102,600
Gartner Inc 3.625% 6/15/2029 (d)		655,000	616,136
Gartner Inc 3.75% 10/1/2030 (d)		255,000	236,138
Gartner Inc 4.5% 7/1/2028 (d)		395,000	386,342
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,450,000	1,343,872
			38,447,172
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028 (d)		4,603,000	4,281,957
Broadcom Inc 2.45% 2/15/2031 (d)		65,196,000	57,275,018
Broadcom Inc 2.6% 2/15/2033 (d)		23,971,000	20,286,915
Broadcom Inc 3.137% 11/15/2035 (d)		6,850,000	5,710,485
Broadcom Inc 3.187% 11/15/2036 (d)		6,678,000	5,498,656
Broadcom Inc 3.419% 4/15/2033 (d)		8,000,000	7,140,654
Broadcom Inc 3.5% 2/15/2041 (d)		23,037,000	18,395,810
Broadcom Inc 3.75% 2/15/2051 (d)		1,693,000	1,292,331
Broadcom Inc 5.05% 7/12/2029		16,700,000	16,931,044
Broadcom Inc 5.15% 11/15/2031		16,700,000	16,987,979
Entegris Inc 4.375% 4/15/2028 (d)		1,255,000	1,209,409
Marvell Technology Inc 2.45% 4/15/2028		4,982,000	4,651,177
Marvell Technology Inc 5.75% 2/15/2029		4,817,000	4,981,627
Marvell Technology Inc 5.95% 9/15/2033		3,772,000	3,973,106
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,748,787
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,673,556
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,544,347
Micron Technology Inc 5.3% 1/15/2031		9,833,000	9,966,437
Micron Technology Inc 5.327% 2/6/2029		4,300,000	4,368,300
Micron Technology Inc 5.8% 1/15/2035		8,600,000	8,881,627
Micron Technology Inc 6.75% 11/1/2029		2,800,000	3,007,244
ON Semiconductor Corp 3.875% 9/1/2028 (d)		500,000	472,977
Qorvo Inc 4.375% 10/15/2029		1,155,000	1,104,804
Wolfspeed Inc 7.9583% 6/23/2030 (d)(f)(i)(m)		800,919	779,934
			202,164,181
Software - 0.0%
AppLovin Corp 5.125% 12/1/2029		3,600,000	3,633,855
AppLovin Corp 5.375% 12/1/2031		10,700,000	10,920,241
Cloud Software Group Inc 9% 9/30/2029 (d)		520,000	531,453
Crowdstrike Holdings Inc 3% 2/15/2029		495,000	456,815
Elastic NV 4.125% 7/15/2029 (d)		495,000	467,134
Ellucian Holdings Inc 6.5% 12/1/2029 (d)		200,000	201,261
Fair Isaac Corp 4% 6/15/2028 (d)		1,130,000	1,081,564
Fair Isaac Corp 5.25% 5/15/2026 (d)		793,000	793,846
Gen Digital Inc 6.25% 4/1/2033 (d)		500,000	500,615
Oracle Corp 2.875% 3/25/2031		7,473,000	6,691,887
Oracle Corp 5.375% 7/15/2040		135,000	131,310
Roper Technologies Inc 1.4% 9/15/2027		1,724,000	1,592,949
Roper Technologies Inc 1.75% 2/15/2031		3,736,000	3,137,066
Roper Technologies Inc 2% 6/30/2030		4,476,000	3,906,983
Roper Technologies Inc 2.95% 9/15/2029		2,830,000	2,632,570
Roper Technologies Inc 4.5% 10/15/2029		6,800,000	6,770,917
VMware LLC 1.4% 8/15/2026		925,000	882,687
			44,333,153
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 8.25% 12/15/2029		2,115,000	2,264,613
TOTAL INFORMATION TECHNOLOGY			317,427,519

Materials - 0.2%
Chemicals - 0.2%
Avient Corp 6.25% 11/1/2031 (d)		455,000	456,284
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)		935,000	924,165
Celanese US Holdings LLC 6.415% 7/15/2027 (b)		11,832,000	12,127,096
Celanese US Holdings LLC 6.58% 7/15/2029 (b)		3,736,000	3,883,665
Celanese US Holdings LLC 6.6% 11/15/2028 (b)		15,274,000	15,853,187
Celanese US Holdings LLC 6.8% 11/15/2030 (b)		18,481,000	19,497,929
Celanese US Holdings LLC 6.95% 11/15/2033 (b)		20,613,000	22,041,599
Chemours Co/The 5.375% 5/15/2027		2,015,000	1,982,400
Dow Chemical Co/The 5.15% 2/15/2034		12,200,000	12,123,777
International Flavors & Fragrances Inc 1.23% 10/1/2025 (d)		345,000	337,828
International Flavors & Fragrances Inc 1.832% 10/15/2027 (d)		6,986,000	6,490,277
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		5,293,000	4,578,197
International Flavors & Fragrances Inc 3.468% 12/1/2050 (d)		3,000,000	2,033,149
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		534,712	479,321
LSB Industries Inc 6.25% 10/15/2028 (d)		460,000	451,457
LYB International Finance III LLC 1.25% 10/1/2025		1,661,000	1,627,436
LYB International Finance III LLC 2.25% 10/1/2030		3,241,000	2,824,230
Mativ Holdings Inc 8% 10/1/2029 (d)		410,000	379,729
Methanex US Operations Inc 6.25% 3/15/2032 (d)		595,000	596,255
Olin Corp 5% 2/1/2030		1,715,000	1,632,255
Olin Corp 5.625% 8/1/2029		2,465,000	2,422,143
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		455,000	478,881
Tronox Inc 4.625% 3/15/2029 (d)		1,145,000	1,024,645
WR Grace Holdings LLC 4.875% 6/15/2027 (d)		980,000	955,293
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		95,000	96,818
			115,298,016
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		605,000	613,779
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		780,000	837,659
VM Consolidated Inc 5.5% 4/15/2029 (d)		675,000	659,815
			2,111,253
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)		1,630,000	1,485,708
Ball Corp 2.875% 8/15/2030		2,065,000	1,811,387
Ball Corp 3.125% 9/15/2031		955,000	829,690
Ball Corp 6% 6/15/2029		395,000	401,632
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		1,165,000	1,071,853
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		870,000	882,610
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		785,000	796,904
OI European Group BV 4.75% 2/15/2030 (d)		280,000	257,795
Sealed Air Corp 5% 4/15/2029 (d)		1,540,000	1,501,547
Sealed Air Corp 6.875% 7/15/2033 (d)		1,105,000	1,171,868
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		270,000	272,463
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		515,000	537,876
			11,021,333
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		170,000	177,029
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		155,000	161,525
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)		1,480,000	1,333,849
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		510,000	510,518
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		400,000	401,698
Commercial Metals Co 3.875% 2/15/2031		915,000	827,361
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		1,655,000	1,597,033
Novelis Corp 3.875% 8/15/2031 (d)		470,000	413,486
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		75,000	71,290
Vibrantz Technologies Inc 9% 2/15/2030 (d)		675,000	608,891
			6,102,680
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (d)		320,000	321,436
TOTAL MATERIALS			134,854,718

Real Estate - 1.0%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,613,585
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,040,593
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,399,059
Safehold GL Holdings LLC 2.85% 1/15/2032		345,000	298,121
Store Capital LLC 2.7% 12/1/2031		8,095,000	6,907,243
Store Capital LLC 2.75% 11/18/2030		4,066,000	3,558,729
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,323,225
VICI Properties LP 4.375% 5/15/2025		2,145,000	2,140,008
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,694,930
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,460,050
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,355,094
VICI Properties LP 5.125% 5/15/2032		14,187,000	13,977,566
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,394,620
Vornado Realty LP 2.15% 6/1/2026		4,402,000	4,221,156
Vornado Realty LP 3.4% 6/1/2031		14,755,000	12,629,986
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,046,380
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,920,452
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	323,765
			125,304,562
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	6,756,285
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,245,048
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,709,371
Healthcare Realty Holdings LP 3.5% 8/1/2026		1,945,000	1,914,543
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		635,000	435,428
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		515,000	528,437
Omega Healthcare Investors Inc 3.25% 4/15/2033		27,105,000	23,256,678
Omega Healthcare Investors Inc 3.375% 2/1/2031		13,114,000	11,865,020
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	7,858,518
Omega Healthcare Investors Inc 4.5% 4/1/2027		5,129,000	5,100,833
Omega Healthcare Investors Inc 4.75% 1/15/2028		14,408,000	14,374,483
Omega Healthcare Investors Inc 5.25% 1/15/2026		6,569,000	6,580,715
Ventas Realty LP 2.5% 9/1/2031		25,590,000	22,123,155
Ventas Realty LP 3% 1/15/2030		16,847,000	15,528,905
Ventas Realty LP 4% 3/1/2028		2,553,000	2,508,606
Ventas Realty LP 4.125% 1/15/2026		999,000	993,513
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,149,939
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,408,586
			151,338,063
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		300,000	306,425
Service Properties Trust 5.5% 12/15/2027		430,000	418,820
Service Properties Trust Series 10YR, 3.95% 1/15/2028		40,000	35,800
			761,045
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,445,000	1,274,147
Office REITs - 0.1%
Boston Properties LP 2.9% 3/15/2030		6,500,000	5,856,416
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,684,637
COPT Defense Properties LP 2% 1/15/2029		7,631,000	6,800,508
COPT Defense Properties LP 2.25% 3/15/2026		3,486,000	3,392,086
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	7,548,347
COPT Defense Properties LP 2.9% 12/1/2033		8,223,000	6,679,367
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,317,371
Hudson Pacific Properties LP 4.65% 4/1/2029		12,862,000	10,047,575
Hudson Pacific Properties LP 5.95% 2/15/2028		17,949,000	15,904,412
			63,230,719
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,191,100
Brandywine Operating Partnership LP 4.55% 10/1/2029		3,023,000	2,772,212
Brandywine Operating Partnership LP 8.3% 3/15/2028		19,371,000	20,490,741
Brandywine Operating Partnership LP 8.875% 4/12/2029		22,481,000	24,091,292
CBRE Services Inc 2.5% 4/1/2031		10,225,000	8,860,672
CBRE Services Inc 4.875% 3/1/2026		7,844,000	7,841,881
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,523,880
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		115,000	120,980
Kennedy-Wilson Inc 4.75% 2/1/2030		890,000	814,025
Tanger Properties LP 2.75% 9/1/2031		16,949,000	14,657,049
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,568,450
Tanger Properties LP 3.875% 7/15/2027		11,191,000	10,960,621
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		875,000	875,192
			102,768,095
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,275,601
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,570,427
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	7,995,460
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,555,497
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,280,367
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,418,779
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	12,729,550
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,428,736
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	3,944,065
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,414,508
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	8,757,284
Sun Communities Operating LP 5.7% 1/15/2033		7,726,000	7,909,115
UDR Inc 2.1% 8/1/2032		4,480,000	3,659,829
			81,939,218
Retail REITs - 0.3%
Agree LP 4.8% 10/1/2032		6,806,000	6,669,710
Agree LP 5.625% 6/15/2034		13,770,000	14,122,052
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,057,572
Brixmor Operating Partnership LP 4.125% 5/15/2029		20,383,000	19,808,840
Brixmor Operating Partnership LP 4.125% 6/15/2026		5,827,000	5,786,321
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	6,899,583
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,016,272
Kimco Realty OP LLC 6.4% 3/1/2034		20,000,000	21,703,851
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,642,144
Kite Realty Group Trust 4% 3/15/2025		11,618,000	11,611,094
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,097,204
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,270,204
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	8,649,929
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		5,448,000	5,562,988
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,516,892
Realty Income Corp 2.2% 6/15/2028		1,380,000	1,281,139
Realty Income Corp 2.85% 12/15/2032		1,998,000	1,724,848
Realty Income Corp 3.25% 1/15/2031		1,828,000	1,684,487
Realty Income Corp 3.4% 1/15/2028		2,874,000	2,788,325
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,750,742
			173,644,197
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,097,230
Iron Mountain Inc 4.875% 9/15/2029 (d)		2,715,000	2,615,440
SBA Communications Corp 3.125% 2/1/2029		2,395,000	2,195,390
SBA Communications Corp 3.875% 2/15/2027		515,000	501,498
			8,409,558
TOTAL REAL ESTATE			708,669,604

Utilities - 0.9%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032		18,116,000	16,213,162
American Transmission Systems Inc 2.65% 1/15/2032 (d)		5,846,000	5,035,604
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		1,625,000	1,446,489
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		140,000	135,976
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	10,850,872
Cleco Corporate Holdings LLC 3.743% 5/1/2026		19,755,000	19,440,137
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)		5,498,000	5,288,632
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,137,995
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	9,043,645
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,260,783
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,180,463
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,862,339
Consolidated Edison Co of New York Inc 5.9% 11/15/2053		5,000,000	5,207,666
DPL Inc 4.35% 4/15/2029		7,785,000	7,366,536
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	8,017,470
Duke Energy Corp 2.45% 6/1/2030		790,000	701,422
Duke Energy Corp 2.55% 6/15/2031		4,359,000	3,803,749
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,518,184
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,298,557
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,140,371
Duke Energy Corp 5% 8/15/2052		17,535,000	15,649,881
Duke Energy Corp 6.1% 9/15/2053		8,700,000	9,056,835
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,555,201
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		7,005,000	6,174,410
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		11,501,000	9,847,015
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)		2,736,000	2,649,665
Exelon Corp 2.75% 3/15/2027		269,000	259,379
Exelon Corp 3.35% 3/15/2032		20,066,000	18,112,865
Exelon Corp 4.05% 4/15/2030		4,724,000	4,567,912
Exelon Corp 4.1% 3/15/2052		3,609,000	2,834,423
Exelon Corp 5.15% 3/15/2029		6,500,000	6,600,492
Exelon Corp 5.3% 3/15/2033		9,000,000	9,166,699
Exelon Corp 5.45% 3/15/2034		7,200,000	7,357,610
Exelon Corp 5.6% 3/15/2053		6,800,000	6,655,512
FirstEnergy Corp 1.6% 1/15/2026		199,000	193,731
FirstEnergy Corp 2.05% 3/1/2025		1,118,000	1,118,000
FirstEnergy Corp 2.25% 9/1/2030		7,286,000	6,346,482
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	10,629,327
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,837,216
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (d)		6,490,000	6,580,169
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,526,284
Georgia Power Co 5.25% 3/15/2034		8,750,000	8,854,931
Indianapolis Power & Light Co 5.7% 4/1/2054 (d)		5,000,000	5,060,243
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,582,712
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	22,699,481
ITC Holdings Corp 5.65% 5/9/2034 (d)		11,700,000	11,996,626
Monongahela Power Co 5.85% 2/15/2034 (d)		6,875,000	7,145,138
NRG Energy Inc 3.625% 2/15/2031 (d)		1,785,000	1,593,013
NRG Energy Inc 5.25% 6/15/2029 (d)		484,000	474,320
NRG Energy Inc 5.75% 1/15/2028		1,281,000	1,284,156
NRG Energy Inc 6.25% 11/1/2034 (d)		455,000	456,581
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	8,409,057
PG&E Corp 5% 7/1/2028		1,850,000	1,802,192
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,283,487
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,400,000	2,379,790
Southern Co/The 3.7% 4/30/2030		9,229,000	8,778,638
Southern Co/The 4.4% 7/1/2046		8,095,000	6,820,244
Southern Co/The 4.85% 3/15/2035		4,650,000	4,502,018
Southern Co/The 5.113% 8/1/2027 (f)		1,724,000	1,740,421
Southern Co/The 5.5% 3/15/2029		7,200,000	7,418,595
Southern Co/The 5.7% 3/15/2034		11,450,000	11,859,685
Tampa Electric Co 6.55% 5/15/2036		280,000	306,309
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	1,981,530
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,475,452
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,970,777
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,314,665
Vistra Operations Co LLC 5% 7/31/2027 (d)		3,190,000	3,151,487
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		665,000	665,106
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,219,095
Xcel Energy Inc 4.8% 9/15/2041		311,000	278,779
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		1,230,000	1,221,781
			414,395,469
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (d)		1,118,000	958,986
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	2,013,264
			2,972,250
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026		3,793,000	3,680,376
AES Corp/The 2.45% 1/15/2031		75,541,000	64,676,040
AES Corp/The 3.3% 7/15/2025 (d)		18,060,000	17,923,745
AES Corp/The 3.95% 7/15/2030 (d)		21,858,000	20,571,271
Alpha Generation LLC 6.75% 10/15/2032 (d)		540,000	547,677
Sunnova Energy Corp 11.75% 10/1/2028 (d)		455,000	259,350
Sunnova Energy Corp 5.875% 9/1/2026 (d)		230,000	173,352
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		75,000	70,542
TerraForm Power Operating LLC 5% 1/31/2028 (d)		1,056,000	1,021,387
			108,923,740
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	1,991,797
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	154,011
DTE Energy Co 5.2% 4/1/2030		4,092,000	4,150,018
NiSource Inc 0.95% 8/15/2025		829,000	815,268
NiSource Inc 1.7% 2/15/2031		3,114,000	2,608,983
NiSource Inc 2.95% 9/1/2029		15,395,000	14,318,566
NiSource Inc 3.6% 5/1/2030		21,588,000	20,458,574
NiSource Inc 4.375% 5/15/2047		3,114,000	2,619,661
NiSource Inc 4.8% 2/15/2044		4,982,000	4,511,030
NiSource Inc 5% 6/15/2052		2,180,000	1,991,961
NiSource Inc 5.25% 2/15/2043		132,000	126,192
NiSource Inc 5.25% 3/30/2028		4,400,000	4,466,890
NiSource Inc 5.35% 4/1/2034		4,500,000	4,558,096
NiSource Inc 5.4% 6/30/2033		5,000,000	5,065,672
NiSource Inc 5.95% 6/15/2041		2,375,000	2,463,292
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,116,699
Puget Energy Inc 3.65% 5/15/2025		1,035,000	1,031,857
Puget Energy Inc 4.1% 6/15/2030		7,982,000	7,612,204
Puget Energy Inc 4.224% 3/15/2032		27,701,000	25,831,319
Sempra 6% 10/15/2039		2,744,000	2,809,113
WEC Energy Group Inc 2.2% 12/15/2028		3,114,000	2,855,064
			116,556,267
TOTAL UTILITIES			642,847,726

TOTAL UNITED STATES			7,516,804,848
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (d)(e)		360,000	366,766
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,741,828,481)			9,679,124,562

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (b)		3,553,000	3,489,177
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 4.9% (b)(s)		9,500,000	9,572,460
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1986% (b)(c)(s)		19,859,000	19,909,942
			29,482,402
TOTAL CANADA			32,971,579
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(q)(s)	EUR	2,370,000	2,239,671
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(q)(s)	EUR	850,000	918,369
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (b)(q)(s)	EUR	500,000	512,174
Volkswagen International Finance NV 3.875% (b)(q)(s)	EUR	2,300,000	2,334,512
			2,846,686
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(s)		4,750,000	4,694,644
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(q)(s)	EUR	3,900,000	3,700,311
Grand City Properties SA 1.5% (b)(q)(s)	EUR	4,300,000	4,346,220
			12,741,175
TOTAL GERMANY			15,587,861
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(q)(s)	EUR	1,235,000	1,305,548
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(q)(s)	EUR	195,000	195,715
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(q)(s)(t)	EUR	1,385,000	962,609

TOTAL SWEDEN			1,158,324
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(m)(q)(s)(t)		4,925,000	369,375
UBS Group AG 4.375% (b)(d)(s)		2,239,000	1,962,832
UBS Group AG 4.875% (b)(d)(s)		4,770,000	4,639,567
UBS Group AG 7% (b)(d)(s)		220,000	220,722
			7,192,496
Utilities - 0.0%
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (b)(q)(s)	EUR	520,000	549,503
TOTAL SWITZERLAND			7,741,999
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(q)(s)	EUR	3,000,000	3,093,366
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(s)		325,000	325,498
Barclays PLC 8.875% (b)(q)(s)	GBP	500,000	673,408
			998,906
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(q)(s)	GBP	570,000	693,040
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(q)(s)	GBP	1,135,000	1,456,701
TOTAL UNITED KINGDOM			6,242,013
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Citigroup Inc 6.75% (b)(s)		1,035,000	1,038,819
Citigroup Inc 7.125% (b)(s)		810,000	829,300
JPMorgan Chase & Co 6.5% (b)(s)		805,000	827,317
Wells Fargo & Co 7.625% (b)(s)		640,000	690,846
			3,386,282
Capital Markets - 0.0%
Charles Schwab Corp/The 4% (b)(s)		1,030,000	932,355
Charles Schwab Corp/The 5.375% (b)(s)		260,000	263,532
Goldman Sachs Group Inc/The 6.85% (b)(s)		600,000	616,274
			1,812,161
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(s)		2,940,000	2,851,836
TOTAL UNITED STATES			8,050,279
TOTAL PREFERRED SECURITIES (Cost $82,206,085)			76,215,643

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (p) (Cost $485,317,997)	50,888,241	495,142,589

U.S. Government Agency - Mortgage Securities - 24.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.2%
Fannie Mae 2.5% 1/1/2052	10,258,407	8,646,877
Fannie Mae 2.5% 5/1/2052	800,334	675,357
Fannie Mae 2.5% 6/1/2052	24,378,055	20,731,254
Fannie Mae 3% 6/1/2052	641,740	569,164
Fannie Mae 3.5% 11/1/2054	5,258,063	4,770,846
Fannie Mae 3.5% 12/1/2036	2,364,758	2,289,186
Fannie Mae 3.5% 5/1/2036	1,812,564	1,756,338
Fannie Mae 3.5% 8/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	5,885	6,003
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,559	1,593
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	639	650
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	4,109	4,193
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	5,322	5,447
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	1,068	1,094
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.436% 8/1/2035 (b)(c)	2,868	2,930
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,102	1,127
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	1,886	1,929
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	8,318	8,491
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	2,565	2,617
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	3,632	3,714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.822% 7/1/2043 (b)(c)	66,330	68,206
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	6,868	7,063
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	10,053	10,334
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	2,127	2,175
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	16,666	17,123
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	21,763	22,408
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	1,667	1,714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,127	3,217
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	243,921	251,487
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	9,629	9,930
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	3,170	3,268
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	4,223	4,345
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(c)	12,424	12,742
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	2,817	2,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	14,160	14,558
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	2,821	2,870
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	8,755	8,921
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	4,258	4,335
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	6,488	6,611
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	75,568,651	64,087,891
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	27,810,338	24,569,040
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	17,696,682	15,573,300
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	4,446,414	3,689,979
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	24,770,640	18,845,136
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	10,867,300	9,631,280
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	10,375,534	9,195,446
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	495,856	439,459
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	5,668,180	5,023,495
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	339,177	300,600
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,618,937	2,176,550
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	33,731,639	27,773,066
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	48,025	36,747
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	344,199	305,050
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	9,692,625	8,590,209
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	9,723,464	8,075,025
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	162,207	123,658
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	736,440	650,607
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	721,435	637,351
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	750,083	662,661
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,723,351	2,258,383
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	29,227,239	22,381,787
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	20,001,582	15,216,908
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	946,386	836,085
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	939,497	829,999
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	303,344	267,515
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,780,024	2,303,937
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	967,623	736,154
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,829,765	1,613,646
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	977,449	862,000
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	511,375	450,975
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	31,224	23,755
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	1,016,714	894,721
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	1,042,087	917,050
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,924,680	1,481,711
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	724,625	637,679
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	1,039,818	915,053
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	72,564	55,319
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	347,951	264,716
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	102,114	90,500
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,075,583	946,526
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	1,444,764	1,312,947
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	13,087,269	11,913,664
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	37,486,925	30,127,020
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	65,258	52,221
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	890,369	713,613
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	210,895	170,280
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	41,690,183	33,778,633
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	938,180	755,158
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	9,853,417	8,948,255
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	943,187	812,471
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	37,139	31,731
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,816,298	1,551,735
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,531,384	7,279,793
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,326,401	7,606,075
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,852,500	7,172,560
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,579,454	18,379,222
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	29,919,667	24,241,809
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	31,680,953	25,629,254
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,792,099	3,080,767
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	185,190	148,426
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	10,446,038	8,372,289
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	48,769,564	41,990,419
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,207,496	7,009,128
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	14,386,537	12,291,905
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,829,547	1,562,481
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	11,596,234	9,906,720
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,200,104	4,213,280
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	198,212	158,863
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,673,382	15,939,962
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	30,943,152	25,138,755
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	12,949,066	10,560,513
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	637,935	514,881
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	54,031	43,305
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,123,190	2,513,910
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	44,863,926	40,742,601
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	565,889	510,899
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,965,021	3,411,681
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,970,984	2,563,336
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	4,300,640	3,668,026
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	11,210,302	9,030,373
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	44,152	35,332
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,760,284	5,502,735
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	11,848,326	9,599,868
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,291,633	10,752,664
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,085,055	8,171,213
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,353,882	4,337,875
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	24,914,069	20,186,124
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	174,942	140,213
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,764,536	4,631,428
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	653,837	590,300
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	518,909	473,187
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	511,943	466,994
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	730,817	664,595
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	273,472	250,230
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	33,159	28,479
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,692	11,853
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	111,901	90,281
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,112,109	2,498,183
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	298,672	239,379
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	18,677,878	15,034,149
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	882,129	708,938
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	984,297	890,493
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	634,352	573,898
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	4,499,670	3,862,401
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	44,260	35,709
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	364,266	296,505
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	203,617	164,276
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	477,186	387,227
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,829,223	4,721,189
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,588,130	3,710,271
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,117,647	3,324,660
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,205,608	2,568,228
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	543,776	435,655
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,769,648	1,418,337
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	933,677	748,324
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,517,375	5,288,719
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	911,394	730,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,517,759	1,219,774
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,364,662	1,924,787
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,004,839	3,253,601
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	2,562,111	2,318,741
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,143,137	986,004
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,443,993	14,822,836
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	99,303	79,807
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	11,447,387	9,289,325
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	268,341	214,986
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	24,232	19,414
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	14,289,802	11,435,127
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	16,744,673	15,258,787
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	777,853	708,828
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	13,020,702	11,188,406
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	31,410,541	25,135,654
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	985,428	788,569
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	38,868,670	35,419,550
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	27,939,404	25,460,122
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	17,782,652	16,204,659
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	41,317,058	37,650,673
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	19,744,558	17,992,469
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	830,598	751,701
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	851,744	775,629
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	184,729	158,327
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	829,968	715,744
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	443,949	355,261
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	57,430,903	45,957,926
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	14,145,288	11,319,482
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	405,159	369,206
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,156,387	1,948,188
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	9,548,951	8,210,845
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,733,291	2,334,689
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	13,605,131	11,648,052
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	41,551,731	33,523,620
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	958,330	778,564
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	6,481,283	5,259,431
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,099,736	1,699,957
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,128,122	914,391
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	149,781	120,795
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	478,688	386,052
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	445,864	356,794
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	8,560,537	6,895,876
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	667,469	606,570
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	536,120	458,393
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,152,567	3,553,024
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	5,135,158	4,388,664
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,720,907	2,324,119
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	14,409,774	11,531,132
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	3,651,266	3,480,031
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	227,249	216,179
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	153,092	143,852
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	192,548	180,814
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	108,660	101,911
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	123,587	116,127
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	215,293	191,422
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	14,571	12,819
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	110,998	97,540
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	376,225	331,472
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	25,418	22,383
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	27,827	24,495
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,655,282	2,237,325
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	60,162,206	51,293,930
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,401,748	5,368,066
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	649,616	552,235
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,670,432	3,941,115
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,620,847	3,452,714
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	826,605	788,974
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	650,909	591,548
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	9,975,963	8,486,740
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	46,340,803	38,901,663
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,737,225	1,477,890
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	5,105,785	4,302,103
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	2,349,584	2,241,512
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	111,633	103,505
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	13,143,568	11,563,466
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,713,871	8,530,905
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	6,340,196	5,568,080
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,321,570	3,802,037
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,984,354	3,499,135
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,049,689	1,810,964
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	15,178	13,367
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	52,979,699	44,425,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	25,017,785	21,173,650
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,499,804	18,986,322
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	17,344,192	14,635,791
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,693,274	3,107,314
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,602,851	1,365,580
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	6,521,536	6,215,731
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	16,242,031	15,486,946
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	26,107,783	24,410,843
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	12,859	11,361
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	19,812	16,737
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	26,385,297	22,265,072
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	13,442,670	11,377,121
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	41,665	35,119
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,559,607	10,598,348
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	434,347	363,400
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	315,121	294,639
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	931,178	873,564
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	547,259	513,399
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,036,745	1,943,044
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	5,813,827	5,133,420
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	9,723,354	8,570,796
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	215,581	189,649
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	187,797	158,237
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,054,532	883,270
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	543,718	457,963
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,146,087	958,881
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	8,263,221	7,060,666
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	8,067,972	7,543,574
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	7,783,285	7,277,391
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	18,632,074	17,391,923
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	146,393	130,199
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,825,324	1,620,777
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	2,325,967	2,064,095
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	19,875	17,475
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	11,173	9,824
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	669,364	566,930
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	17,500,738	14,773,360
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	353,831	299,794
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	100,101	84,376
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,055,613	3,445,117
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	92,397	77,391
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	3,623,871	3,457,105
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	7,200,576	6,545,459
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	7,286,972	6,758,684
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	5,519,090	4,869,371
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	4,192,547	3,671,493
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	166,817	146,761
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	24,684	21,749
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	43,676	38,353
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	20,457,720	17,499,665
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,127,022	1,781,581
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,946,751	1,656,138
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	462,367	442,363
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	21,267,685	19,885,338
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,914,192	1,699,539
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,078,529	1,839,476
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,631,187	2,329,680
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	241,413	212,844
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	644,907	572,013
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	213,258	181,289
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,844,238	13,320,550
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,158,813	15,396,974
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	197,520	166,429
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	72,370,554	61,589,614
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	49,216,495	41,607,940
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,027,227	5,078,505
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,594,473	7,236,279
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	630,428	533,165
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,805,981	5,755,946
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,213,307	1,016,258
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	3,518,232	3,120,778
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	25,910,592	22,018,339
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,061,378	889,003
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	512,179	489,568
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	491,514	435,544
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,812,504	3,358,132
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,137,620	1,900,011
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,886,755	6,807,996
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,465,412	2,942,677
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,977,746	5,936,100
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053	934,518	782,747
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	732,752	700,062
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	630,950	603,358
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,874	5,146
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,579,317	2,165,257
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	29,952,676	25,219,221
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,869,812	24,307,484
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	37,211,387	31,330,830
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	12,755,937	11,898,930
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	232,681	215,812
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	8,166,434	7,184,677
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	30,550,119	25,989,564
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	867,556	728,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	95,867	92,170
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	38,588	37,142
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,841,954	7,500,525
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	285,537	273,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	593,616	559,317
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,598	51,653
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,400	8,550
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,130	7,421
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,222	7,507
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,032	8,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	115,038	104,864
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,227	28,586
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,133	37,374
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,513	10,460
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,592	9,708
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,605	9,643
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,427	61,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	73,004	66,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,289	44,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,290	22,308
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,489	13,214
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,489	9,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,706	13,482
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,358	13,088
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,543	7,820
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,737	3,390
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	555,190	506,912
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	76,534	70,100
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	45,949	42,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	9,848,394	8,642,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,374,242	1,204,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	376,799	330,301
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	43,144	41,563
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	134,582	129,293
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	15,782,428	15,115,010
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	15,976,932	15,088,746
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	49,751	45,261
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	417,924	373,664
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	49,542	43,754
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	22,590,574	19,908,694
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (u)	45,147,958	39,901,007
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	7,126,475	6,251,492
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,461,890	1,402,211
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	56,183	54,080
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	7,851,032	7,519,022
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,562,699	1,514,874
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	404,265	380,906
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	68,388	64,436
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,526	19,568
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	30,425	27,826
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	41,600	37,843
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,532	7,769
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	280,263	255,963
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,445	8,631
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,227	6,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,512	7,813
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,220	7,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	5,646,781	5,008,176
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,944,474	1,709,986
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,409,322	17,105,109
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,828,207	11,293,257
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	24,695,717	21,810,225
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,458,142	13,651,985
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	4,401	4,302
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	5,902,296	5,705,698
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,840,621	2,746,712
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	233,321	223,455
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	822,123	786,329
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	7,357,100	7,036,781
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	316,513	302,931
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	11,045,565	10,407,360
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	163,536	149,620
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,665	24,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,493	5,014
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,876	22,714
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,709	20,729
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	72,147	65,874
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	40,939	37,371
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,191	23,808
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,134	24,666
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,071	23,780
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,013	10,116
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,262	4,769
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,296	7,567
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,200	6,565
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,290	3,026
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,091	4,675
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	21,079,324	18,774,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	18,010,123	15,838,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	27,084,399	23,843,634
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	10,569,952	9,272,181
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	522,772	458,423
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,875,464	4,296,665
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,696,652	5,914,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,678,407	2,614,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,725,351	2,651,746
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	1,509,166	1,450,870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	95,277	91,627
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	124,162	119,261
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	1,077,463	1,045,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	419,456	397,841
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	565,127	532,475
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	316,486	298,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	84,932	77,420
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	102,179	93,398
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	71,835	65,186
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	252,490	230,510
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,014	10,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	459,462	418,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	167,447	152,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	349,820	318,890
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,926	5,370
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	47,746	43,654
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,321	33,168
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,758	19,803
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,671	28,733
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,446	2,279
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,702	5,210
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	185,165	168,960
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,229,003	4,637,646
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	7,289,276	6,478,586
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	753,915	661,586
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	40,851	35,810
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,313,379	2,027,898
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	28,051,424	24,686,184
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	13,799,265	12,143,811
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	40,632,439	35,618,221
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	10,170,707	8,909,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	321,667	309,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	117,042	113,030
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	101,824	98,113
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	765,427	721,201
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	792,315	746,536
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	341,785	320,435
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	33,226	30,308
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,809	5,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	23,173	21,116
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,795	9,832
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,939	7,242
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	132,191	120,321
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,842	4,426
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	33,058	29,881
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	33,619	30,237
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	84,687	76,168
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,004,667	2,693,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	10,065,406	8,936,527
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,244,110	4,660,876
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	32,798	28,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,518,103	9,220,124
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	56,321	54,164
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	167,967	161,694
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	178,710	171,466
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	3,589,884	3,438,072
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	233,948	221,892
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	3,983,643	3,776,588
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	165,475	158,524
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	93,073	84,920
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,019	16,375
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,576	16,031
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,485	14,079
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	370,991	333,673
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	23,657,573	21,480,805
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	19,020,867	16,869,763
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,344,630	9,184,435
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,754,298	2,424,304
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	400,279	353,010
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,005,393	7,050,015
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	867,690	833,870
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	113,533	108,945
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	340,231	310,304
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,596	6,014
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	30,764	28,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	411,779	374,076
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,505	22,319
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,144	4,661
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,251	20,267
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,738	10,703
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	47,217	42,912
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	51,926	46,702
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	4,068	3,658
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	827,490	733,907
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	97,708	85,803
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	620,265	543,043
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	1,005,409	965,555
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	424,084	400,906
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,649	3,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,093	4,623
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,094	4,618
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,015	6,346
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	321,988	293,553
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,507,384	5,736,882
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,968,683	3,509,936
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	18,493	17,818
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	508,893	490,031
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	3,144,035	3,052,229
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	112,047	106,624
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	454,527	429,685
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	19,266	17,528
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	75,377	68,924
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,015	9,999
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,494	16,808
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,998	5,488
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	783,398	710,347
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,586	17,616
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	21,852	19,653
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	3,439,023	3,086,637
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,459,363	4,838,542
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	80,400	70,428
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	911,877	800,772
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,344,579	1,177,812
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	14,005,693	12,327,664
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	15,664,098	13,772,690
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	20,876,711	18,293,911
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	28,362	27,786
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	437,851	421,762
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	4,383,997	4,240,468
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	467,590	442,034
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	53,642	50,979
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	97,070	88,023
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	229,672	208,764
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,929	11,735
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	116,198	104,437
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,489	30,998
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	105,892	95,174
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,567,317	1,401,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	44,821,801	39,584,741
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,631,241	4,100,249
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	9,281,527	8,208,659
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	10,120,180	8,895,026
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	6,273,770	5,518,185
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	10,583,751	9,376,894
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	41,118	39,595
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	263,270	253,752
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	148,424	143,075
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	6,361,722	6,092,693
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	6,557,218	6,340,918
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	14,698	13,349
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	33,477	30,343
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	40,079	36,369
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	261,267	238,336
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,524,253	3,151,019
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,292,836	1,155,919
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	876,140	767,473
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,956	4,641
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	11,342	10,545
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	54,277	50,408
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	35,568	33,115
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	6,209	5,837
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	67,193	62,885
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	29,058	27,189
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	215,854	201,705
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,784,782	1,651,334
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	4,390,385	4,102,299
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,071,724	5,649,996
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	21,425,104	20,009,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	954,654	870,148
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	18,634,932	17,014,482
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,665,705	3,354,962
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	24,237	22,130
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,330,995	2,128,297
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	32,741,828	29,707,944
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,807	3,714
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	194,591	189,891
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	9,165	8,614
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	183,800	171,756
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	27,988	26,166
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	8,215	7,664
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	525,313	491,028
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	46,551	43,503
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	120,178	112,943
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,231	12,420
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	128,160	118,978
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	13,683,378	12,643,165
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	5,749,840	5,350,469
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	46,385	42,351
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	531,809	485,564
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2054	999,900	907,249
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	1,130,030	1,104,153
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	30,701	28,602
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	28,621	26,710
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,549	8,919
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	19,604	18,255
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,014	7,473
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	56,128	52,405
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,883	8,247
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	29,661	27,712
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	1,024,929	953,740
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,663,661	3,392,018
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,240,888	2,959,068
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	3,582,374	3,523,107
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	15,977,660	15,581,817
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	15,675	14,628
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	40,811	38,191
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	128,961	120,753
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	7,162	6,668
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	20,395	18,972
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	29	28
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	659,806	610,472
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	146,088	135,165
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	24,625	22,838
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	18,053,694	16,848,693
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	264,149	244,068
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	486,170	450,427
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	21,447,829	19,555,965
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	9,382,165	8,554,586
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	3,577,593	3,478,897
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	21,802	20,378
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	20,185	18,758
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	101,762	94,823
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	110,555	102,323
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	881,739	816,087
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	40,122	36,472
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	5,198,451	4,746,405
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	999,901	907,640
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,785,216	1,633,325
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	7,595,925	6,935,401
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	3,317,820	3,028,274
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	132,770	123,625
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	111,295	103,867
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	1,049,795	976,222
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	108,833	100,491
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	20,923,672	19,274,202
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	18,969,628	17,266,721
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,386,081	1,269,016
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	467,593	424,302
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	37,367	34,945
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,226	17,024
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,159	5,756
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	259,186	241,690
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	24,215	22,597
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	203,189	189,412
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	34,858	32,506
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,554	10,785
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	398,433	369,762
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	448,418	416,712
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	9,623,572	8,867,927
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,556,110	2,394,850
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (v)	76,838,284	70,468,759
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	121,145	110,573
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	41,018,604	37,259,446
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	3,532,131	3,215,051
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	128,715	117,040
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,639
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	282,481	256,328
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	249,926	226,787
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,901	907,640
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,639
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,726	6,249
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	205,485	191,601
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	330,043	307,601
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,484	3,261
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	115,959	107,542
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	308,461	287,229
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	86,489	80,130
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	752,297	699,104
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	427,994	397,731
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,548,613	2,339,734
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	153,778	139,829
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	999,900	908,264
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,784,070	1,628,932
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	268,704	251,267
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,780	6,337
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	11,410	10,676
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,733	5,358
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	213,772	199,352
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	2,087,134	1,930,426
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,646,611	1,519,377
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	250,000	227,088
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	999,900	908,264
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	222,794	217,483
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	692,303	675,800
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	16,114	15,388
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	16,373	15,297
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	21,246	19,769
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	14,821,211	13,784,244
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	74,709	67,839
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	999,901	908,265
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,525,105	1,398,681
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	886,204	865,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	5,557,502	5,423,289
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	69,865	65,456
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	30,315	28,299
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	229,478	214,672
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	41,196	38,498
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	258,035	241,426
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,286	7,728
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	15,484	14,371
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	155,484	144,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	461,482	429,717
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	261,538	242,065
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	4,165,430	3,843,566
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,109,673	1,015,953
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	18,525,288	16,833,323
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	18,525,587	16,926,223
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	25,713	23,380
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	3,830,914	3,739,596
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,596,361	2,533,660
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,980	11,200
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	123,059	115,076
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	73,429	68,620
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,717	25,034
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,617	9,017
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	128,744	120,253
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,483	18,197
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,581	32,440
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	50,298	47,067
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,970,435	1,828,031
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,695,669	3,438,976
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	6,523,196	5,955,954
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,793,718	20,811,628
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,237,736	3,871,880
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	16,818,502	15,366,515
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	17,352,482	15,859,818
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	870,659	795,765
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,601	6,194
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	17,166	16,127
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	8,577	8,187
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,113	9,777
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	38,400	37,116
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,868	14,377
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	451,976	437,313
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,028	4,863
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,735	11,362
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,850	3,731
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	882	855
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,684	5,479
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,707	2,661
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	573,329	554,577
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	42,255	40,841
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,653,876	1,597,459
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	40,558	38,918
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	18,332	17,444
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	746,802	708,787
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	39,996	37,647
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	505,122	481,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,328	1,286
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	121,344	117,512
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,681	19,047
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,189	12,768
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	25,289	24,528
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	96,923	93,595
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	333,541	322,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	499,005	482,326
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	6,058	5,857
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,924	1,879
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,966	18,304
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	976,636	943,571
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,726	52,538
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	415,552	398,424
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,918	109,387
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,166	12,686
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,577	11,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,569	4,422
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	627,878	607,576
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,186	2,123
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,907	77,195
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,575	72,145
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,735	51,878
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,482	32,566
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	120,633	116,528
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,833	36,530
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	144,737	140,329
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	128,213	123,925
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	99,822	96,530
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	110,574	107,013
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,138	46,544
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,712	84,838
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	113,879	110,114
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	92,574	89,389
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	109,965	106,495
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,948	47,456
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,224	56,281
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	165,105	159,503
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	314,501	304,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,592	6,356
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	177,775	171,812
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	206,528	198,080
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	1,127,671	1,073,087
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	686,863	655,388
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	92,544	88,303
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,518	4,390
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,618	3,493
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,623	2,540
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,945	4,788
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,623	5,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,861	6,629
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,097	3,961
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	291,752	282,081
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	9,098	8,798
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	13,025	12,582
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	67,451	65,146
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	48,465	46,872
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	35,099	33,901
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	39,858	38,275
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,553	26,475
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	73,942	70,825
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	396,059	377,909
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,248	5,085
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,774	14,291
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,397	8,114
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	379,238	366,973
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,907	3,779
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	48,559	46,978
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,520	3,404
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,458	13,050
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,036	23,191
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,249	4,107
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,085	30,060
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	428,352	413,566
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,624	3,497
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	350,109	335,350
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	101,392	97,055
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	56,359	53,507
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	316,973	302,447
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	116,216	109,138
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	10,678	10,411
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	3,317	3,217
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,961	7,717
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,236	9,897
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,522	2,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,974	20,285
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,911	7,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,071	6,846
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,052	8,779
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,824	10,448
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,936	17,312
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,475	19,788
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,623	13,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,717	12,274
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,254	17,638
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	187,908	181,370
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	56,508	54,242
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	47,856	45,988
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	38,448	36,779
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	638,960	613,024
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,648,983	9,318,364
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	198,105	188,516
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	38,699,112	36,729,187
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,057	22,243
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	119,985	115,935
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	161,699	156,187
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,286	54,389
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	31,151	30,061
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,656	18,947
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,863	2,775
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,662	6,431
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,660	15,115
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	52,039	50,084
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	14,192	13,638
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,712	9,333
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	65,888	63,317
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	53,856,030	52,006,717
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	74,727,548	71,778,336
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	117,425	112,329
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	134,730	128,377
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	78,935	75,213
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	11,344	10,809
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	67,578	64,392
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	90,796	86,607
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	964,490	914,565
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,607,729	4,479,733
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	618,764	591,521
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	241,284	230,208
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	23,859	22,734
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	54,970,370	52,124,939
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	33,338,401	31,675,215
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	61,511	59,520
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	102,107	97,995
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	638,364	610,457
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	10,433	10,037
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	596,755	572,159
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,567,729	1,495,274
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	326,394	312,024
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	91,148	86,942
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,670	3,561
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	8,178	7,866
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,986	9,608
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	41,506	39,931
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	63,439	60,845
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	104,761	100,476
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	98,009	94,000
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	904,502	862,699
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,698,927	2,535,607
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	655,240	637,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,886	8,589
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	17,528	16,941
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,477	5,309
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,436	9,101
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,868	20,162
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,245	2,171
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,109	7,825
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	701,441	672,530
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,683	9,280
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	49,947	47,659
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	533,591	509,139
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	835,176	796,055
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	15,999	15,631
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,394	1,385
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,579	6,506
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	5,209	5,125
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	162,021	158,744
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	22,170	21,722
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	777,878	760,687
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	8,630	8,566
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,408	9,322
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	196,468	194,833
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	13,615	13,495
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	487,196	481,302
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	68,819	67,448
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	6,123,786	6,009,504
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	14,691	14,557
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,613	5,564
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	52,660	52,189
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,803	2,782
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,265,871	1,254,344
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	37,761	37,357
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	61,168	60,428
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,894	9,774
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	115,909	114,832
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	7,291	7,146
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	23,421	22,976
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	19,180,661	18,511,024
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	20,943	20,818
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	6,653	6,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	96,388	95,586
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,042	4,006
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,059	3,031
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,622	18,463
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,186	4,144
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,179	18,002
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	104,046	103,019
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,042	2,024
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,690	7,597
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,965	11,753
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	65,947	64,778
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,322,803	1,298,116
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	11,108,190	10,914,773
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,841,005	1,781,334
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,988,854	6,786,355
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	5,224	5,195
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,333	4,293
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,255	2,233
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	109,286	108,032
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	676,696	670,651
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,607	5,516
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	40,097	39,261
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	81,415	79,718
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	295,131	288,425
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,042,611	3,955,798
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	37,518	37,291
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	108,943	108,408
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	742	738
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,953	11,831
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,183	8,091
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	70,959	70,012
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	41,810	41,160
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	86,805	86,065
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	576,648	571,600
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	9,283	9,127
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,648	11,427
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	47,374	46,475
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	93,964	92,005
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,007	17,632
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	679,748	675,542
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	201,375	200,161
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,117	3,091
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	117,241	116,547
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,657	6,588
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,451	17,256
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	38,486	38,045
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	30,426	30,058
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	65,653	64,407
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	47,930	46,979
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	31,776	31,173
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	26,563	26,059
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,333	11,118
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,877	13,613
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	64,557	63,211
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,517,694	2,495,828
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	51	51
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,414	1,403
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,228,738	8,196,032
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	4,331	4,294
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	43,637	42,809
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,984	7,850
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,307	17,016
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2052	8,514,401	8,284,329
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	217	217
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	56,381	56,104
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	178,466	177,327
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	200,498	198,197
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	51,688	50,998
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,805	2,760
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	26,920	26,468
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,291	13,026
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	8,268	8,130
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	22,088	21,669
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	746,634	732,467
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	1,717	1,714
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	941	936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,835	1,825
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	126,134	125,089
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,989	21,807
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	863	855
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,296	3,269
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,836	4,795
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,629	3,593
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,561	1,545
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	24,598	24,300
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	108,121	105,968
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	630,508	617,953
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	251,891	249,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,496	5,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,644	11,578
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,865	8,813
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,336	30,161
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,253	8,203
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,359	2,345
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,111	2,099
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,975	3,952
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,580	1,571
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,557	12,483
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	193,507	187,890
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,879	3,858
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,327	1,316
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,216	1,206
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	153,343	152,589
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,954	4,905
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,166	3,140
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,528,357	3,450,382
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	4,255,682	4,107,440
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,081	13,004
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,885	4,855
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,181	29,011
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,569	13,489
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,711	10,649
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,169	6,134
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	32,791	32,590
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	63,818	63,402
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,860	1,848
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,717	1,700
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	6,926	6,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	111,338	110,202
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	282,000	279,481
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	34,238	33,920
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	115,768	113,463
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	23,659	23,188
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	10,006,778	9,820,030
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,721	1,733
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	129,621	131,255
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	22,736,610	22,643,174
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,924,482	7,877,057
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	189,039	190,974
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	14,636,162	14,608,031
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	14,160,731	14,102,537
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,960,870	8,907,243
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	4,365,153	4,307,656
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	11,802,082	11,617,120
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	9,599,493	9,557,045
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	3,623,201	3,566,418
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	620,164	626,520
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	103,116	104,238
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,339,020	3,363,906
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	257,604	254,533
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	4,978	5,025
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	9,377	9,505
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	1,857	1,879
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	235,829	237,329
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,213	5,278
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	12,066	12,219
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	102,282	100,998
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	35,632	35,214
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,393	10,528
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	4,036,747	4,041,603
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	616,207	622,464
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	217,153	219,341
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,840	15,025
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,452	7,549
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,446,344	1,448,084
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,417	4,460
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	31,366	31,668
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	210,644	212,965
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	15,791	15,997
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	7,425	7,522
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	652,217	644,237
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,494	2,526
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	6,200	6,281
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	22,559	22,854
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	31,419,975	31,379,223
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,280,927	2,277,968
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,917,930	2,907,762
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	25,211	24,957
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	179,404	179,849
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	430	443
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,093,084	1,099,271
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	22,296,798	22,652,936
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,787,755	4,862,731
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	23,127,859	23,200,945
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	414	426
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	263,454	270,880
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,201,180	1,206,102
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	14,345,594	14,390,927
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	751	771
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	256	263
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	6,997,783	7,061,446
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,889,768	1,896,921
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	3,064,311	3,077,825
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	3,302,567	3,317,132
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,603,564	3,617,204
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	19,727,107	19,937,400
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	792,174	794,182
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	18,613,133	18,829,001
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	13,087,640	13,239,426
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,741,647	2,782,011
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	18,815,339	18,886,557
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	443,169	444,154
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	24,850,765	25,131,209
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	15,678,678	15,826,216
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	9,242,589	9,378,664
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,663,156	7,687,372
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,621,381	5,719,953
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	630	646
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	14,313,479	14,358,711
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	1,448	1,465
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	1,106	1,121
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	1,368	1,385
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	618	624
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	714	724
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	1,253	1,279
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,587	2,711
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	478	500
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	52,454	55,200
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	49,647	52,221
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,831	4,041
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	19,015	19,856
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	38,553	40,180
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	475	495
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	227	238
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,647	2,778
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,875	1,970
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,919	3,064
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	294	309
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	48,272	50,720
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	23,004,093	23,795,195
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	17,366	18,160
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,211	1,272
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	623	655
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	89,768	93,502
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,438	6,717
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,705	8,117
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	28,078,827	28,755,234
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	28,693	29,213
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,601,060	4,772,229
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	31,434,246	32,446,495
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	11,681,704	12,083,433
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	18,812	19,824
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,447,976	4,630,130
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	29,633,051	30,531,735
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	28,077	29,253
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	17,634	18,548
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,383	1,459
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	11,082,033	11,296,910
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,590,797	1,621,642
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,010	1,058
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,944	3,092
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	61,768	65,037
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	71,024	72,246
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	31,881,850	32,500,027
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,217	1,273
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	10,036	10,468
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,103	2,207
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	30,751	32,242
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	15,049,157	15,496,149
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	20,632,355	21,264,522
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	35,645,432	36,336,583
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,812	3,987
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	402	421
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,784	2,914
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,303	8,698
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	290	303
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	115	117
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	8,202	8,628
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	111,315	117,273
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	29,353,373	30,280,267
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	20,268,844	20,661,848
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	31,296,197	32,088,839
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,377	1,440
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,073	2,168
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,991	5,214
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,195	1,252
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	61	63
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	138,657	144,316
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	46,794,326	47,687,026
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,751	2,823
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	27,943	29,259
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	60	62
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,399	3,550
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	519	545
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	427	447
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	982	1,032
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,376	4,606
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	8,138,380	8,357,218
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	50,325,010	51,285,065
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	18,358,140	19,035,364
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	16,378,839	17,103,322
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	11,275,605	11,769,954
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,852,965	7,195,176
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,630	3,839
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	18,786,133	19,609,761
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,001	6,246
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	60,695	63,353
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	526	558
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	233	246
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,132	1,199
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	7,667,657	7,912,173
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	160	170
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	59,525,481	61,944,549
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	12,475,933	13,031,678
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	27,595,775	28,736,648
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,788	1,886
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	12,213,846	12,608,107
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	17,081	17,785
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,421	3,559
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	259	274
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,946	7,261
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	328,275	341,462
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	15,025,605	15,510,629
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,703,199	3,876,260
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	350	370
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,613	2,764
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	460	487
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	51,282	53,505
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	40,635	42,379
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,584	9,999
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	193	204
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	11,384,040	11,890,257
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	67,980	70,105
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,475	1,489
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	64	67
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	618	648
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	99	104
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	520	524
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	57	59
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	91	95
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	276	289
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	72	76
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	91	95
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	146	153
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	164	174
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	21	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	48	51
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	53	56
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	78	81
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	59	62
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	570	597
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	321	325
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	105	107
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	235	247
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	693	726
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	104	109
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	38	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	270	283
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	260	272
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	109	114
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	680	713
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	261	273
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	19	20
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	469	491
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	131	137
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	881	933
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,425	3,601
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	99	104
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	197	208
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	265	265
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	28	29
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	97	102
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	174	184
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	255	270
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,135	2,236
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	9,348	9,792
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	280	294
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	743	786
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	131	138
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	951	996
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	625	655
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,736	2,892
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	580	608
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,333	1,396
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	488	516
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	134	134
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	988	1,035
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	80	84
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	460	482
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	66	70
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	168	176
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	407	429
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	98	103
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	376	398
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,367	1,467
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	30	30
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	19	19
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	820	827
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	489	513
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	109	114
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	107	112
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	319	334
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	41	43
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	344	360
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,229	1,299
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,855	5,135
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	84	85
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	910	919
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	85	89
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	308	323
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	228	239
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	179	187
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,230	1,288
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	105	110
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	120	126
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	55	58
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,357	1,421
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	992	1,050
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	412	419
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	153	157
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	209	214
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	142	146
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	439	450
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	154	158
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	402	411
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	89	90
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	139	143
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	326	337
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	134	140
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	949	996
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	144	147
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	202	206
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	252	259
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	143	145
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	175	179
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	164	167
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	67	70
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	319	336
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	100	103
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	127	131
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	261	268
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	95	99
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	450	476
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	167	171
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	135	138
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	448	467
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	282	298
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	340	340
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	275	284
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	584	597
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	251	256
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	243	258
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	125	129
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,400	1,497
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	255	272
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	462	473
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	756	803
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	610	652
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	163	165
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	248	253
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	303	313
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	158	169
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	291	310
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	91	97
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	63	67
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	259	271
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	329	344
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	112	118
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	5,464	5,620
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,857	4,117
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	58	58
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	414	424
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	300	308
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	406	412
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	94	95
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	379	395
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	199	207
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	974	1,042
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,694	2,858
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,627	2,795
Freddie Mac Gold Pool 1.5% 1/1/2036	18,015,220	15,915,544
Freddie Mac Gold Pool 1.5% 1/1/2051	24,547,572	18,675,430
Freddie Mac Gold Pool 1.5% 10/1/2035	152,284	134,964
Freddie Mac Gold Pool 1.5% 11/1/2035	7,202,071	6,382,925
Freddie Mac Gold Pool 1.5% 11/1/2035	1,220,820	1,081,967
Freddie Mac Gold Pool 1.5% 11/1/2050	844,852	649,615
Freddie Mac Gold Pool 1.5% 12/1/2035	10,976,799	9,728,324
Freddie Mac Gold Pool 1.5% 12/1/2036	301,501	264,948
Freddie Mac Gold Pool 1.5% 12/1/2040	1,595,851	1,325,265
Freddie Mac Gold Pool 1.5% 12/1/2050	605,462	465,546
Freddie Mac Gold Pool 1.5% 12/1/2050	163,114	125,573
Freddie Mac Gold Pool 1.5% 2/1/2036	898,713	793,968
Freddie Mac Gold Pool 1.5% 2/1/2036	3,937,838	3,478,883
Freddie Mac Gold Pool 1.5% 2/1/2041	10,005,460	8,296,440
Freddie Mac Gold Pool 1.5% 2/1/2051	24,927,830	18,964,724
Freddie Mac Gold Pool 1.5% 3/1/2036	567,005	500,921
Freddie Mac Gold Pool 1.5% 3/1/2041	2,786,494	2,308,887
Freddie Mac Gold Pool 1.5% 3/1/2051	15,428,463	11,737,747
Freddie Mac Gold Pool 1.5% 3/1/2051	218,919	168,534
Freddie Mac Gold Pool 1.5% 4/1/2036	975,853	860,593
Freddie Mac Gold Pool 1.5% 4/1/2041	6,605,826	5,469,923
Freddie Mac Gold Pool 1.5% 4/1/2041	11,909,938	9,864,318
Freddie Mac Gold Pool 1.5% 4/1/2051	278,819,759	212,121,946
Freddie Mac Gold Pool 1.5% 5/1/2036	1,009,496	888,369
Freddie Mac Gold Pool 1.5% 6/1/2036	1,015,845	893,956
Freddie Mac Gold Pool 1.5% 6/1/2051	520,733	400,885
Freddie Mac Gold Pool 1.5% 7/1/2036	824,581	725,641
Freddie Mac Gold Pool 1.5% 8/1/2035	5,791,478	5,132,769
Freddie Mac Gold Pool 1.5% 8/1/2036	620,353	545,918
Freddie Mac Gold Pool 2% 1/1/2051	128,877	104,742
Freddie Mac Gold Pool 2% 1/1/2052	888,279	711,937
Freddie Mac Gold Pool 2% 1/1/2052	138,828	111,267
Freddie Mac Gold Pool 2% 1/1/2052	748,096	608,233
Freddie Mac Gold Pool 2% 10/1/2041	1,108,498	946,557
Freddie Mac Gold Pool 2% 10/1/2050	203,600	162,927
Freddie Mac Gold Pool 2% 10/1/2051	118,875	95,276
Freddie Mac Gold Pool 2% 10/1/2051	4,385,398	3,547,699
Freddie Mac Gold Pool 2% 10/1/2051	22,321,819	18,057,903
Freddie Mac Gold Pool 2% 10/1/2051	1,691,179	1,373,943
Freddie Mac Gold Pool 2% 10/1/2051	4,565,913	3,699,439
Freddie Mac Gold Pool 2% 10/1/2051	1,645,143	1,332,944
Freddie Mac Gold Pool 2% 11/1/2041	7,065,292	6,034,214
Freddie Mac Gold Pool 2% 11/1/2041	3,288,097	2,806,728
Freddie Mac Gold Pool 2% 11/1/2050	28,461	22,971
Freddie Mac Gold Pool 2% 11/1/2050	16,646,463	13,565,492
Freddie Mac Gold Pool 2% 11/1/2051	12,057,659	9,743,100
Freddie Mac Gold Pool 2% 11/1/2051	23,238,524	18,799,499
Freddie Mac Gold Pool 2% 11/1/2051	1,487,700	1,205,379
Freddie Mac Gold Pool 2% 11/1/2051	5,943,407	4,815,526
Freddie Mac Gold Pool 2% 11/1/2051	2,222,699	1,800,897
Freddie Mac Gold Pool 2% 11/1/2051	897,568	719,383
Freddie Mac Gold Pool 2% 11/1/2051	5,591,369	4,500,590
Freddie Mac Gold Pool 2% 11/1/2051	337,314	270,350
Freddie Mac Gold Pool 2% 11/1/2051	2,470,013	1,979,666
Freddie Mac Gold Pool 2% 12/1/2035	1,788,459	1,623,607
Freddie Mac Gold Pool 2% 12/1/2035	716,286	653,396
Freddie Mac Gold Pool 2% 12/1/2051	21,692,278	17,575,732
Freddie Mac Gold Pool 2% 12/1/2051	4,158,829	3,369,608
Freddie Mac Gold Pool 2% 12/1/2051	1,455,552	1,176,148
Freddie Mac Gold Pool 2% 12/1/2051	2,355,051	1,908,133
Freddie Mac Gold Pool 2% 12/1/2051	1,473,411	1,191,960
Freddie Mac Gold Pool 2% 12/1/2051	754,618	607,405
Freddie Mac Gold Pool 2% 12/1/2051	194,310	155,736
Freddie Mac Gold Pool 2% 2/1/2036	944,329	858,171
Freddie Mac Gold Pool 2% 2/1/2036	601,755	547,605
Freddie Mac Gold Pool 2% 2/1/2036	698,461	636,918
Freddie Mac Gold Pool 2% 2/1/2041	4,330,359	3,719,073
Freddie Mac Gold Pool 2% 2/1/2042	2,505,308	2,133,219
Freddie Mac Gold Pool 2% 2/1/2051	70,164,940	57,178,630
Freddie Mac Gold Pool 2% 2/1/2052	11,228,135	8,995,616
Freddie Mac Gold Pool 2% 2/1/2052	46,318,403	37,514,081
Freddie Mac Gold Pool 2% 2/1/2052	36,721,379	29,695,382
Freddie Mac Gold Pool 2% 3/1/2036	792,686	718,381
Freddie Mac Gold Pool 2% 3/1/2036	15,933	14,439
Freddie Mac Gold Pool 2% 3/1/2036	525,011	477,766
Freddie Mac Gold Pool 2% 3/1/2041	2,682,586	2,314,236
Freddie Mac Gold Pool 2% 3/1/2051	11,212,862	9,032,436
Freddie Mac Gold Pool 2% 3/1/2052	38,125,551	30,544,948
Freddie Mac Gold Pool 2% 3/1/2052	80,293	64,328
Freddie Mac Gold Pool 2% 4/1/2036	3,150,518	2,851,257
Freddie Mac Gold Pool 2% 4/1/2041	34,928	29,964
Freddie Mac Gold Pool 2% 4/1/2042	33,394,568	28,697,215
Freddie Mac Gold Pool 2% 4/1/2052	12,055,970	9,764,340
Freddie Mac Gold Pool 2% 4/1/2052	7,982,501	6,450,199
Freddie Mac Gold Pool 2% 5/1/2036	918,700	836,028
Freddie Mac Gold Pool 2% 5/1/2041	2,298,508	1,969,909
Freddie Mac Gold Pool 2% 5/1/2051	3,639,897	2,950,291
Freddie Mac Gold Pool 2% 5/1/2051	56,015,867	45,595,790
Freddie Mac Gold Pool 2% 5/1/2051	2,503,493	2,031,534
Freddie Mac Gold Pool 2% 5/1/2051	1,159,986	935,868
Freddie Mac Gold Pool 2% 5/1/2051	873,454	698,964
Freddie Mac Gold Pool 2% 5/1/2051	2,746,091	2,215,526
Freddie Mac Gold Pool 2% 6/1/2035	7,350,107	6,697,875
Freddie Mac Gold Pool 2% 6/1/2035	7,160,940	6,525,494
Freddie Mac Gold Pool 2% 6/1/2035	6,170,243	5,622,709
Freddie Mac Gold Pool 2% 6/1/2036	1,984,196	1,795,722
Freddie Mac Gold Pool 2% 6/1/2041	3,826,681	3,277,417
Freddie Mac Gold Pool 2% 6/1/2050	19,443,857	15,796,528
Freddie Mac Gold Pool 2% 6/1/2050	141,839,691	114,435,185
Freddie Mac Gold Pool 2% 6/1/2052	42,799	34,303
Freddie Mac Gold Pool 2% 7/1/2041	17,121,425	14,652,868
Freddie Mac Gold Pool 2% 7/1/2041	35,201,850	30,294,712
Freddie Mac Gold Pool 2% 7/1/2050	439,342	356,929
Freddie Mac Gold Pool 2% 7/1/2051	1,404,505	1,138,411
Freddie Mac Gold Pool 2% 8/1/2035	3,102,614	2,819,538
Freddie Mac Gold Pool 2% 8/1/2051	140,295	112,707
Freddie Mac Gold Pool 2% 8/1/2051	1,884,073	1,515,346
Freddie Mac Gold Pool 2% 8/1/2051	4,042,842	3,256,681
Freddie Mac Gold Pool 2% 9/1/2050	57,043,311	45,950,805
Freddie Mac Gold Pool 2% 9/1/2050	5,047,949	4,066,337
Freddie Mac Gold Pool 2% 9/1/2050	958,775	777,727
Freddie Mac Gold Pool 2% 9/1/2051	120,669	96,714
Freddie Mac Gold Pool 2% 9/1/2051	3,155,932	2,563,934
Freddie Mac Gold Pool 2.5% 1/1/2033	12,284	11,654
Freddie Mac Gold Pool 2.5% 1/1/2033	1,104,053	1,048,689
Freddie Mac Gold Pool 2.5% 1/1/2041	860,290	759,534
Freddie Mac Gold Pool 2.5% 1/1/2042	9,490,645	8,334,864
Freddie Mac Gold Pool 2.5% 1/1/2051	25,299	21,317
Freddie Mac Gold Pool 2.5% 1/1/2052	253,800	214,485
Freddie Mac Gold Pool 2.5% 1/1/2052	26,869	22,833
Freddie Mac Gold Pool 2.5% 1/1/2052	9,907,768	8,360,610
Freddie Mac Gold Pool 2.5% 10/1/2031	132,046	126,302
Freddie Mac Gold Pool 2.5% 10/1/2040	4,504,810	3,987,386
Freddie Mac Gold Pool 2.5% 10/1/2041	4,663,994	4,103,295
Freddie Mac Gold Pool 2.5% 10/1/2050	12,023,720	10,243,836
Freddie Mac Gold Pool 2.5% 10/1/2050	12,205,130	10,337,366
Freddie Mac Gold Pool 2.5% 11/1/2031	3,065,745	2,923,236
Freddie Mac Gold Pool 2.5% 11/1/2032	38,906	36,947
Freddie Mac Gold Pool 2.5% 11/1/2041	2,818,288	2,490,046
Freddie Mac Gold Pool 2.5% 11/1/2041	1,752,398	1,548,298
Freddie Mac Gold Pool 2.5% 11/1/2041	19,456,063	17,208,283
Freddie Mac Gold Pool 2.5% 11/1/2049	280,857	237,614
Freddie Mac Gold Pool 2.5% 11/1/2050	9,383,562	7,965,179
Freddie Mac Gold Pool 2.5% 11/1/2050	3,522,733	3,001,259
Freddie Mac Gold Pool 2.5% 11/1/2051	3,005,209	2,519,962
Freddie Mac Gold Pool 2.5% 12/1/2041	41,748	36,664
Freddie Mac Gold Pool 2.5% 12/1/2050	3,158,658	2,691,078
Freddie Mac Gold Pool 2.5% 12/1/2051	5,647,656	4,735,737
Freddie Mac Gold Pool 2.5% 12/1/2051	16,881,343	14,245,219
Freddie Mac Gold Pool 2.5% 12/1/2051	20,225,602	17,067,251
Freddie Mac Gold Pool 2.5% 2/1/2035	759,375	710,017
Freddie Mac Gold Pool 2.5% 2/1/2042	3,669,674	3,269,795
Freddie Mac Gold Pool 2.5% 2/1/2051	76,880	64,778
Freddie Mac Gold Pool 2.5% 2/1/2051	69,297,675	59,039,464
Freddie Mac Gold Pool 2.5% 2/1/2051	4,644,974	3,913,826
Freddie Mac Gold Pool 2.5% 3/1/2033	294,345	279,233
Freddie Mac Gold Pool 2.5% 3/1/2047	264,328	223,878
Freddie Mac Gold Pool 2.5% 3/1/2050	10,187,570	8,599,903
Freddie Mac Gold Pool 2.5% 3/1/2051	4,422,495	3,726,367
Freddie Mac Gold Pool 2.5% 3/1/2052	54,073,943	45,292,005
Freddie Mac Gold Pool 2.5% 4/1/2033	113,197	107,229
Freddie Mac Gold Pool 2.5% 4/1/2042	1,821,519	1,605,954
Freddie Mac Gold Pool 2.5% 4/1/2047	7,360,724	6,234,304
Freddie Mac Gold Pool 2.5% 4/1/2052	1,505,534	1,261,026
Freddie Mac Gold Pool 2.5% 4/1/2052 (u)	7,718,826	6,561,727
Freddie Mac Gold Pool 2.5% 5/1/2033	29,927	28,346
Freddie Mac Gold Pool 2.5% 5/1/2035	7,557,967	7,066,718
Freddie Mac Gold Pool 2.5% 5/1/2041	22,511,629	19,925,800
Freddie Mac Gold Pool 2.5% 5/1/2041	7,866,830	6,974,914
Freddie Mac Gold Pool 2.5% 5/1/2051	11,735,847	9,980,239
Freddie Mac Gold Pool 2.5% 6/1/2031	243,788	233,178
Freddie Mac Gold Pool 2.5% 6/1/2031	415,566	398,080
Freddie Mac Gold Pool 2.5% 6/1/2041	2,152,188	1,905,561
Freddie Mac Gold Pool 2.5% 6/1/2052	162,778	136,342
Freddie Mac Gold Pool 2.5% 7/1/2031	417,958	399,972
Freddie Mac Gold Pool 2.5% 7/1/2036	12,859,069	12,003,170
Freddie Mac Gold Pool 2.5% 7/1/2041	4,069,437	3,607,682
Freddie Mac Gold Pool 2.5% 7/1/2050	12,015,875	10,203,357
Freddie Mac Gold Pool 2.5% 7/1/2050	23,209,104	19,787,941
Freddie Mac Gold Pool 2.5% 7/1/2051	9,085,641	7,683,899
Freddie Mac Gold Pool 2.5% 7/1/2051	16,096,691	13,613,276
Freddie Mac Gold Pool 2.5% 8/1/2031	703,464	672,524
Freddie Mac Gold Pool 2.5% 8/1/2032	562,225	534,275
Freddie Mac Gold Pool 2.5% 8/1/2032	27,465	26,118
Freddie Mac Gold Pool 2.5% 8/1/2041	1,457,183	1,288,833
Freddie Mac Gold Pool 2.5% 8/1/2050	40,236,622	34,230,055
Freddie Mac Gold Pool 2.5% 9/1/2041	3,215,577	2,864,175
Freddie Mac Gold Pool 2.5% 9/1/2051	6,562,532	5,525,448
Freddie Mac Gold Pool 3% 1/1/2033	67,279	64,779
Freddie Mac Gold Pool 3% 1/1/2033	97,237	93,396
Freddie Mac Gold Pool 3% 1/1/2033	112,543	108,354
Freddie Mac Gold Pool 3% 1/1/2033	89,970	86,521
Freddie Mac Gold Pool 3% 1/1/2034	47,432	45,606
Freddie Mac Gold Pool 3% 1/1/2043	48,505	44,283
Freddie Mac Gold Pool 3% 1/1/2043	46,176	41,922
Freddie Mac Gold Pool 3% 1/1/2052	1,529,730	1,340,955
Freddie Mac Gold Pool 3% 1/1/2052	5,551,802	4,866,685
Freddie Mac Gold Pool 3% 1/1/2052	5,623,965	4,929,943
Freddie Mac Gold Pool 3% 1/1/2052	696,604	610,640
Freddie Mac Gold Pool 3% 1/1/2052	211,699	185,575
Freddie Mac Gold Pool 3% 10/1/2042	16,943	15,427
Freddie Mac Gold Pool 3% 10/1/2049	12,946,006	11,433,372
Freddie Mac Gold Pool 3% 10/1/2051	22,450,678	19,799,437
Freddie Mac Gold Pool 3% 10/1/2051	287,113	251,413
Freddie Mac Gold Pool 3% 11/1/2042	6,699	6,138
Freddie Mac Gold Pool 3% 11/1/2049	10,545,987	9,399,461
Freddie Mac Gold Pool 3% 11/1/2049	12,365,916	11,002,211
Freddie Mac Gold Pool 3% 11/1/2050	1,291,827	1,136,043
Freddie Mac Gold Pool 3% 11/1/2051	7,391,969	6,477,458
Freddie Mac Gold Pool 3% 11/1/2051	336,184	295,118
Freddie Mac Gold Pool 3% 11/1/2051	4,931,344	4,324,336
Freddie Mac Gold Pool 3% 11/1/2051	3,277,337	2,874,948
Freddie Mac Gold Pool 3% 12/1/2030	792,334	767,810
Freddie Mac Gold Pool 3% 12/1/2032	31,989	30,830
Freddie Mac Gold Pool 3% 12/1/2032	1,614,634	1,561,377
Freddie Mac Gold Pool 3% 12/1/2042	63,903	58,400
Freddie Mac Gold Pool 3% 12/1/2042	33,913	30,996
Freddie Mac Gold Pool 3% 12/1/2042	764,941	699,519
Freddie Mac Gold Pool 3% 12/1/2046	1,508,120	1,350,171
Freddie Mac Gold Pool 3% 12/1/2050	10,626,512	9,345,042
Freddie Mac Gold Pool 3% 12/1/2051	1,114,295	976,787
Freddie Mac Gold Pool 3% 2/1/2033	56,044	53,876
Freddie Mac Gold Pool 3% 2/1/2033	779,665	756,347
Freddie Mac Gold Pool 3% 2/1/2034	6,882	6,618
Freddie Mac Gold Pool 3% 2/1/2037	209,699	197,828
Freddie Mac Gold Pool 3% 2/1/2037	11,723	11,059
Freddie Mac Gold Pool 3% 2/1/2043	54,075	49,617
Freddie Mac Gold Pool 3% 2/1/2043	25,195	23,029
Freddie Mac Gold Pool 3% 2/1/2043	14,035	12,774
Freddie Mac Gold Pool 3% 2/1/2043	34,837	31,805
Freddie Mac Gold Pool 3% 2/1/2050	1,516,173	1,344,706
Freddie Mac Gold Pool 3% 2/1/2052	1,871,491	1,641,126
Freddie Mac Gold Pool 3% 2/1/2052	788,324	693,505
Freddie Mac Gold Pool 3% 2/1/2052	6,610,032	5,794,325
Freddie Mac Gold Pool 3% 2/1/2052	782,849	685,019
Freddie Mac Gold Pool 3% 2/1/2052	889,561	778,673
Freddie Mac Gold Pool 3% 2/1/2052	764,137	669,600
Freddie Mac Gold Pool 3% 2/1/2052	672,632	587,525
Freddie Mac Gold Pool 3% 3/1/2033	213,192	205,196
Freddie Mac Gold Pool 3% 3/1/2033	109,994	105,741
Freddie Mac Gold Pool 3% 3/1/2043	26,760	24,459
Freddie Mac Gold Pool 3% 3/1/2050	23,421,432	20,648,234
Freddie Mac Gold Pool 3% 3/1/2052	42,531	37,416
Freddie Mac Gold Pool 3% 3/1/2052	22,077,414	19,346,067
Freddie Mac Gold Pool 3% 3/1/2052	2,809,219	2,461,671
Freddie Mac Gold Pool 3% 3/1/2052	10,267,963	9,032,940
Freddie Mac Gold Pool 3% 4/1/2032	4,810	4,663
Freddie Mac Gold Pool 3% 4/1/2032	12,912	12,499
Freddie Mac Gold Pool 3% 4/1/2034	719,601	692,012
Freddie Mac Gold Pool 3% 4/1/2037	5,294,005	5,017,188
Freddie Mac Gold Pool 3% 4/1/2037	2,358,627	2,238,245
Freddie Mac Gold Pool 3% 4/1/2043	11,092	10,142
Freddie Mac Gold Pool 3% 4/1/2046	60,916	54,784
Freddie Mac Gold Pool 3% 4/1/2046	79,942	71,894
Freddie Mac Gold Pool 3% 4/1/2050	2,937,035	2,603,962
Freddie Mac Gold Pool 3% 4/1/2050	23,451,251	20,674,522
Freddie Mac Gold Pool 3% 4/1/2052	2,409,831	2,129,015
Freddie Mac Gold Pool 3% 4/1/2052	2,107,488	1,858,611
Freddie Mac Gold Pool 3% 4/1/2052	1,567,496	1,379,694
Freddie Mac Gold Pool 3% 5/1/2035	434,759	415,831
Freddie Mac Gold Pool 3% 5/1/2045	31,869	28,701
Freddie Mac Gold Pool 3% 5/1/2046	198,862	178,843
Freddie Mac Gold Pool 3% 5/1/2046	1,245,644	1,120,246
Freddie Mac Gold Pool 3% 5/1/2051	2,941,524	2,583,124
Freddie Mac Gold Pool 3% 5/1/2051	643,534	564,119
Freddie Mac Gold Pool 3% 5/1/2051	947,715	832,540
Freddie Mac Gold Pool 3% 5/1/2052	22,306,465	19,529,355
Freddie Mac Gold Pool 3% 6/1/2031	12,061	11,672
Freddie Mac Gold Pool 3% 6/1/2031	22,705	21,973
Freddie Mac Gold Pool 3% 6/1/2031	108,355	104,998
Freddie Mac Gold Pool 3% 6/1/2031	9,473	9,195
Freddie Mac Gold Pool 3% 6/1/2031	9,601	9,295
Freddie Mac Gold Pool 3% 6/1/2031	13,653	13,248
Freddie Mac Gold Pool 3% 6/1/2031	38,690	37,492
Freddie Mac Gold Pool 3% 6/1/2035	1,370,613	1,308,369
Freddie Mac Gold Pool 3% 6/1/2046	1,222,211	1,098,407
Freddie Mac Gold Pool 3% 6/1/2050	5,978,575	5,308,052
Freddie Mac Gold Pool 3% 6/1/2052	9,231,752	8,089,629
Freddie Mac Gold Pool 3% 6/1/2052	473,421	417,144
Freddie Mac Gold Pool 3% 7/1/2032	24,693	23,844
Freddie Mac Gold Pool 3% 7/1/2045	77,280	69,597
Freddie Mac Gold Pool 3% 7/1/2045	25,724	23,359
Freddie Mac Gold Pool 3% 8/1/2032	28,644	27,668
Freddie Mac Gold Pool 3% 8/1/2032	19,510	18,833
Freddie Mac Gold Pool 3% 8/1/2042	7,157	6,529
Freddie Mac Gold Pool 3% 8/1/2042	9,319	8,525
Freddie Mac Gold Pool 3% 8/1/2045	17,220	15,497
Freddie Mac Gold Pool 3% 8/1/2045	30,726	27,700
Freddie Mac Gold Pool 3% 8/1/2050	19,435,352	17,298,109
Freddie Mac Gold Pool 3% 9/1/2034	3,509,106	3,360,710
Freddie Mac Gold Pool 3% 9/1/2051	5,187,963	4,549,368
Freddie Mac Gold Pool 3% 9/1/2051	2,829,020	2,482,559
Freddie Mac Gold Pool 3.5% 1/1/2045	161,823	151,420
Freddie Mac Gold Pool 3.5% 1/1/2046	150,011	139,302
Freddie Mac Gold Pool 3.5% 1/1/2046	47,257	43,957
Freddie Mac Gold Pool 3.5% 1/1/2048	2,182,266	2,013,641
Freddie Mac Gold Pool 3.5% 1/1/2048	88,455	81,869
Freddie Mac Gold Pool 3.5% 1/1/2048	51,920	48,313
Freddie Mac Gold Pool 3.5% 1/1/2048	1,757,461	1,621,661
Freddie Mac Gold Pool 3.5% 1/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 10/1/2034	3,760,402	3,648,149
Freddie Mac Gold Pool 3.5% 10/1/2040	52,624	49,229
Freddie Mac Gold Pool 3.5% 10/1/2042	271,512	254,140
Freddie Mac Gold Pool 3.5% 10/1/2042	32,866	30,754
Freddie Mac Gold Pool 3.5% 10/1/2042	4,407	4,118
Freddie Mac Gold Pool 3.5% 10/1/2042	571,297	534,675
Freddie Mac Gold Pool 3.5% 10/1/2047	179,584	167,111
Freddie Mac Gold Pool 3.5% 10/1/2048	2,250,995	2,072,001
Freddie Mac Gold Pool 3.5% 10/1/2051	11,272,179	10,291,976
Freddie Mac Gold Pool 3.5% 10/1/2051	1,438,289	1,318,163
Freddie Mac Gold Pool 3.5% 10/1/2052	913,567	833,555
Freddie Mac Gold Pool 3.5% 11/1/2033	2,644,986	2,578,071
Freddie Mac Gold Pool 3.5% 11/1/2033	1,446,650	1,408,436
Freddie Mac Gold Pool 3.5% 11/1/2040	110,163	103,056
Freddie Mac Gold Pool 3.5% 11/1/2045	16,531	15,377
Freddie Mac Gold Pool 3.5% 11/1/2045	4,482	4,165
Freddie Mac Gold Pool 3.5% 11/1/2047	227,908	211,494
Freddie Mac Gold Pool 3.5% 11/1/2047	1,243,411	1,157,046
Freddie Mac Gold Pool 3.5% 12/1/2033	207,222	201,586
Freddie Mac Gold Pool 3.5% 12/1/2040	107,940	100,909
Freddie Mac Gold Pool 3.5% 12/1/2045	10,742	9,982
Freddie Mac Gold Pool 3.5% 12/1/2046	145,765	135,040
Freddie Mac Gold Pool 3.5% 12/1/2047	297,593	274,952
Freddie Mac Gold Pool 3.5% 12/1/2047	310,758	289,174
Freddie Mac Gold Pool 3.5% 12/1/2048	413,242	380,382
Freddie Mac Gold Pool 3.5% 12/1/2051	8,821,488	8,040,608
Freddie Mac Gold Pool 3.5% 12/1/2053	149,985	136,087
Freddie Mac Gold Pool 3.5% 12/1/2054	999,901	907,249
Freddie Mac Gold Pool 3.5% 2/1/2034	2,010,180	1,956,105
Freddie Mac Gold Pool 3.5% 2/1/2034	2,295,142	2,227,934
Freddie Mac Gold Pool 3.5% 2/1/2043	65,158	61,372
Freddie Mac Gold Pool 3.5% 2/1/2043	150,581	141,094
Freddie Mac Gold Pool 3.5% 2/1/2043	7,657,092	7,160,470
Freddie Mac Gold Pool 3.5% 2/1/2045	15,370	14,297
Freddie Mac Gold Pool 3.5% 2/1/2048	905,288	835,282
Freddie Mac Gold Pool 3.5% 2/1/2048	304,268	281,119
Freddie Mac Gold Pool 3.5% 2/1/2048	503,977	466,452
Freddie Mac Gold Pool 3.5% 2/1/2052	5,925,440	5,400,919
Freddie Mac Gold Pool 3.5% 2/1/2052	6,358,788	5,819,752
Freddie Mac Gold Pool 3.5% 2/1/2055	999,901	907,249
Freddie Mac Gold Pool 3.5% 3/1/2032	1,259,984	1,231,069
Freddie Mac Gold Pool 3.5% 3/1/2045	403,072	374,925
Freddie Mac Gold Pool 3.5% 3/1/2045	32,314	30,057
Freddie Mac Gold Pool 3.5% 3/1/2045	74,302	69,113
Freddie Mac Gold Pool 3.5% 3/1/2045	105,282	97,930
Freddie Mac Gold Pool 3.5% 3/1/2046	6,985,583	6,502,144
Freddie Mac Gold Pool 3.5% 3/1/2046	7,185	6,677
Freddie Mac Gold Pool 3.5% 3/1/2048	355,417	327,933
Freddie Mac Gold Pool 3.5% 3/1/2052	10,302,358	9,403,269
Freddie Mac Gold Pool 3.5% 3/1/2052	5,116,418	4,681,099
Freddie Mac Gold Pool 3.5% 3/1/2052	11,119,985	10,160,940
Freddie Mac Gold Pool 3.5% 3/1/2052	999,901	907,639
Freddie Mac Gold Pool 3.5% 3/1/2052	999,901	907,640
Freddie Mac Gold Pool 3.5% 3/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 3/1/2055	999,900	907,248
Freddie Mac Gold Pool 3.5% 4/1/2033	3,536,790	3,459,114
Freddie Mac Gold Pool 3.5% 4/1/2034	3,976,595	3,886,775
Freddie Mac Gold Pool 3.5% 4/1/2040	130,612	122,267
Freddie Mac Gold Pool 3.5% 4/1/2042	1,418,836	1,333,051
Freddie Mac Gold Pool 3.5% 4/1/2042	12,429	11,660
Freddie Mac Gold Pool 3.5% 4/1/2043	83,895	78,471
Freddie Mac Gold Pool 3.5% 4/1/2043	234,047	218,708
Freddie Mac Gold Pool 3.5% 4/1/2046	27,217	25,291
Freddie Mac Gold Pool 3.5% 4/1/2046	417,349	387,553
Freddie Mac Gold Pool 3.5% 4/1/2046	298,282	277,173
Freddie Mac Gold Pool 3.5% 4/1/2047	5,955,946	5,443,614
Freddie Mac Gold Pool 3.5% 4/1/2048	217,506	201,311
Freddie Mac Gold Pool 3.5% 4/1/2052	1,337,086	1,224,158
Freddie Mac Gold Pool 3.5% 4/1/2052	15,227,437	13,965,155
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 4/1/2052	255,820	232,376
Freddie Mac Gold Pool 3.5% 4/1/2052	8,169,207	7,527,759
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 4/1/2052	1,683,483	1,536,565
Freddie Mac Gold Pool 3.5% 4/1/2052	138,999	126,260
Freddie Mac Gold Pool 3.5% 4/1/2052	999,901	907,640
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 5/1/2032	203,125	199,934
Freddie Mac Gold Pool 3.5% 5/1/2034	242,908	235,926
Freddie Mac Gold Pool 3.5% 5/1/2040	44,701	41,845
Freddie Mac Gold Pool 3.5% 5/1/2040	270,424	253,146
Freddie Mac Gold Pool 3.5% 5/1/2045	814,237	757,124
Freddie Mac Gold Pool 3.5% 5/1/2045	4,354	4,049
Freddie Mac Gold Pool 3.5% 5/1/2045	43,308	40,284
Freddie Mac Gold Pool 3.5% 5/1/2045	10,688	9,942
Freddie Mac Gold Pool 3.5% 5/1/2045	23,513	21,871
Freddie Mac Gold Pool 3.5% 5/1/2046	3,060,570	2,845,893
Freddie Mac Gold Pool 3.5% 5/1/2046	100,203	93,112
Freddie Mac Gold Pool 3.5% 5/1/2046	9,616	8,936
Freddie Mac Gold Pool 3.5% 5/1/2046	24,440	22,695
Freddie Mac Gold Pool 3.5% 5/1/2046	7,213	6,691
Freddie Mac Gold Pool 3.5% 5/1/2047	3,979,770	3,633,698
Freddie Mac Gold Pool 3.5% 5/1/2047	6,729,877	6,144,663
Freddie Mac Gold Pool 3.5% 5/1/2049	71,773	65,891
Freddie Mac Gold Pool 3.5% 5/1/2051	470,927	430,418
Freddie Mac Gold Pool 3.5% 5/1/2052	16,762,821	15,331,357
Freddie Mac Gold Pool 3.5% 5/1/2052	13,728,764	12,564,974
Freddie Mac Gold Pool 3.5% 5/1/2052	473,045	431,614
Freddie Mac Gold Pool 3.5% 6/1/2032	953,475	930,997
Freddie Mac Gold Pool 3.5% 6/1/2040	234,045	219,091
Freddie Mac Gold Pool 3.5% 6/1/2042	6,035	5,656
Freddie Mac Gold Pool 3.5% 6/1/2045	985,608	916,475
Freddie Mac Gold Pool 3.5% 6/1/2045	155,346	144,449
Freddie Mac Gold Pool 3.5% 6/1/2045	1,367,447	1,271,958
Freddie Mac Gold Pool 3.5% 6/1/2045	74,736	69,564
Freddie Mac Gold Pool 3.5% 6/1/2045	17,935	16,682
Freddie Mac Gold Pool 3.5% 6/1/2048	207,559	191,379
Freddie Mac Gold Pool 3.5% 6/1/2049	179,416	165,833
Freddie Mac Gold Pool 3.5% 6/1/2052	23,959	21,786
Freddie Mac Gold Pool 3.5% 6/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 6/1/2052	186,843	170,478
Freddie Mac Gold Pool 3.5% 7/1/2032	81,063	79,135
Freddie Mac Gold Pool 3.5% 7/1/2032	302,992	295,916
Freddie Mac Gold Pool 3.5% 7/1/2040	33,626	31,477
Freddie Mac Gold Pool 3.5% 7/1/2042	68,455	64,385
Freddie Mac Gold Pool 3.5% 7/1/2042	4,740,433	4,433,460
Freddie Mac Gold Pool 3.5% 7/1/2046	31,941	29,631
Freddie Mac Gold Pool 3.5% 7/1/2046	12,771	11,863
Freddie Mac Gold Pool 3.5% 7/1/2047	3,039,668	2,830,440
Freddie Mac Gold Pool 3.5% 7/1/2051	4,977,196	4,547,501
Freddie Mac Gold Pool 3.5% 7/1/2052	1,219,633	1,112,814
Freddie Mac Gold Pool 3.5% 7/1/2052	24,357	22,147
Freddie Mac Gold Pool 3.5% 7/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 8/1/2034	407,572	395,692
Freddie Mac Gold Pool 3.5% 8/1/2038	97,202	92,607
Freddie Mac Gold Pool 3.5% 8/1/2040	153,024	143,152
Freddie Mac Gold Pool 3.5% 8/1/2042	129,683	121,405
Freddie Mac Gold Pool 3.5% 8/1/2042	894,781	838,075
Freddie Mac Gold Pool 3.5% 8/1/2047	547,739	509,694
Freddie Mac Gold Pool 3.5% 8/1/2047	4,621,746	4,303,619
Freddie Mac Gold Pool 3.5% 8/1/2047	363,316	338,308
Freddie Mac Gold Pool 3.5% 8/1/2048	154,808	142,643
Freddie Mac Gold Pool 3.5% 8/1/2048	64,015	58,964
Freddie Mac Gold Pool 3.5% 8/1/2049	18,919,707	17,440,040
Freddie Mac Gold Pool 3.5% 8/1/2051	1,866,243	1,710,957
Freddie Mac Gold Pool 3.5% 8/1/2052	575,291	522,389
Freddie Mac Gold Pool 3.5% 8/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 8/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 9/1/2040	115,258	107,138
Freddie Mac Gold Pool 3.5% 9/1/2042	1,744	1,630
Freddie Mac Gold Pool 3.5% 9/1/2042	10,990,978	10,273,877
Freddie Mac Gold Pool 3.5% 9/1/2042	6,063,456	5,665,229
Freddie Mac Gold Pool 3.5% 9/1/2043	92,923	86,892
Freddie Mac Gold Pool 3.5% 9/1/2046	388,670	360,557
Freddie Mac Gold Pool 3.5% 9/1/2046	3,482,493	3,239,310
Freddie Mac Gold Pool 3.5% 9/1/2047	102,758	95,620
Freddie Mac Gold Pool 3.5% 9/1/2047	85,304	79,379
Freddie Mac Gold Pool 3.5% 9/1/2048	145,257	133,797
Freddie Mac Gold Pool 3.5% 9/1/2048	1,186,441	1,092,098
Freddie Mac Gold Pool 3.5% 9/1/2048	181,529	167,208
Freddie Mac Gold Pool 3.5% 9/1/2052	1,822,948	1,663,289
Freddie Mac Gold Pool 3.5% 9/1/2052	1,149,886	1,043,427
Freddie Mac Gold Pool 3.5% 9/1/2052	274,973	249,516
Freddie Mac Gold Pool 4% 1/1/2036	670,714	661,477
Freddie Mac Gold Pool 4% 1/1/2039	126,201	123,043
Freddie Mac Gold Pool 4% 1/1/2041	47,918	46,426
Freddie Mac Gold Pool 4% 1/1/2041	23,700	23,018
Freddie Mac Gold Pool 4% 1/1/2041	5,623	5,441
Freddie Mac Gold Pool 4% 1/1/2042	22,263	21,526
Freddie Mac Gold Pool 4% 1/1/2043	12,030	11,592
Freddie Mac Gold Pool 4% 1/1/2044	36,522	35,133
Freddie Mac Gold Pool 4% 1/1/2044	27,877	26,849
Freddie Mac Gold Pool 4% 1/1/2049	26,412	25,084
Freddie Mac Gold Pool 4% 10/1/2041	376,378	364,199
Freddie Mac Gold Pool 4% 10/1/2041	47,125	45,603
Freddie Mac Gold Pool 4% 10/1/2041	35,213	34,086
Freddie Mac Gold Pool 4% 10/1/2042	9,360	9,102
Freddie Mac Gold Pool 4% 10/1/2042	6,329	6,099
Freddie Mac Gold Pool 4% 10/1/2042	17,831	17,229
Freddie Mac Gold Pool 4% 10/1/2043	12,940	12,450
Freddie Mac Gold Pool 4% 10/1/2043	102,848	99,063
Freddie Mac Gold Pool 4% 10/1/2043	36,344	34,963
Freddie Mac Gold Pool 4% 10/1/2043	12,218	11,791
Freddie Mac Gold Pool 4% 10/1/2044	59,806	57,464
Freddie Mac Gold Pool 4% 10/1/2045	27,904	26,796
Freddie Mac Gold Pool 4% 10/1/2048	1,281,622	1,217,985
Freddie Mac Gold Pool 4% 10/1/2052	991,726	942,251
Freddie Mac Gold Pool 4% 11/1/2040	90,295	87,439
Freddie Mac Gold Pool 4% 11/1/2041	63,211	61,114
Freddie Mac Gold Pool 4% 11/1/2041	13,133	12,746
Freddie Mac Gold Pool 4% 11/1/2041	2,662	2,576
Freddie Mac Gold Pool 4% 11/1/2042	41,088	39,688
Freddie Mac Gold Pool 4% 11/1/2042	81,134	78,391
Freddie Mac Gold Pool 4% 11/1/2042	69,502	67,038
Freddie Mac Gold Pool 4% 11/1/2042	23,726	22,869
Freddie Mac Gold Pool 4% 11/1/2042	2,505	2,448
Freddie Mac Gold Pool 4% 11/1/2042	722,740	698,934
Freddie Mac Gold Pool 4% 11/1/2042	794,704	769,238
Freddie Mac Gold Pool 4% 11/1/2043	31,831	30,711
Freddie Mac Gold Pool 4% 11/1/2047	1,586,704	1,513,308
Freddie Mac Gold Pool 4% 11/1/2048	252,946	240,702
Freddie Mac Gold Pool 4% 11/1/2051	134,806	128,628
Freddie Mac Gold Pool 4% 12/1/2033	788,667	775,791
Freddie Mac Gold Pool 4% 12/1/2040	4,799	4,651
Freddie Mac Gold Pool 4% 12/1/2040	13,466	13,067
Freddie Mac Gold Pool 4% 12/1/2042	20,255	19,638
Freddie Mac Gold Pool 4% 12/1/2042	34,279	33,079
Freddie Mac Gold Pool 4% 12/1/2042	4,081,730	3,948,769
Freddie Mac Gold Pool 4% 12/1/2045	6,515	6,260
Freddie Mac Gold Pool 4% 12/1/2045	1,821,104	1,757,346
Freddie Mac Gold Pool 4% 12/1/2047	12,633,100	12,048,734
Freddie Mac Gold Pool 4% 12/1/2047	863,510	823,567
Freddie Mac Gold Pool 4% 12/1/2048	216,958	206,049
Freddie Mac Gold Pool 4% 2/1/2041	163,129	158,083
Freddie Mac Gold Pool 4% 2/1/2041	6,098	5,900
Freddie Mac Gold Pool 4% 2/1/2042	31,534	30,526
Freddie Mac Gold Pool 4% 2/1/2042	171,093	165,353
Freddie Mac Gold Pool 4% 2/1/2043	61,434	59,239
Freddie Mac Gold Pool 4% 2/1/2043	39,151	37,738
Freddie Mac Gold Pool 4% 2/1/2043	46,675	44,985
Freddie Mac Gold Pool 4% 2/1/2043	20,036	19,298
Freddie Mac Gold Pool 4% 2/1/2044	19,305	18,559
Freddie Mac Gold Pool 4% 2/1/2044	36,671	35,319
Freddie Mac Gold Pool 4% 2/1/2044	20,144	19,437
Freddie Mac Gold Pool 4% 2/1/2045	572,647	551,280
Freddie Mac Gold Pool 4% 2/1/2046	191,661	184,468
Freddie Mac Gold Pool 4% 2/1/2048	564,634	539,046
Freddie Mac Gold Pool 4% 2/1/2048	37,225	35,561
Freddie Mac Gold Pool 4% 2/1/2052	48,773	46,538
Freddie Mac Gold Pool 4% 2/1/2052	584,111	551,320
Freddie Mac Gold Pool 4% 2/1/2052	80,905	77,198
Freddie Mac Gold Pool 4% 2/1/2053	4,510,581	4,277,099
Freddie Mac Gold Pool 4% 2/1/2053	18,531,224	17,571,992
Freddie Mac Gold Pool 4% 3/1/2042	41,885	40,539
Freddie Mac Gold Pool 4% 3/1/2042	37,522	36,265
Freddie Mac Gold Pool 4% 3/1/2042	6,697	6,457
Freddie Mac Gold Pool 4% 3/1/2043	12,285	11,835
Freddie Mac Gold Pool 4% 3/1/2043	28,057	27,134
Freddie Mac Gold Pool 4% 3/1/2044	42,626	41,009
Freddie Mac Gold Pool 4% 3/1/2049	3,712,353	3,525,701
Freddie Mac Gold Pool 4% 3/1/2053	539,396	506,208
Freddie Mac Gold Pool 4% 4/1/2040	849	829
Freddie Mac Gold Pool 4% 4/1/2042	11,970	11,557
Freddie Mac Gold Pool 4% 4/1/2042	9,030	8,754
Freddie Mac Gold Pool 4% 4/1/2042	11,473	11,132
Freddie Mac Gold Pool 4% 4/1/2042	12,393	11,950
Freddie Mac Gold Pool 4% 4/1/2042	523,713	506,084
Freddie Mac Gold Pool 4% 4/1/2042	331,242	320,397
Freddie Mac Gold Pool 4% 4/1/2043	12,506	12,158
Freddie Mac Gold Pool 4% 4/1/2043	32,502	31,389
Freddie Mac Gold Pool 4% 4/1/2043	639,095	617,389
Freddie Mac Gold Pool 4% 4/1/2046	183,998	176,234
Freddie Mac Gold Pool 4% 4/1/2048	8,338	7,955
Freddie Mac Gold Pool 4% 4/1/2048	88,139	84,090
Freddie Mac Gold Pool 4% 4/1/2048	185,288	176,775
Freddie Mac Gold Pool 4% 4/1/2048	30,591	29,185
Freddie Mac Gold Pool 4% 4/1/2048	141,226	134,738
Freddie Mac Gold Pool 4% 4/1/2052	147,794	140,975
Freddie Mac Gold Pool 4% 4/1/2052	102,018	97,311
Freddie Mac Gold Pool 4% 5/1/2033	415,440	408,657
Freddie Mac Gold Pool 4% 5/1/2038	5,588,340	5,462,481
Freddie Mac Gold Pool 4% 5/1/2042	61,225	59,283
Freddie Mac Gold Pool 4% 5/1/2043	14,381	13,844
Freddie Mac Gold Pool 4% 5/1/2043	14,575	14,030
Freddie Mac Gold Pool 4% 5/1/2043	42,334	40,785
Freddie Mac Gold Pool 4% 5/1/2043	13,124	12,636
Freddie Mac Gold Pool 4% 5/1/2043	4,325	4,168
Freddie Mac Gold Pool 4% 5/1/2045	62,914	60,535
Freddie Mac Gold Pool 4% 5/1/2045	1,381,175	1,336,710
Freddie Mac Gold Pool 4% 5/1/2048	1,049,852	1,002,930
Freddie Mac Gold Pool 4% 5/1/2050	1,964,318	1,861,258
Freddie Mac Gold Pool 4% 5/1/2052	1,818,186	1,713,844
Freddie Mac Gold Pool 4% 6/1/2038	64,088	62,644
Freddie Mac Gold Pool 4% 6/1/2038	47,856	46,778
Freddie Mac Gold Pool 4% 6/1/2041	15,926	15,399
Freddie Mac Gold Pool 4% 6/1/2041	2,889	2,837
Freddie Mac Gold Pool 4% 6/1/2043	22,011	21,197
Freddie Mac Gold Pool 4% 6/1/2043	37,115	35,917
Freddie Mac Gold Pool 4% 6/1/2045	48,344	46,470
Freddie Mac Gold Pool 4% 6/1/2047	236,535	226,407
Freddie Mac Gold Pool 4% 6/1/2047	3,125,602	2,991,766
Freddie Mac Gold Pool 4% 6/1/2047	597,416	569,806
Freddie Mac Gold Pool 4% 6/1/2048	2,464,005	2,341,659
Freddie Mac Gold Pool 4% 6/1/2052	89,840	85,695
Freddie Mac Gold Pool 4% 7/1/2041	3,471	3,355
Freddie Mac Gold Pool 4% 7/1/2042	720,935	696,115
Freddie Mac Gold Pool 4% 7/1/2043	35,986	34,738
Freddie Mac Gold Pool 4% 7/1/2043	7,846	7,553
Freddie Mac Gold Pool 4% 7/1/2043	88,961	85,702
Freddie Mac Gold Pool 4% 7/1/2043	75,952	73,329
Freddie Mac Gold Pool 4% 7/1/2043	38,826	37,408
Freddie Mac Gold Pool 4% 7/1/2043	20,659	19,884
Freddie Mac Gold Pool 4% 7/1/2043	23,803	22,915
Freddie Mac Gold Pool 4% 7/1/2044	974,902	943,941
Freddie Mac Gold Pool 4% 7/1/2045	182,622	175,545
Freddie Mac Gold Pool 4% 7/1/2052	126,736	120,889
Freddie Mac Gold Pool 4% 8/1/2038	275,179	268,294
Freddie Mac Gold Pool 4% 8/1/2038	397,613	387,664
Freddie Mac Gold Pool 4% 8/1/2043	39,810	38,342
Freddie Mac Gold Pool 4% 8/1/2043	27,157	26,278
Freddie Mac Gold Pool 4% 8/1/2043	38,959	37,660
Freddie Mac Gold Pool 4% 8/1/2043	7,131	6,864
Freddie Mac Gold Pool 4% 8/1/2044	9,888	9,552
Freddie Mac Gold Pool 4% 8/1/2044	9,608	9,244
Freddie Mac Gold Pool 4% 8/1/2048	1,092,914	1,038,647
Freddie Mac Gold Pool 4% 8/1/2052	60,999	58,141
Freddie Mac Gold Pool 4% 9/1/2041	51,068	49,419
Freddie Mac Gold Pool 4% 9/1/2041	16,718	16,178
Freddie Mac Gold Pool 4% 9/1/2041	9,648	9,357
Freddie Mac Gold Pool 4% 9/1/2041	15,152	14,649
Freddie Mac Gold Pool 4% 9/1/2042	51,615	50,028
Freddie Mac Gold Pool 4% 9/1/2042	5,313,647	5,135,616
Freddie Mac Gold Pool 4% 9/1/2043	47,748	45,978
Freddie Mac Gold Pool 4% 9/1/2043	63,568	61,290
Freddie Mac Gold Pool 4% 9/1/2043	56,967	54,904
Freddie Mac Gold Pool 4% 9/1/2043	32,839	31,661
Freddie Mac Gold Pool 4% 9/1/2043	49,562	47,701
Freddie Mac Gold Pool 4% 9/1/2043	55,301	53,335
Freddie Mac Gold Pool 4% 9/1/2043	7,684	7,428
Freddie Mac Gold Pool 4% 9/1/2043	17,403	16,741
Freddie Mac Gold Pool 4% 9/1/2044	42,007	40,438
Freddie Mac Gold Pool 4% 9/1/2048	261,181	248,703
Freddie Mac Gold Pool 4% 9/1/2048	1,431,031	1,362,658
Freddie Mac Gold Pool 4% 9/1/2051	151,997	145,032
Freddie Mac Gold Pool 4.5% 1/1/2040	15,996	15,883
Freddie Mac Gold Pool 4.5% 1/1/2041	9,705	9,638
Freddie Mac Gold Pool 4.5% 1/1/2041	14,403	14,295
Freddie Mac Gold Pool 4.5% 1/1/2042	479,649	475,924
Freddie Mac Gold Pool 4.5% 1/1/2045	16,527	16,348
Freddie Mac Gold Pool 4.5% 1/1/2047	43,711	42,991
Freddie Mac Gold Pool 4.5% 10/1/2035	1,170	1,164
Freddie Mac Gold Pool 4.5% 10/1/2039	204,813	203,350
Freddie Mac Gold Pool 4.5% 10/1/2039	1,840	1,827
Freddie Mac Gold Pool 4.5% 10/1/2039	48,512	48,156
Freddie Mac Gold Pool 4.5% 10/1/2039	9,035	8,971
Freddie Mac Gold Pool 4.5% 10/1/2040	31,795	31,524
Freddie Mac Gold Pool 4.5% 10/1/2040	48,248	47,870
Freddie Mac Gold Pool 4.5% 10/1/2041	128,778	127,637
Freddie Mac Gold Pool 4.5% 10/1/2043	24,050	23,751
Freddie Mac Gold Pool 4.5% 10/1/2048	89,546	87,707
Freddie Mac Gold Pool 4.5% 10/1/2048	39,396	38,784
Freddie Mac Gold Pool 4.5% 11/1/2031	3,941	3,925
Freddie Mac Gold Pool 4.5% 11/1/2039	1,318	1,308
Freddie Mac Gold Pool 4.5% 11/1/2039	759	754
Freddie Mac Gold Pool 4.5% 11/1/2040	2,259	2,241
Freddie Mac Gold Pool 4.5% 11/1/2040	23,731	23,548
Freddie Mac Gold Pool 4.5% 11/1/2044	5,029	4,975
Freddie Mac Gold Pool 4.5% 11/1/2044	126,071	124,702
Freddie Mac Gold Pool 4.5% 12/1/2039	1,088	1,080
Freddie Mac Gold Pool 4.5% 12/1/2039	381	378
Freddie Mac Gold Pool 4.5% 12/1/2040	17,929	17,773
Freddie Mac Gold Pool 4.5% 12/1/2040	13,586	13,467
Freddie Mac Gold Pool 4.5% 12/1/2040	905	897
Freddie Mac Gold Pool 4.5% 12/1/2044	5,026	4,971
Freddie Mac Gold Pool 4.5% 12/1/2044	28,536	28,226
Freddie Mac Gold Pool 4.5% 12/1/2045	87,673	87,059
Freddie Mac Gold Pool 4.5% 12/1/2046	44,294	43,564
Freddie Mac Gold Pool 4.5% 12/1/2048	1,737,267	1,702,117
Freddie Mac Gold Pool 4.5% 2/1/2037	1,154	1,147
Freddie Mac Gold Pool 4.5% 2/1/2040	3,151	3,128
Freddie Mac Gold Pool 4.5% 2/1/2041	20,466	20,309
Freddie Mac Gold Pool 4.5% 2/1/2041	9,380	9,298
Freddie Mac Gold Pool 4.5% 2/1/2041	17,305	17,177
Freddie Mac Gold Pool 4.5% 2/1/2041	11,158	11,078
Freddie Mac Gold Pool 4.5% 2/1/2041	17,992	17,850
Freddie Mac Gold Pool 4.5% 2/1/2041	8,629	8,565
Freddie Mac Gold Pool 4.5% 2/1/2041	69,503	68,981
Freddie Mac Gold Pool 4.5% 2/1/2041	21,261	21,072
Freddie Mac Gold Pool 4.5% 2/1/2041	20,650	20,463
Freddie Mac Gold Pool 4.5% 2/1/2044	11,757	11,640
Freddie Mac Gold Pool 4.5% 2/1/2047	160,537	157,891
Freddie Mac Gold Pool 4.5% 3/1/2041	3,614	3,586
Freddie Mac Gold Pool 4.5% 3/1/2041	83,663	83,019
Freddie Mac Gold Pool 4.5% 3/1/2041	16,493	16,354
Freddie Mac Gold Pool 4.5% 3/1/2041	17,249	17,116
Freddie Mac Gold Pool 4.5% 3/1/2041	180,304	178,895
Freddie Mac Gold Pool 4.5% 3/1/2041	23,617	23,432
Freddie Mac Gold Pool 4.5% 3/1/2042	1,914	1,900
Freddie Mac Gold Pool 4.5% 3/1/2044	9,601	9,506
Freddie Mac Gold Pool 4.5% 4/1/2041	233,195	231,355
Freddie Mac Gold Pool 4.5% 4/1/2041	2,688	2,664
Freddie Mac Gold Pool 4.5% 4/1/2041	1,292	1,281
Freddie Mac Gold Pool 4.5% 4/1/2041	27,362	27,113
Freddie Mac Gold Pool 4.5% 4/1/2041	23,767	23,564
Freddie Mac Gold Pool 4.5% 4/1/2048	397,116	388,837
Freddie Mac Gold Pool 4.5% 5/1/2035	7,610	7,569
Freddie Mac Gold Pool 4.5% 5/1/2039	69,179	68,710
Freddie Mac Gold Pool 4.5% 5/1/2039	15,481	15,373
Freddie Mac Gold Pool 4.5% 5/1/2039	1,309	1,300
Freddie Mac Gold Pool 4.5% 5/1/2040	2,432	2,414
Freddie Mac Gold Pool 4.5% 5/1/2041	29,348	29,081
Freddie Mac Gold Pool 4.5% 5/1/2041	29,605	29,347
Freddie Mac Gold Pool 4.5% 5/1/2041	10,281	10,200
Freddie Mac Gold Pool 4.5% 5/1/2045	142,013	140,293
Freddie Mac Gold Pool 4.5% 5/1/2047	405,328	398,140
Freddie Mac Gold Pool 4.5% 5/1/2047	131,071	128,746
Freddie Mac Gold Pool 4.5% 5/1/2047	302,563	297,198
Freddie Mac Gold Pool 4.5% 6/1/2025	94	94
Freddie Mac Gold Pool 4.5% 6/1/2038	9,638	9,586
Freddie Mac Gold Pool 4.5% 6/1/2039	3,336	3,313
Freddie Mac Gold Pool 4.5% 6/1/2040	5,178	5,140
Freddie Mac Gold Pool 4.5% 6/1/2041	33,409	33,167
Freddie Mac Gold Pool 4.5% 6/1/2041	19,707	19,565
Freddie Mac Gold Pool 4.5% 6/1/2041	19,904	19,724
Freddie Mac Gold Pool 4.5% 6/1/2041	8,232	8,177
Freddie Mac Gold Pool 4.5% 6/1/2041	12,290	12,181
Freddie Mac Gold Pool 4.5% 6/1/2041	2,023	2,006
Freddie Mac Gold Pool 4.5% 6/1/2041	7,904	7,836
Freddie Mac Gold Pool 4.5% 6/1/2047	98,810	97,274
Freddie Mac Gold Pool 4.5% 6/1/2047	579,872	569,590
Freddie Mac Gold Pool 4.5% 7/1/2025	2,327	2,324
Freddie Mac Gold Pool 4.5% 7/1/2040	32,903	32,666
Freddie Mac Gold Pool 4.5% 7/1/2040	14,338	14,216
Freddie Mac Gold Pool 4.5% 7/1/2040	12,977	12,879
Freddie Mac Gold Pool 4.5% 7/1/2041	9,571	9,495
Freddie Mac Gold Pool 4.5% 7/1/2041	509,587	504,599
Freddie Mac Gold Pool 4.5% 7/1/2044	2,893	2,863
Freddie Mac Gold Pool 4.5% 7/1/2047	243,379	238,835
Freddie Mac Gold Pool 4.5% 7/1/2047	76,989	75,768
Freddie Mac Gold Pool 4.5% 7/1/2047	171,718	169,264
Freddie Mac Gold Pool 4.5% 7/1/2049	9,512,152	9,328,690
Freddie Mac Gold Pool 4.5% 8/1/2033	3,946	3,928
Freddie Mac Gold Pool 4.5% 8/1/2035	1,054	1,049
Freddie Mac Gold Pool 4.5% 8/1/2040	26,203	26,007
Freddie Mac Gold Pool 4.5% 8/1/2040	7,025	6,970
Freddie Mac Gold Pool 4.5% 8/1/2040	1,198	1,189
Freddie Mac Gold Pool 4.5% 8/1/2040	1,807	1,793
Freddie Mac Gold Pool 4.5% 8/1/2041	11,454	11,352
Freddie Mac Gold Pool 4.5% 8/1/2041	13,510	13,405
Freddie Mac Gold Pool 4.5% 8/1/2041	9,232	9,162
Freddie Mac Gold Pool 4.5% 8/1/2041	476	472
Freddie Mac Gold Pool 4.5% 8/1/2041	86,225	85,502
Freddie Mac Gold Pool 4.5% 9/1/2039	52,504	52,170
Freddie Mac Gold Pool 4.5% 9/1/2039	729	724
Freddie Mac Gold Pool 4.5% 9/1/2039	4,967	4,932
Freddie Mac Gold Pool 4.5% 9/1/2040	22,153	21,986
Freddie Mac Gold Pool 4.5% 9/1/2041	85,737	85,017
Freddie Mac Gold Pool 4.5% 9/1/2041	11,468	11,381
Freddie Mac Gold Pool 4.5% 9/1/2041	114,581	113,685
Freddie Mac Gold Pool 4.5% 9/1/2041	2,361	2,343
Freddie Mac Gold Pool 4.5% 9/1/2041	202,527	201,053
Freddie Mac Gold Pool 5% 1/1/2035	92,982	94,054
Freddie Mac Gold Pool 5% 1/1/2037	4,150	4,204
Freddie Mac Gold Pool 5% 1/1/2040	43,264	43,880
Freddie Mac Gold Pool 5% 1/1/2041	2,512	2,547
Freddie Mac Gold Pool 5% 1/1/2053	12,329,681	12,248,188
Freddie Mac Gold Pool 5% 10/1/2033	382	386
Freddie Mac Gold Pool 5% 10/1/2033	10,061	10,179
Freddie Mac Gold Pool 5% 10/1/2033	7,233	7,315
Freddie Mac Gold Pool 5% 10/1/2052	19,453,114	19,373,172
Freddie Mac Gold Pool 5% 10/1/2054	218,783	215,355
Freddie Mac Gold Pool 5% 11/1/2033	22,939	23,191
Freddie Mac Gold Pool 5% 11/1/2035	5,729	5,804
Freddie Mac Gold Pool 5% 11/1/2037	512	519
Freddie Mac Gold Pool 5% 11/1/2040	5,340	5,416
Freddie Mac Gold Pool 5% 11/1/2052	29,684,599	29,562,611
Freddie Mac Gold Pool 5% 11/1/2052	8,651,343	8,634,715
Freddie Mac Gold Pool 5% 11/1/2053	469,037	462,859
Freddie Mac Gold Pool 5% 11/1/2054	24,467,535	24,084,080
Freddie Mac Gold Pool 5% 12/1/2033	1,291	1,306
Freddie Mac Gold Pool 5% 12/1/2033	3,919	3,965
Freddie Mac Gold Pool 5% 12/1/2033	6,686	6,766
Freddie Mac Gold Pool 5% 12/1/2034	9,176	9,287
Freddie Mac Gold Pool 5% 12/1/2035	15,885	16,096
Freddie Mac Gold Pool 5% 12/1/2052 (v)	20,665,554	20,580,629
Freddie Mac Gold Pool 5% 12/1/2052	3,625,619	3,609,586
Freddie Mac Gold Pool 5% 12/1/2052	3,290,528	3,269,808
Freddie Mac Gold Pool 5% 12/1/2052	3,552,836	3,530,464
Freddie Mac Gold Pool 5% 12/1/2054	1,557,927	1,533,511
Freddie Mac Gold Pool 5% 2/1/2035	9,366	9,465
Freddie Mac Gold Pool 5% 2/1/2040	8,074	8,187
Freddie Mac Gold Pool 5% 2/1/2041	6,055	6,141
Freddie Mac Gold Pool 5% 2/1/2041	5,682	5,763
Freddie Mac Gold Pool 5% 3/1/2041	17,395	17,641
Freddie Mac Gold Pool 5% 3/1/2041	11,678	11,841
Freddie Mac Gold Pool 5% 3/1/2041	1,791	1,801
Freddie Mac Gold Pool 5% 4/1/2034	3,320	3,360
Freddie Mac Gold Pool 5% 4/1/2035	24,297	24,579
Freddie Mac Gold Pool 5% 4/1/2035	6,154	6,232
Freddie Mac Gold Pool 5% 4/1/2035	8,169	8,274
Freddie Mac Gold Pool 5% 4/1/2036	58,908	59,670
Freddie Mac Gold Pool 5% 4/1/2040	51,451	52,162
Freddie Mac Gold Pool 5% 4/1/2041	2,534	2,568
Freddie Mac Gold Pool 5% 5/1/2034	2,103	2,127
Freddie Mac Gold Pool 5% 5/1/2034	4,026	4,073
Freddie Mac Gold Pool 5% 5/1/2034	333	337
Freddie Mac Gold Pool 5% 5/1/2034	2,777	2,809
Freddie Mac Gold Pool 5% 5/1/2035	816	826
Freddie Mac Gold Pool 5% 5/1/2035	23,178	23,472
Freddie Mac Gold Pool 5% 5/1/2040	7,188	7,289
Freddie Mac Gold Pool 5% 5/1/2041	10,254	10,395
Freddie Mac Gold Pool 5% 5/1/2052	599,109	599,830
Freddie Mac Gold Pool 5% 5/1/2052	7,201,674	7,167,578
Freddie Mac Gold Pool 5% 6/1/2035	4,337	4,390
Freddie Mac Gold Pool 5% 6/1/2035	1,948	1,973
Freddie Mac Gold Pool 5% 6/1/2038	1,190	1,206
Freddie Mac Gold Pool 5% 6/1/2038	1,580	1,602
Freddie Mac Gold Pool 5% 6/1/2040	32,552	32,998
Freddie Mac Gold Pool 5% 6/1/2040	25,877	26,233
Freddie Mac Gold Pool 5% 6/1/2041	838,784	850,565
Freddie Mac Gold Pool 5% 6/1/2041	12,590	12,763
Freddie Mac Gold Pool 5% 6/1/2052	1,824,303	1,826,498
Freddie Mac Gold Pool 5% 6/1/2052	9,226,590	9,182,907
Freddie Mac Gold Pool 5% 6/1/2052	3,930,714	3,926,844
Freddie Mac Gold Pool 5% 6/1/2053	29,045	28,680
Freddie Mac Gold Pool 5% 7/1/2033	1,497	1,500
Freddie Mac Gold Pool 5% 7/1/2035	150,331	152,173
Freddie Mac Gold Pool 5% 7/1/2035	21,129	21,401
Freddie Mac Gold Pool 5% 7/1/2035	119	121
Freddie Mac Gold Pool 5% 7/1/2035	339	343
Freddie Mac Gold Pool 5% 7/1/2035	1,070	1,084
Freddie Mac Gold Pool 5% 7/1/2040	6,088	6,172
Freddie Mac Gold Pool 5% 7/1/2041	14,754	14,957
Freddie Mac Gold Pool 5% 7/1/2041	13,626	13,813
Freddie Mac Gold Pool 5% 7/1/2041	4,546	4,603
Freddie Mac Gold Pool 5% 7/1/2041	6,927	7,000
Freddie Mac Gold Pool 5% 7/1/2041	8,545	8,663
Freddie Mac Gold Pool 5% 7/1/2041	8,013	8,123
Freddie Mac Gold Pool 5% 7/1/2041	5,241	5,315
Freddie Mac Gold Pool 5% 8/1/2033	831	840
Freddie Mac Gold Pool 5% 8/1/2033	2,723	2,754
Freddie Mac Gold Pool 5% 8/1/2034	36,422	36,854
Freddie Mac Gold Pool 5% 8/1/2035	2,974	3,009
Freddie Mac Gold Pool 5% 8/1/2035	404	410
Freddie Mac Gold Pool 5% 8/1/2036	818	828
Freddie Mac Gold Pool 5% 8/1/2036	13,456	13,626
Freddie Mac Gold Pool 5% 8/1/2040	28,150	28,543
Freddie Mac Gold Pool 5% 8/1/2040	1,457	1,477
Freddie Mac Gold Pool 5% 9/1/2033	8,836	8,935
Freddie Mac Gold Pool 5% 9/1/2035	18,818	19,055
Freddie Mac Gold Pool 5% 9/1/2035	90	92
Freddie Mac Gold Pool 5% 9/1/2035	843	853
Freddie Mac Gold Pool 5% 9/1/2052	2,316,088	2,293,180
Freddie Mac Gold Pool 5% 9/1/2052	7,308,887	7,283,420
Freddie Mac Gold Pool 5% 9/1/2054	1,996,001	1,971,581
Freddie Mac Gold Pool 5.5% 1/1/2055	38,306,652	38,978,363
Freddie Mac Gold Pool 5.5% 10/1/2054	649,606	650,847
Freddie Mac Gold Pool 5.5% 10/1/2054	19,559,211	19,761,602
Freddie Mac Gold Pool 5.5% 11/1/2054	18,394,594	18,682,655
Freddie Mac Gold Pool 5.5% 12/1/2054	6,912,548	6,925,752
Freddie Mac Gold Pool 5.5% 2/1/2054	3,034,397	3,047,779
Freddie Mac Gold Pool 5.5% 2/1/2054	3,268,556	3,280,928
Freddie Mac Gold Pool 5.5% 3/1/2034	51,315	52,923
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(v)(x)	61,391,018	62,429,146
Freddie Mac Gold Pool 5.5% 5/1/2034	366,935	377,635
Freddie Mac Gold Pool 5.5% 5/1/2053	18,205,956	18,400,033
Freddie Mac Gold Pool 5.5% 7/1/2035	32,418	33,419
Freddie Mac Gold Pool 5.5% 9/1/2052	23,891,094	24,175,639
Freddie Mac Gold Pool 5.5% 9/1/2053	22,216,885	22,509,261
Freddie Mac Gold Pool 5.5% 9/1/2054	4,749,835	4,804,922
Freddie Mac Gold Pool 6% 1/1/2029	123	126
Freddie Mac Gold Pool 6% 1/1/2032	2,065	2,139
Freddie Mac Gold Pool 6% 1/1/2032	1,330	1,377
Freddie Mac Gold Pool 6% 10/1/2032	1,137	1,181
Freddie Mac Gold Pool 6% 10/1/2034	2,478	2,560
Freddie Mac Gold Pool 6% 10/1/2054	18,990,714	19,643,797
Freddie Mac Gold Pool 6% 11/1/2028	156	159
Freddie Mac Gold Pool 6% 11/1/2029	106	108
Freddie Mac Gold Pool 6% 11/1/2031	1,535	1,590
Freddie Mac Gold Pool 6% 11/1/2032	11,472	11,888
Freddie Mac Gold Pool 6% 11/1/2052	1,386,344	1,417,990
Freddie Mac Gold Pool 6% 11/1/2053	5,453,383	5,596,614
Freddie Mac Gold Pool 6% 12/1/2032	608	631
Freddie Mac Gold Pool 6% 12/1/2037	7,652	8,062
Freddie Mac Gold Pool 6% 12/1/2037	29,369	30,964
Freddie Mac Gold Pool 6% 2/1/2029	71	73
Freddie Mac Gold Pool 6% 2/1/2029	6	6
Freddie Mac Gold Pool 6% 2/1/2029	68	69
Freddie Mac Gold Pool 6% 2/1/2029	119	121
Freddie Mac Gold Pool 6% 2/1/2029	46	47
Freddie Mac Gold Pool 6% 3/1/2029	99	102
Freddie Mac Gold Pool 6% 4/1/2029	47	47
Freddie Mac Gold Pool 6% 4/1/2031	1,077	1,113
Freddie Mac Gold Pool 6% 4/1/2032	3,154	3,270
Freddie Mac Gold Pool 6% 4/1/2033	3,874	4,020
Freddie Mac Gold Pool 6% 4/1/2054	54,830,713	56,579,243
Freddie Mac Gold Pool 6% 5/1/2029	46	47
Freddie Mac Gold Pool 6% 5/1/2029	241	245
Freddie Mac Gold Pool 6% 5/1/2029	48	49
Freddie Mac Gold Pool 6% 5/1/2033	30,281	31,282
Freddie Mac Gold Pool 6% 5/1/2054	31,302,247	32,339,591
Freddie Mac Gold Pool 6% 6/1/2029	208	212
Freddie Mac Gold Pool 6% 6/1/2029	537	548
Freddie Mac Gold Pool 6% 6/1/2029	100	102
Freddie Mac Gold Pool 6% 6/1/2031	359	372
Freddie Mac Gold Pool 6% 6/1/2054	46,070	47,050
Freddie Mac Gold Pool 6% 7/1/2029	169	173
Freddie Mac Gold Pool 6% 7/1/2029	54	55
Freddie Mac Gold Pool 6% 7/1/2029	90	92
Freddie Mac Gold Pool 6% 7/1/2032	2,757	2,853
Freddie Mac Gold Pool 6% 7/1/2033	3,874	4,032
Freddie Mac Gold Pool 6% 7/1/2037	2,344	2,471
Freddie Mac Gold Pool 6% 7/1/2039	73,192,048	75,090,466
Freddie Mac Gold Pool 6% 8/1/2037	26,028	27,376
Freddie Mac Gold Pool 6% 9/1/2033	25,138	26,132
Freddie Mac Gold Pool 6% 9/1/2036	9,786	10,297
Freddie Mac Gold Pool 6% 9/1/2054	23,153,781	23,827,026
Freddie Mac Gold Pool 6% 9/1/2054 (w)	39,349,131	40,800,704
Freddie Mac Gold Pool 6.5% 1/1/2032	17,644	18,394
Freddie Mac Gold Pool 6.5% 1/1/2054	28,722,879	30,009,084
Freddie Mac Gold Pool 6.5% 10/1/2032	10,679	11,160
Freddie Mac Gold Pool 6.5% 10/1/2053	6,938,591	7,242,795
Freddie Mac Gold Pool 6.5% 10/1/2053	6,748,528	7,048,617
Freddie Mac Gold Pool 6.5% 10/1/2053	521,945	541,566
Freddie Mac Gold Pool 6.5% 12/1/2054	554,856	572,637
Freddie Mac Gold Pool 6.5% 2/1/2037	861	908
Freddie Mac Gold Pool 6.5% 3/1/2032	417	435
Freddie Mac Gold Pool 6.5% 3/1/2032	228	238
Freddie Mac Gold Pool 6.5% 3/1/2036	83,583	87,099
Freddie Mac Gold Pool 6.5% 3/1/2037	750	798
Freddie Mac Gold Pool 6.5% 4/1/2032	207	216
Freddie Mac Gold Pool 6.5% 4/1/2032	1,028	1,071
Freddie Mac Gold Pool 6.5% 5/1/2031	471	490
Freddie Mac Gold Pool 6.5% 5/1/2033	5,603	5,797
Freddie Mac Gold Pool 6.5% 6/1/2054	35,131,169	36,718,058
Freddie Mac Gold Pool 6.5% 6/1/2054	20,068,583	21,094,246
Freddie Mac Gold Pool 6.5% 7/1/2032	214	223
Freddie Mac Gold Pool 6.5% 8/1/2032	3,223	3,360
Freddie Mac Gold Pool 6.5% 8/1/2032	2,003	2,090
Freddie Mac Gold Pool 6.5% 8/1/2032	2,163	2,259
Freddie Mac Gold Pool 6.5% 9/1/2039	105,759	112,540
Freddie Mac Gold Pool 6.5% 9/1/2053	4,049,322	4,226,854
Freddie Mac Gold Pool 6.5% 9/1/2053	4,222,888	4,412,318
Freddie Mac Gold Pool 6.5% 9/1/2054	23,385,406	24,595,201
Freddie Mac Gold Pool 7% 1/1/2036	4,881	5,142
Freddie Mac Gold Pool 7% 11/1/2026	195	197
Freddie Mac Gold Pool 7% 11/1/2034	7,840	8,260
Freddie Mac Gold Pool 7% 11/1/2034	8,303	8,801
Freddie Mac Gold Pool 7% 12/1/2026	1,078	1,090
Freddie Mac Gold Pool 7% 2/1/2027	99	100
Freddie Mac Gold Pool 7% 3/1/2026	446	448
Freddie Mac Gold Pool 7% 4/1/2032	2,769	2,900
Freddie Mac Gold Pool 7% 4/1/2032	1,159	1,223
Freddie Mac Gold Pool 7% 7/1/2026	148	149
Freddie Mac Gold Pool 7% 7/1/2029	13,442	14,081
Freddie Mac Gold Pool 7% 8/1/2026	1,635	1,650
Freddie Mac Gold Pool 7% 8/1/2034	917	980
Freddie Mac Gold Pool 7% 9/1/2026	1,876	1,895
Freddie Mac Gold Pool 7% 9/1/2035	20,253	21,383
Freddie Mac Gold Pool 7.5% 1/1/2027	50	51
Freddie Mac Gold Pool 7.5% 11/1/2029	195	204
Freddie Mac Gold Pool 7.5% 11/1/2030	96	101
Freddie Mac Gold Pool 7.5% 2/1/2032	14,810	15,751
Freddie Mac Gold Pool 7.5% 5/1/2031	122	128
Freddie Mac Gold Pool 7.5% 6/1/2027	75	77
Freddie Mac Gold Pool 7.5% 7/1/2034	6,540	6,838
Freddie Mac Gold Pool 7.5% 9/1/2030	41	43
Freddie Mac Gold Pool 7.5% 9/1/2030	605	640
Freddie Mac Gold Pool 7.5% 9/1/2030	21	21
Freddie Mac Gold Pool 7.5% 9/1/2031	417	442
Freddie Mac Gold Pool 8% 11/1/2031	333	346
Freddie Mac Gold Pool 8% 2/1/2030	37	38
Freddie Mac Gold Pool 8% 4/1/2032	45	47
Freddie Mac Gold Pool 8% 7/1/2025	2	1
Freddie Mac Gold Pool 8% 7/1/2030	295	307
Freddie Mac Gold Pool 8% 8/1/2030	10	11
Freddie Mac Gold Pool 8% 8/1/2030	694	718
Freddie Mac Gold Pool 8% 8/1/2030	24	25
Freddie Mac Gold Pool 8% 9/1/2030	20	21
Freddie Mac Gold Pool 8.5% 1/1/2028	6	5
Freddie Mac Gold Pool 8.5% 12/1/2027	10	10
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Gold Pool 8.5% 5/1/2027	14	15
Freddie Mac Gold Pool 8.5% 8/1/2026	26	26
Freddie Mac Gold Pool 8.5% 8/1/2027	365	373
Freddie Mac Gold Pool 8.5% 8/1/2027	26	26
Freddie Mac Gold Pool 8.5% 9/1/2026	15	15
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	14,545,314	14,990,977
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	3,440	3,476
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	14,051	14,226
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	14,275	14,534
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	111,089	113,957
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	42,500	43,597
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	25,038	25,643
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	7,394	7,574
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	1,063	1,091
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	4,528	4,654
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	8,452	8,701
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	5,779	5,938
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	8,117	8,334
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	2,340	2,402
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	15,308	15,740
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (b)(c)	2,752	2,808
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	6,187	6,363
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	115	117
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	6,297	6,456
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	11,640	12,003
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	11,433	11,544
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	19,773	20,022
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	33,811	34,361
Freddie Mac Non Gold Pool 3.5% 2/1/2055	500,000	453,670
Freddie Mac Non Gold Pool 4% 9/1/2040	4,216	4,089
Freddie Mac Non Gold Pool 5% 8/1/2053	7,788,713	7,705,592
Freddie Mac Non Gold Pool 5.5% 5/1/2053	8,398,381	8,506,280
Freddie Mac Non Gold Pool 5.5% 6/1/2053	4,210,763	4,259,598
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,857,133	5,923,231
Freddie Mac Non Gold Pool 5.5% 8/1/2053	9,176,563	9,280,121
Freddie Mac Non Gold Pool 5.5% 8/1/2053	9,423,901	9,544,975
Freddie Mac Non Gold Pool 5.5% 8/1/2053	27,547,039	27,900,953
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	7,126	7,123
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	12,600	12,792
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	8,496	8,641
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	13,762	14,050
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	1,090	1,123
Freddie Mac Non Gold Pool 6% 11/1/2054	14,928,641	15,376,719
Freddie Mac Non Gold Pool 6% 6/1/2053	11,588,604	11,940,053
Freddie Mac Non Gold Pool 6% 6/1/2053	9,751,692	10,038,291
Freddie Mac Non Gold Pool 6% 6/1/2053	11,660,731	11,977,928
Freddie Mac Non Gold Pool 6% 7/1/2053	9,885,614	10,176,148
Freddie Mac Non Gold Pool 6% 7/1/2053	11,197,491	11,537,079
Freddie Mac Non Gold Pool 6% 9/1/2053	10,210,551	10,485,109
Freddie Mac Non Gold Pool 6.5% 1/1/2055	11,872,068	12,412,972
Ginnie Mae I Pool 2% 11/20/2052	20,669	17,001
Ginnie Mae I Pool 2% 3/20/2053	1,934,581	1,589,148
Ginnie Mae I Pool 2% 5/20/2053	1,188,798	976,343
Ginnie Mae I Pool 2% 6/20/2053	1,602,399	1,316,028
Ginnie Mae I Pool 2% 8/20/2052	19,752	16,242
Ginnie Mae I Pool 2% 9/20/2052	120,855	99,379
Ginnie Mae I Pool 2.5% 1/20/2052	13,332,445	11,318,084
Ginnie Mae I Pool 2.5% 12/20/2051	10,009,593	8,497,271
Ginnie Mae I Pool 2.5% 12/20/2051	20,717,723	17,587,542
Ginnie Mae I Pool 2.5% 12/20/2051	10,824,469	9,189,031
Ginnie Mae I Pool 2.5% 8/20/2051	67,934,497	57,734,154
Ginnie Mae I Pool 2.5% 8/20/2051	8,417,676	7,153,764
Ginnie Mae I Pool 2.5% 8/20/2051	17,744,716	15,080,353
Ginnie Mae I Pool 2.5% 9/20/2051	28,606,989	24,311,659
Ginnie Mae I Pool 2.5% 9/20/2051	17,567,599	14,929,829
Ginnie Mae I Pool 3% 12/15/2042	167,694	151,464
Ginnie Mae I Pool 3% 12/20/2042	236,182	215,051
Ginnie Mae I Pool 3% 2/15/2045	73,607	65,903
Ginnie Mae I Pool 3% 2/15/2045	96,279	86,337
Ginnie Mae I Pool 3% 2/20/2050	1,545,438	1,374,822
Ginnie Mae I Pool 3% 2/20/2050	3,279,120	2,917,105
Ginnie Mae I Pool 3% 3/15/2045	139,080	125,311
Ginnie Mae I Pool 3% 3/20/2043	157,910	143,798
Ginnie Mae I Pool 3% 3/20/2043	66,184	60,310
Ginnie Mae I Pool 3% 4/15/2043	18,028	16,300
Ginnie Mae I Pool 3% 4/15/2043	19,001	17,111
Ginnie Mae I Pool 3% 4/15/2045	61,308	55,238
Ginnie Mae I Pool 3% 4/15/2045	4,373	3,940
Ginnie Mae I Pool 3% 5/15/2042	28,004	25,418
Ginnie Mae I Pool 3% 5/15/2043	4,876	4,400
Ginnie Mae I Pool 3% 5/15/2043	18,588	16,609
Ginnie Mae I Pool 3% 5/15/2043	5,433	4,890
Ginnie Mae I Pool 3% 5/15/2043	14,775	13,336
Ginnie Mae I Pool 3% 5/15/2043	13,489	12,204
Ginnie Mae I Pool 3% 5/15/2045	912	822
Ginnie Mae I Pool 3% 6/15/2042	8,060	7,300
Ginnie Mae I Pool 3% 6/15/2043	18,505	16,653
Ginnie Mae I Pool 3% 6/15/2043	23,910	21,741
Ginnie Mae I Pool 3% 6/15/2043	29,667	26,879
Ginnie Mae I Pool 3% 6/20/2042	37,268	34,083
Ginnie Mae I Pool 3.5% 1/15/2041	5,586	5,218
Ginnie Mae I Pool 3.5% 1/15/2042	796	741
Ginnie Mae I Pool 3.5% 1/15/2042	71,590	66,448
Ginnie Mae I Pool 3.5% 1/15/2042	56,443	52,436
Ginnie Mae I Pool 3.5% 1/15/2043	2,741	2,549
Ginnie Mae I Pool 3.5% 1/15/2043	82,549	76,708
Ginnie Mae I Pool 3.5% 1/20/2048	1,219,312	1,132,665
Ginnie Mae I Pool 3.5% 10/20/2054	107,511,715	98,662,180
Ginnie Mae I Pool 3.5% 11/15/2040	10,146	9,478
Ginnie Mae I Pool 3.5% 11/15/2042	188,242	174,962
Ginnie Mae I Pool 3.5% 12/15/2040	2,126	1,987
Ginnie Mae I Pool 3.5% 12/15/2041	63,628	59,126
Ginnie Mae I Pool 3.5% 12/15/2041	39,725	37,066
Ginnie Mae I Pool 3.5% 12/15/2041	71,788	66,770
Ginnie Mae I Pool 3.5% 12/15/2041	6,927	6,459
Ginnie Mae I Pool 3.5% 12/20/2049	78,607	72,013
Ginnie Mae I Pool 3.5% 12/20/2049	18,296	16,760
Ginnie Mae I Pool 3.5% 12/20/2049	60,908	56,180
Ginnie Mae I Pool 3.5% 12/20/2049	172,538	158,659
Ginnie Mae I Pool 3.5% 2/15/2042	3,447	3,211
Ginnie Mae I Pool 3.5% 2/15/2042	62,214	57,785
Ginnie Mae I Pool 3.5% 2/15/2042	49,044	45,542
Ginnie Mae I Pool 3.5% 2/15/2042	77,229	71,951
Ginnie Mae I Pool 3.5% 2/15/2042	27,334	25,467
Ginnie Mae I Pool 3.5% 2/15/2043	40,232	37,342
Ginnie Mae I Pool 3.5% 2/15/2043	364,525	339,371
Ginnie Mae I Pool 3.5% 2/15/2043	14,554	13,533
Ginnie Mae I Pool 3.5% 2/15/2044	52,383	48,390
Ginnie Mae I Pool 3.5% 2/20/2041	512,168	481,126
Ginnie Mae I Pool 3.5% 2/20/2043	114,204	106,318
Ginnie Mae I Pool 3.5% 3/15/2042	1,980	1,840
Ginnie Mae I Pool 3.5% 3/15/2042	6,727	6,264
Ginnie Mae I Pool 3.5% 3/15/2042	6,511	6,056
Ginnie Mae I Pool 3.5% 3/15/2042	15,233	14,206
Ginnie Mae I Pool 3.5% 3/15/2043	2,761	2,564
Ginnie Mae I Pool 3.5% 3/15/2043	27,603	25,661
Ginnie Mae I Pool 3.5% 3/20/2043	50,845	47,323
Ginnie Mae I Pool 3.5% 4/15/2043	341,215	317,899
Ginnie Mae I Pool 3.5% 4/15/2043	56,145	51,997
Ginnie Mae I Pool 3.5% 5/15/2042	14,035	13,073
Ginnie Mae I Pool 3.5% 5/15/2042	19,612	18,276
Ginnie Mae I Pool 3.5% 5/15/2043	11,706	10,923
Ginnie Mae I Pool 3.5% 5/15/2043	13,145	12,188
Ginnie Mae I Pool 3.5% 5/15/2043	4,492	4,177
Ginnie Mae I Pool 3.5% 5/15/2043	10,939	10,165
Ginnie Mae I Pool 3.5% 5/20/2046	16,791	15,570
Ginnie Mae I Pool 3.5% 5/20/2046	23,932	22,216
Ginnie Mae I Pool 3.5% 5/20/2046	23,434	21,754
Ginnie Mae I Pool 3.5% 5/20/2046	31,638	29,370
Ginnie Mae I Pool 3.5% 5/20/2046	25,421	23,598
Ginnie Mae I Pool 3.5% 5/20/2046	48,086	44,639
Ginnie Mae I Pool 3.5% 6/15/2042	2,621	2,435
Ginnie Mae I Pool 3.5% 6/15/2043	8,216	7,619
Ginnie Mae I Pool 3.5% 6/15/2043	18,532	17,225
Ginnie Mae I Pool 3.5% 6/15/2043	24,293	22,518
Ginnie Mae I Pool 3.5% 6/15/2043	10,616	9,933
Ginnie Mae I Pool 3.5% 6/15/2043	20,050	18,553
Ginnie Mae I Pool 3.5% 6/20/2043	12,215	11,356
Ginnie Mae I Pool 3.5% 6/20/2044	652,158	605,413
Ginnie Mae I Pool 3.5% 6/20/2046	31,689	29,417
Ginnie Mae I Pool 3.5% 6/20/2046	135,731	126,001
Ginnie Mae I Pool 3.5% 6/20/2046	30,184	28,020
Ginnie Mae I Pool 3.5% 6/20/2046	11,048	10,263
Ginnie Mae I Pool 3.5% 6/20/2046	19,423	18,031
Ginnie Mae I Pool 3.5% 6/20/2046	34,384	31,919
Ginnie Mae I Pool 3.5% 6/20/2046	26,653	24,743
Ginnie Mae I Pool 3.5% 7/15/2042	53,366	49,624
Ginnie Mae I Pool 3.5% 7/15/2042	18,330	17,045
Ginnie Mae I Pool 3.5% 7/15/2042	4,555	4,233
Ginnie Mae I Pool 3.5% 7/15/2043	3,283	3,053
Ginnie Mae I Pool 3.5% 7/15/2043	9,375	8,694
Ginnie Mae I Pool 3.5% 7/20/2043	102,699	95,196
Ginnie Mae I Pool 3.5% 7/20/2046	1,220,974	1,134,209
Ginnie Mae I Pool 3.5% 8/15/2042	4,521	4,200
Ginnie Mae I Pool 3.5% 9/15/2042	13,468	12,497
Ginnie Mae I Pool 3.5% 9/15/2042	5,525	5,127
Ginnie Mae I Pool 3.5% 9/15/2042	5,980	5,597
Ginnie Mae I Pool 3.5% 9/15/2042	9,599	8,910
Ginnie Mae I Pool 3.5% 9/15/2043	4,766	4,421
Ginnie Mae I Pool 4% 1/15/2040	13,266	12,808
Ginnie Mae I Pool 4% 1/15/2040	13,073	12,596
Ginnie Mae I Pool 4% 1/15/2041	2,817	2,712
Ginnie Mae I Pool 4% 1/15/2041	70,496	67,845
Ginnie Mae I Pool 4% 1/15/2042	5,475	5,271
Ginnie Mae I Pool 4% 1/15/2043	22,032	21,144
Ginnie Mae I Pool 4% 1/15/2047	44,774	42,648
Ginnie Mae I Pool 4% 1/15/2047	51,163	48,734
Ginnie Mae I Pool 4% 1/15/2047	15,681	14,936
Ginnie Mae I Pool 4% 1/15/2047	32,877	31,316
Ginnie Mae I Pool 4% 10/15/2039	15,927	15,380
Ginnie Mae I Pool 4% 10/15/2040	82,609	79,548
Ginnie Mae I Pool 4% 10/15/2040	70,691	68,104
Ginnie Mae I Pool 4% 10/15/2040	6,278	6,048
Ginnie Mae I Pool 4% 10/15/2040	3,051	2,939
Ginnie Mae I Pool 4% 10/15/2040	7,314	7,045
Ginnie Mae I Pool 4% 10/15/2040	74,352	71,597
Ginnie Mae I Pool 4% 10/15/2041	29,037	27,908
Ginnie Mae I Pool 4% 10/15/2041	168,506	161,950
Ginnie Mae I Pool 4% 10/15/2041	71,355	68,648
Ginnie Mae I Pool 4% 10/15/2041	38,249	36,810
Ginnie Mae I Pool 4% 10/15/2041	21,510	20,720
Ginnie Mae I Pool 4% 10/15/2041	11,678	11,231
Ginnie Mae I Pool 4% 10/15/2041	9,029	8,688
Ginnie Mae I Pool 4% 10/15/2041	6,868	6,613
Ginnie Mae I Pool 4% 10/15/2041	5,870	5,645
Ginnie Mae I Pool 4% 10/15/2041	55,834	53,734
Ginnie Mae I Pool 4% 10/15/2041	2,918	2,810
Ginnie Mae I Pool 4% 10/15/2041	16,056	15,420
Ginnie Mae I Pool 4% 10/20/2042	234,514	224,623
Ginnie Mae I Pool 4% 10/20/2052	73,502,595	69,489,340
Ginnie Mae I Pool 4% 11/15/2039	11,905	11,507
Ginnie Mae I Pool 4% 11/15/2040	18,420	17,729
Ginnie Mae I Pool 4% 11/15/2040	2,440	2,354
Ginnie Mae I Pool 4% 11/15/2041	143,473	138,013
Ginnie Mae I Pool 4% 11/15/2041	21,516	20,661
Ginnie Mae I Pool 4% 11/15/2042	6,228	5,980
Ginnie Mae I Pool 4% 11/20/2042	30,721	29,381
Ginnie Mae I Pool 4% 12/15/2039	37,954	36,574
Ginnie Mae I Pool 4% 12/15/2039	8,685	8,370
Ginnie Mae I Pool 4% 12/15/2040	4,000	3,852
Ginnie Mae I Pool 4% 12/15/2040	8,754	8,452
Ginnie Mae I Pool 4% 12/15/2040	3,002	2,887
Ginnie Mae I Pool 4% 12/15/2040	4,437	4,266
Ginnie Mae I Pool 4% 12/15/2040	7,118	6,851
Ginnie Mae I Pool 4% 12/15/2041	76,295	73,383
Ginnie Mae I Pool 4% 12/15/2041	23,053	22,165
Ginnie Mae I Pool 4% 12/15/2041	12,944	12,444
Ginnie Mae I Pool 4% 12/15/2041	44,385	42,658
Ginnie Mae I Pool 4% 12/15/2041	2,275	2,187
Ginnie Mae I Pool 4% 12/15/2042	3,958	3,804
Ginnie Mae I Pool 4% 12/15/2046	8,528	8,139
Ginnie Mae I Pool 4% 2/15/2040	32,866	31,694
Ginnie Mae I Pool 4% 2/15/2040	56,219	54,149
Ginnie Mae I Pool 4% 2/15/2040	34,709	33,423
Ginnie Mae I Pool 4% 2/15/2041	19,136	18,431
Ginnie Mae I Pool 4% 2/15/2041	9,729	9,353
Ginnie Mae I Pool 4% 2/15/2042	15,879	15,263
Ginnie Mae I Pool 4% 2/15/2042	21,625	20,792
Ginnie Mae I Pool 4% 2/15/2045	59,428	56,895
Ginnie Mae I Pool 4% 3/15/2040	284,735	274,282
Ginnie Mae I Pool 4% 3/15/2041	142,358	137,116
Ginnie Mae I Pool 4% 3/15/2041	11,232	10,877
Ginnie Mae I Pool 4% 3/15/2041	6,548	6,306
Ginnie Mae I Pool 4% 3/15/2042	7,904	7,597
Ginnie Mae I Pool 4% 3/15/2042	10,633	10,209
Ginnie Mae I Pool 4% 3/15/2042	75,538	72,599
Ginnie Mae I Pool 4% 3/20/2044	312,147	297,509
Ginnie Mae I Pool 4% 3/20/2047	801,114	768,075
Ginnie Mae I Pool 4% 4/15/2040	25,987	25,019
Ginnie Mae I Pool 4% 4/15/2040	9,939	9,586
Ginnie Mae I Pool 4% 4/15/2041	4,593	4,422
Ginnie Mae I Pool 4% 4/15/2042	13,088	12,572
Ginnie Mae I Pool 4% 4/15/2043	57,569	55,240
Ginnie Mae I Pool 4% 4/15/2043	3,445	3,321
Ginnie Mae I Pool 4% 4/15/2046	400,458	383,190
Ginnie Mae I Pool 4% 4/20/2048	226,987	215,711
Ginnie Mae I Pool 4% 4/20/2048	247,669	235,366
Ginnie Mae I Pool 4% 5/15/2040	19,532	18,799
Ginnie Mae I Pool 4% 5/15/2041	13,032	12,624
Ginnie Mae I Pool 4% 5/15/2042	2,721	2,638
Ginnie Mae I Pool 4% 5/15/2043	8,584	8,226
Ginnie Mae I Pool 4% 5/15/2045	55,132	52,859
Ginnie Mae I Pool 4% 5/20/2049	106,895	101,151
Ginnie Mae I Pool 4% 6/15/2041	11,279	10,851
Ginnie Mae I Pool 4% 6/15/2041	2,993	2,892
Ginnie Mae I Pool 4% 6/15/2041	5,051	4,854
Ginnie Mae I Pool 4% 6/15/2041	17,074	16,426
Ginnie Mae I Pool 4% 6/15/2042	11,866	11,384
Ginnie Mae I Pool 4% 6/15/2043	2,994	2,877
Ginnie Mae I Pool 4% 6/15/2045	14,801	14,190
Ginnie Mae I Pool 4% 7/15/2039	14,500	13,980
Ginnie Mae I Pool 4% 7/15/2041	6,400	6,166
Ginnie Mae I Pool 4% 7/15/2041	3,143	3,019
Ginnie Mae I Pool 4% 7/15/2041	6,694	6,440
Ginnie Mae I Pool 4% 7/15/2045	40,344	38,681
Ginnie Mae I Pool 4% 7/15/2046	24,011	22,916
Ginnie Mae I Pool 4% 7/15/2046	37,367	35,662
Ginnie Mae I Pool 4% 8/15/2039	10,629	10,258
Ginnie Mae I Pool 4% 8/15/2039	4,522	4,355
Ginnie Mae I Pool 4% 8/15/2039	7,284	7,024
Ginnie Mae I Pool 4% 8/15/2040	3,262	3,143
Ginnie Mae I Pool 4% 8/15/2041	10,016	9,636
Ginnie Mae I Pool 4% 8/15/2041	2,792	2,694
Ginnie Mae I Pool 4% 8/15/2041	6,343	6,110
Ginnie Mae I Pool 4% 8/15/2042	30,901	29,648
Ginnie Mae I Pool 4% 8/15/2043	1,825	1,748
Ginnie Mae I Pool 4% 8/15/2043	4,436	4,248
Ginnie Mae I Pool 4% 9/15/2039	9,618	9,295
Ginnie Mae I Pool 4% 9/15/2040	2,689	2,591
Ginnie Mae I Pool 4% 9/15/2041	69,846	67,171
Ginnie Mae I Pool 4% 9/15/2041	9,379	9,024
Ginnie Mae I Pool 4% 9/15/2041	9,079	8,741
Ginnie Mae I Pool 4% 9/15/2041	986	952
Ginnie Mae I Pool 4% 9/15/2041	2,531	2,433
Ginnie Mae I Pool 4% 9/15/2041	3,366	3,233
Ginnie Mae I Pool 4% 9/20/2054	2,850,695	2,687,919
Ginnie Mae I Pool 4.5% 10/15/2039	1,356	1,334
Ginnie Mae I Pool 4.5% 10/15/2039	5,814	5,724
Ginnie Mae I Pool 4.5% 10/15/2039	7,496	7,365
Ginnie Mae I Pool 4.5% 11/15/2039	652	641
Ginnie Mae I Pool 4.5% 11/15/2039	5,198	5,115
Ginnie Mae I Pool 4.5% 11/15/2039	11,077	10,898
Ginnie Mae I Pool 4.5% 11/15/2039	14,101	13,872
Ginnie Mae I Pool 4.5% 11/15/2039	12,637	12,432
Ginnie Mae I Pool 4.5% 11/15/2039	6,442	6,338
Ginnie Mae I Pool 4.5% 11/15/2039	11,624	11,452
Ginnie Mae I Pool 4.5% 11/15/2039	1,094	1,077
Ginnie Mae I Pool 4.5% 11/15/2039	42,291	41,547
Ginnie Mae I Pool 4.5% 11/15/2039	17,284	16,994
Ginnie Mae I Pool 4.5% 12/15/2039	15,683	15,449
Ginnie Mae I Pool 4.5% 2/15/2040	13,385	13,183
Ginnie Mae I Pool 4.5% 2/15/2040	13,193	12,981
Ginnie Mae I Pool 4.5% 2/15/2040	10,264	10,097
Ginnie Mae I Pool 4.5% 2/15/2040	7,104	6,997
Ginnie Mae I Pool 4.5% 2/15/2040	24,655	24,259
Ginnie Mae I Pool 4.5% 2/15/2040	36,177	35,598
Ginnie Mae I Pool 4.5% 2/15/2040	29,499	29,049
Ginnie Mae I Pool 4.5% 2/15/2040	2,060	2,028
Ginnie Mae I Pool 4.5% 2/15/2040	33,366	32,756
Ginnie Mae I Pool 4.5% 2/15/2041	7,991	7,850
Ginnie Mae I Pool 4.5% 3/15/2040	120,398	118,483
Ginnie Mae I Pool 4.5% 3/15/2040	6,004	5,908
Ginnie Mae I Pool 4.5% 3/15/2040	4,576	4,503
Ginnie Mae I Pool 4.5% 3/15/2040	13,733	13,507
Ginnie Mae I Pool 4.5% 3/15/2040	6,089	5,991
Ginnie Mae I Pool 4.5% 3/15/2041	4,657	4,581
Ginnie Mae I Pool 4.5% 3/15/2041	211,349	207,680
Ginnie Mae I Pool 4.5% 4/15/2040	18,335	18,009
Ginnie Mae I Pool 4.5% 4/15/2040	14,149	13,902
Ginnie Mae I Pool 4.5% 4/15/2040	3,262	3,197
Ginnie Mae I Pool 4.5% 4/15/2040	8,326	8,185
Ginnie Mae I Pool 4.5% 4/15/2040	3,170	3,106
Ginnie Mae I Pool 4.5% 4/15/2040	36,093	35,529
Ginnie Mae I Pool 4.5% 4/20/2053	93,260,752	90,382,139
Ginnie Mae I Pool 4.5% 5/15/2039	7,110	7,000
Ginnie Mae I Pool 4.5% 5/15/2040	4,318	4,243
Ginnie Mae I Pool 4.5% 5/15/2040	57,854	56,924
Ginnie Mae I Pool 4.5% 5/20/2041	17,088	16,815
Ginnie Mae I Pool 4.5% 6/15/2039	23,734	23,382
Ginnie Mae I Pool 4.5% 6/15/2039	3,405	3,352
Ginnie Mae I Pool 4.5% 6/15/2039	22,035	21,692
Ginnie Mae I Pool 4.5% 6/15/2039	4,181	4,116
Ginnie Mae I Pool 4.5% 6/15/2039	3,031	2,985
Ginnie Mae I Pool 4.5% 6/15/2040	59,232	58,271
Ginnie Mae I Pool 4.5% 6/15/2040	23,718	23,339
Ginnie Mae I Pool 4.5% 6/15/2040	112,173	110,377
Ginnie Mae I Pool 4.5% 6/15/2040	23,916	23,526
Ginnie Mae I Pool 4.5% 6/15/2040	2,943	2,895
Ginnie Mae I Pool 4.5% 6/15/2040	19,566	19,249
Ginnie Mae I Pool 4.5% 6/15/2040	179,593	176,391
Ginnie Mae I Pool 4.5% 6/15/2040	5,343	5,259
Ginnie Mae I Pool 4.5% 6/15/2040	20,939	20,601
Ginnie Mae I Pool 4.5% 6/15/2040	40,014	39,375
Ginnie Mae I Pool 4.5% 6/15/2040	1,911	1,879
Ginnie Mae I Pool 4.5% 6/15/2041	366,012	359,703
Ginnie Mae I Pool 4.5% 6/20/2041	6,976	6,863
Ginnie Mae I Pool 4.5% 7/15/2039	22,311	21,974
Ginnie Mae I Pool 4.5% 7/15/2040	77,241	75,995
Ginnie Mae I Pool 4.5% 7/15/2040	16,795	16,526
Ginnie Mae I Pool 4.5% 7/15/2040	56,420	55,523
Ginnie Mae I Pool 4.5% 7/15/2040	33,398	32,852
Ginnie Mae I Pool 4.5% 7/15/2040	62,412	61,409
Ginnie Mae I Pool 4.5% 7/15/2040	44,552	43,834
Ginnie Mae I Pool 4.5% 7/15/2040	971	954
Ginnie Mae I Pool 4.5% 7/15/2040	1,301	1,280
Ginnie Mae I Pool 4.5% 7/15/2040	5,168	5,084
Ginnie Mae I Pool 4.5% 7/15/2040	3,053	3,002
Ginnie Mae I Pool 4.5% 7/15/2040	44,798	44,080
Ginnie Mae I Pool 4.5% 7/15/2040	4,575	4,501
Ginnie Mae I Pool 4.5% 7/15/2040	16,618	16,351
Ginnie Mae I Pool 4.5% 8/15/2039	19,168	18,874
Ginnie Mae I Pool 4.5% 8/15/2039	101,770	100,203
Ginnie Mae I Pool 4.5% 8/15/2039	125,057	123,125
Ginnie Mae I Pool 4.5% 8/15/2039	3,430	3,376
Ginnie Mae I Pool 4.5% 8/15/2039	23,464	23,089
Ginnie Mae I Pool 4.5% 8/15/2039	41,557	40,900
Ginnie Mae I Pool 4.5% 8/15/2039	213,986	210,667
Ginnie Mae I Pool 4.5% 8/15/2040	18,295	17,999
Ginnie Mae I Pool 4.5% 8/15/2040	1,556	1,534
Ginnie Mae I Pool 4.5% 8/15/2040	1,568	1,543
Ginnie Mae I Pool 4.5% 8/15/2040	2,018	1,983
Ginnie Mae I Pool 4.5% 8/15/2041	4,285	4,217
Ginnie Mae I Pool 4.5% 9/15/2039	36,832	36,255
Ginnie Mae I Pool 4.5% 9/15/2039	6,767	6,659
Ginnie Mae I Pool 4.5% 9/15/2039	7,691	7,573
Ginnie Mae I Pool 4.5% 9/15/2039	17,181	16,916
Ginnie Mae I Pool 4.5% 9/15/2040	3,527	3,469
Ginnie Mae I Pool 4.5% 9/15/2040	5,935	5,840
Ginnie Mae I Pool 5% 1/15/2034	1,380	1,387
Ginnie Mae I Pool 5% 1/15/2040	596	599
Ginnie Mae I Pool 5% 10/15/2033	804	807
Ginnie Mae I Pool 5% 10/15/2034	1,210	1,216
Ginnie Mae I Pool 5% 10/15/2039	2,845	2,862
Ginnie Mae I Pool 5% 10/15/2039	14,149	14,232
Ginnie Mae I Pool 5% 10/15/2039	4,746	4,774
Ginnie Mae I Pool 5% 10/15/2039	10,444	10,506
Ginnie Mae I Pool 5% 10/15/2039	8,366	8,416
Ginnie Mae I Pool 5% 10/20/2054	1,186,305	1,172,013
Ginnie Mae I Pool 5% 11/15/2033	473	475
Ginnie Mae I Pool 5% 11/15/2039	16,969	17,071
Ginnie Mae I Pool 5% 11/15/2039	15,395	15,484
Ginnie Mae I Pool 5% 11/15/2039	5,607	5,641
Ginnie Mae I Pool 5% 11/15/2039	5,021	5,051
Ginnie Mae I Pool 5% 11/15/2039	1,078	1,084
Ginnie Mae I Pool 5% 11/15/2040	5,253	5,285
Ginnie Mae I Pool 5% 11/15/2040	1,373	1,382
Ginnie Mae I Pool 5% 12/15/2039	5,481	5,514
Ginnie Mae I Pool 5% 12/15/2039	6,497	6,536
Ginnie Mae I Pool 5% 12/15/2039	12,613	12,689
Ginnie Mae I Pool 5% 2/15/2039	2,478	2,493
Ginnie Mae I Pool 5% 3/15/2041	10,554	10,619
Ginnie Mae I Pool 5% 3/15/2041	6,250	6,288
Ginnie Mae I Pool 5% 4/15/2033	1,384	1,390
Ginnie Mae I Pool 5% 4/15/2039	2,248	2,261
Ginnie Mae I Pool 5% 4/15/2040	110,677	111,338
Ginnie Mae I Pool 5% 4/15/2040	6,249	6,287
Ginnie Mae I Pool 5% 4/15/2040	1,864	1,875
Ginnie Mae I Pool 5% 4/15/2040	5,265	5,297
Ginnie Mae I Pool 5% 4/15/2040	121,952	122,683
Ginnie Mae I Pool 5% 4/15/2041	22,139	22,274
Ginnie Mae I Pool 5% 4/15/2041	1,724	1,735
Ginnie Mae I Pool 5% 4/15/2041	4,637	4,665
Ginnie Mae I Pool 5% 4/20/2048	3,011,430	3,047,848
Ginnie Mae I Pool 5% 5/15/2039	19,838	19,955
Ginnie Mae I Pool 5% 5/15/2039	30,706	30,886
Ginnie Mae I Pool 5% 5/15/2040	3,340	3,360
Ginnie Mae I Pool 5% 5/15/2040	5,506	5,539
Ginnie Mae I Pool 5% 5/15/2040	1,166	1,173
Ginnie Mae I Pool 5% 6/15/2039	2,158	2,171
Ginnie Mae I Pool 5% 6/15/2040	331,020	333,004
Ginnie Mae I Pool 5% 6/15/2040	10,305	10,367
Ginnie Mae I Pool 5% 6/15/2040	4,775	4,805
Ginnie Mae I Pool 5% 6/15/2041	1,798	1,809
Ginnie Mae I Pool 5% 6/15/2041	1,767	1,777
Ginnie Mae I Pool 5% 6/15/2041	12,937	13,016
Ginnie Mae I Pool 5% 7/15/2039	18,300	18,408
Ginnie Mae I Pool 5% 7/15/2039	28,514	28,681
Ginnie Mae I Pool 5% 7/15/2040	6,278	6,316
Ginnie Mae I Pool 5% 7/15/2040	15,382	15,475
Ginnie Mae I Pool 5% 7/15/2040	4,892	4,922
Ginnie Mae I Pool 5% 7/15/2040	14,399	14,486
Ginnie Mae I Pool 5% 7/15/2040	6,925	6,967
Ginnie Mae I Pool 5% 7/15/2040	928	933
Ginnie Mae I Pool 5% 8/15/2039	3,045	3,063
Ginnie Mae I Pool 5% 8/15/2039	1,942	1,953
Ginnie Mae I Pool 5% 8/15/2039	2,066	2,078
Ginnie Mae I Pool 5% 8/15/2039	4,334	4,360
Ginnie Mae I Pool 5% 8/15/2039	10,353	10,415
Ginnie Mae I Pool 5% 8/15/2039	12,103	12,174
Ginnie Mae I Pool 5% 8/15/2040	19,071	19,187
Ginnie Mae I Pool 5% 8/15/2040	19,895	20,015
Ginnie Mae I Pool 5% 8/15/2040	22,837	22,975
Ginnie Mae I Pool 5% 8/15/2040	5,133	5,164
Ginnie Mae I Pool 5% 9/15/2039	3,093	3,112
Ginnie Mae I Pool 5% 9/15/2039	1,363	1,372
Ginnie Mae I Pool 5% 9/15/2039	14,753	14,841
Ginnie Mae I Pool 5% 9/15/2039	81,021	81,498
Ginnie Mae I Pool 5% 9/15/2039	4,462	4,489
Ginnie Mae I Pool 5% 9/15/2039	7,837	7,883
Ginnie Mae I Pool 5% 9/15/2039	5,821	5,856
Ginnie Mae I Pool 5% 9/15/2039	11,246	11,313
Ginnie Mae I Pool 5% 9/15/2039	4,060	4,084
Ginnie Mae I Pool 5% 9/15/2039	2,797	2,813
Ginnie Mae I Pool 5% 9/15/2040	2,452	2,467
Ginnie Mae I Pool 5% 9/15/2040	12,170	12,243
Ginnie Mae I Pool 5% 9/15/2040	8,149	8,199
Ginnie Mae I Pool 5% 9/15/2041	212,949	214,217
Ginnie Mae I Pool 5.5% 1/15/2034	165	168
Ginnie Mae I Pool 5.5% 1/15/2039	12,725	12,969
Ginnie Mae I Pool 5.5% 10/15/2035	9,921	10,086
Ginnie Mae I Pool 5.5% 10/20/2054	24,247,589	24,336,210
Ginnie Mae I Pool 5.5% 12/15/2038	715	728
Ginnie Mae I Pool 5.5% 3/15/2039	2,130	2,170
Ginnie Mae I Pool 5.5% 4/15/2034	768	779
Ginnie Mae I Pool 5.5% 5/15/2034	2,710	2,752
Ginnie Mae I Pool 5.5% 5/15/2034	799	811
Ginnie Mae I Pool 5.5% 5/15/2039	7,214	7,352
Ginnie Mae I Pool 5.5% 7/15/2037	705	719
Ginnie Mae I Pool 5.5% 7/15/2038	2,011	2,040
Ginnie Mae I Pool 5.5% 7/15/2039	6,586	6,716
Ginnie Mae I Pool 5.5% 8/15/2033	2,043	2,074
Ginnie Mae I Pool 5.5% 9/15/2039	43,050	43,897
Ginnie Mae I Pool 5.5% 9/15/2039	72,300	73,729
Ginnie Mae I Pool 6% 10/15/2030	3,335	3,402
Ginnie Mae I Pool 6% 10/15/2039	1,776	1,845
Ginnie Mae I Pool 6% 11/15/2039	5,081	5,283
Ginnie Mae I Pool 6% 11/15/2039	1,173	1,217
Ginnie Mae I Pool 6% 11/15/2039	1,935	2,009
Ginnie Mae I Pool 6% 11/15/2039	758	786
Ginnie Mae I Pool 6% 11/15/2039	2,903	3,018
Ginnie Mae I Pool 6% 11/15/2039	1,005	1,037
Ginnie Mae I Pool 6% 5/15/2040	171,293	177,586
Ginnie Mae I Pool 6.5% 10/15/2034	3,884	4,003
Ginnie Mae I Pool 6.5% 10/15/2034	1,288	1,327
Ginnie Mae I Pool 6.5% 10/15/2034	6,761	6,982
Ginnie Mae I Pool 6.5% 10/15/2035	4,199	4,349
Ginnie Mae I Pool 6.5% 10/15/2036	1,780	1,842
Ginnie Mae I Pool 6.5% 11/15/2034	1,694	1,735
Ginnie Mae I Pool 6.5% 6/15/2037	1,632	1,696
Ginnie Mae I Pool 6.5% 7/15/2035	505	522
Ginnie Mae I Pool 6.5% 8/15/2034	7,465	7,695
Ginnie Mae I Pool 6.5% 8/15/2034	180	184
Ginnie Mae I Pool 6.5% 8/15/2036	1,195	1,242
Ginnie Mae I Pool 6.5% 9/15/2034	2,874	2,963
Ginnie Mae I Pool 7% 1/15/2026	8	8
Ginnie Mae I Pool 7% 1/15/2027	16	16
Ginnie Mae I Pool 7% 1/15/2028	89	90
Ginnie Mae I Pool 7% 1/15/2028	92	94
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	115	116
Ginnie Mae I Pool 7% 1/15/2028	125	126
Ginnie Mae I Pool 7% 1/15/2028	83	84
Ginnie Mae I Pool 7% 1/15/2028	3	3
Ginnie Mae I Pool 7% 1/15/2028	43	43
Ginnie Mae I Pool 7% 1/15/2028	359	363
Ginnie Mae I Pool 7% 1/15/2028	133	134
Ginnie Mae I Pool 7% 1/15/2028	267	269
Ginnie Mae I Pool 7% 1/15/2028	29	29
Ginnie Mae I Pool 7% 1/15/2028	91	92
Ginnie Mae I Pool 7% 1/15/2029	60	61
Ginnie Mae I Pool 7% 1/15/2029	125	127
Ginnie Mae I Pool 7% 1/15/2029	223	227
Ginnie Mae I Pool 7% 1/15/2029	161	163
Ginnie Mae I Pool 7% 1/15/2029	88	90
Ginnie Mae I Pool 7% 1/15/2030	715	729
Ginnie Mae I Pool 7% 1/15/2030	70	72
Ginnie Mae I Pool 7% 1/15/2031	217	222
Ginnie Mae I Pool 7% 1/15/2031	4,516	4,617
Ginnie Mae I Pool 7% 1/15/2032	321	327
Ginnie Mae I Pool 7% 1/15/2032	1,352	1,389
Ginnie Mae I Pool 7% 10/15/2026	76	76
Ginnie Mae I Pool 7% 10/15/2028	542	545
Ginnie Mae I Pool 7% 10/15/2028	666	677
Ginnie Mae I Pool 7% 10/15/2028	122	124
Ginnie Mae I Pool 7% 10/15/2028	125	126
Ginnie Mae I Pool 7% 10/15/2028	1,178	1,188
Ginnie Mae I Pool 7% 10/15/2028	2,554	2,594
Ginnie Mae I Pool 7% 10/15/2030	189	193
Ginnie Mae I Pool 7% 10/15/2030	512	526
Ginnie Mae I Pool 7% 10/15/2031	295	300
Ginnie Mae I Pool 7% 10/15/2031	743	764
Ginnie Mae I Pool 7% 10/15/2031	229	236
Ginnie Mae I Pool 7% 10/15/2031	134	137
Ginnie Mae I Pool 7% 10/15/2031	200	206
Ginnie Mae I Pool 7% 10/15/2031	284	291
Ginnie Mae I Pool 7% 10/15/2031	1,151	1,185
Ginnie Mae I Pool 7% 10/15/2032	1,937	1,988
Ginnie Mae I Pool 7% 11/15/2028	373	379
Ginnie Mae I Pool 7% 11/15/2028	405	410
Ginnie Mae I Pool 7% 11/15/2029	600	614
Ginnie Mae I Pool 7% 11/15/2031	702	717
Ginnie Mae I Pool 7% 11/15/2031	658	677
Ginnie Mae I Pool 7% 11/15/2031	193	198
Ginnie Mae I Pool 7% 11/15/2032	698	716
Ginnie Mae I Pool 7% 12/15/2025	10	10
Ginnie Mae I Pool 7% 12/15/2026	4	4
Ginnie Mae I Pool 7% 12/15/2027	22	23
Ginnie Mae I Pool 7% 12/15/2027	142	144
Ginnie Mae I Pool 7% 12/15/2027	24	25
Ginnie Mae I Pool 7% 12/15/2028	197	199
Ginnie Mae I Pool 7% 12/15/2028	226	230
Ginnie Mae I Pool 7% 12/15/2028	3,295	3,353
Ginnie Mae I Pool 7% 12/15/2028	517	526
Ginnie Mae I Pool 7% 12/15/2028	253	257
Ginnie Mae I Pool 7% 12/15/2028	118	119
Ginnie Mae I Pool 7% 12/15/2028	44	44
Ginnie Mae I Pool 7% 12/15/2030	308	316
Ginnie Mae I Pool 7% 12/15/2031	618	636
Ginnie Mae I Pool 7% 12/15/2031	1,100	1,131
Ginnie Mae I Pool 7% 12/15/2031	50	52
Ginnie Mae I Pool 7% 2/15/2028	116	117
Ginnie Mae I Pool 7% 2/15/2028	88	89
Ginnie Mae I Pool 7% 2/15/2028	135	136
Ginnie Mae I Pool 7% 2/15/2028	60	60
Ginnie Mae I Pool 7% 2/15/2028	3,158	3,201
Ginnie Mae I Pool 7% 2/15/2028	104	105
Ginnie Mae I Pool 7% 2/15/2028	124	125
Ginnie Mae I Pool 7% 2/15/2028	400	406
Ginnie Mae I Pool 7% 2/15/2028	1,412	1,430
Ginnie Mae I Pool 7% 2/15/2028	46	47
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2029	49	50
Ginnie Mae I Pool 7% 2/15/2032	1,690	1,741
Ginnie Mae I Pool 7% 2/15/2032	475	488
Ginnie Mae I Pool 7% 2/15/2032	1,483	1,508
Ginnie Mae I Pool 7% 2/15/2032	162	165
Ginnie Mae I Pool 7% 2/15/2032	180	185
Ginnie Mae I Pool 7% 2/15/2032	473	486
Ginnie Mae I Pool 7% 2/15/2032	116	119
Ginnie Mae I Pool 7% 3/15/2028	121	123
Ginnie Mae I Pool 7% 3/15/2028	149	151
Ginnie Mae I Pool 7% 3/15/2028	45	45
Ginnie Mae I Pool 7% 3/15/2028	144	146
Ginnie Mae I Pool 7% 3/15/2028	75	76
Ginnie Mae I Pool 7% 3/15/2028	141	142
Ginnie Mae I Pool 7% 3/15/2028	437	443
Ginnie Mae I Pool 7% 3/15/2028	442	449
Ginnie Mae I Pool 7% 3/15/2028	25	25
Ginnie Mae I Pool 7% 3/15/2028	260	263
Ginnie Mae I Pool 7% 3/15/2028	125	126
Ginnie Mae I Pool 7% 3/15/2028	21	21
Ginnie Mae I Pool 7% 3/15/2029	140	143
Ginnie Mae I Pool 7% 3/15/2029	314	320
Ginnie Mae I Pool 7% 3/15/2029	34	35
Ginnie Mae I Pool 7% 3/15/2029	88	89
Ginnie Mae I Pool 7% 3/15/2029	26	26
Ginnie Mae I Pool 7% 3/15/2029	46	47
Ginnie Mae I Pool 7% 3/15/2031	79	81
Ginnie Mae I Pool 7% 3/15/2031	41	42
Ginnie Mae I Pool 7% 3/15/2031	110	113
Ginnie Mae I Pool 7% 3/15/2031	110	113
Ginnie Mae I Pool 7% 3/15/2032	386	398
Ginnie Mae I Pool 7% 3/15/2032	55	57
Ginnie Mae I Pool 7% 3/15/2032	81	83
Ginnie Mae I Pool 7% 3/15/2032	291	300
Ginnie Mae I Pool 7% 3/15/2032	167	172
Ginnie Mae I Pool 7% 3/15/2032	667	688
Ginnie Mae I Pool 7% 4/15/2028	224	227
Ginnie Mae I Pool 7% 4/15/2028	65	65
Ginnie Mae I Pool 7% 4/15/2028	312	317
Ginnie Mae I Pool 7% 4/15/2028	109	111
Ginnie Mae I Pool 7% 4/15/2028	84	85
Ginnie Mae I Pool 7% 4/15/2028	2,087	2,117
Ginnie Mae I Pool 7% 4/15/2028	164	166
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	51	51
Ginnie Mae I Pool 7% 4/15/2028	50	50
Ginnie Mae I Pool 7% 4/15/2029	308	314
Ginnie Mae I Pool 7% 4/15/2029	81	82
Ginnie Mae I Pool 7% 4/15/2031	79	81
Ginnie Mae I Pool 7% 4/15/2031	329	337
Ginnie Mae I Pool 7% 4/15/2031	188	194
Ginnie Mae I Pool 7% 4/15/2032	147	151
Ginnie Mae I Pool 7% 4/15/2032	1,048	1,080
Ginnie Mae I Pool 7% 4/15/2032	549	565
Ginnie Mae I Pool 7% 4/15/2032	377	388
Ginnie Mae I Pool 7% 4/15/2032	144	148
Ginnie Mae I Pool 7% 4/15/2032	163	168
Ginnie Mae I Pool 7% 4/15/2032	589	605
Ginnie Mae I Pool 7% 4/15/2032	356	365
Ginnie Mae I Pool 7% 4/15/2032	52	53
Ginnie Mae I Pool 7% 4/15/2032	99	102
Ginnie Mae I Pool 7% 4/20/2032	19,367	20,072
Ginnie Mae I Pool 7% 5/15/2027	8	8
Ginnie Mae I Pool 7% 5/15/2028	421	426
Ginnie Mae I Pool 7% 5/15/2028	10	10
Ginnie Mae I Pool 7% 5/15/2028	10	10
Ginnie Mae I Pool 7% 5/15/2028	88	89
Ginnie Mae I Pool 7% 5/15/2028	588	597
Ginnie Mae I Pool 7% 5/15/2028	977	990
Ginnie Mae I Pool 7% 5/15/2028	101	103
Ginnie Mae I Pool 7% 5/15/2029	138	141
Ginnie Mae I Pool 7% 5/15/2029	235	239
Ginnie Mae I Pool 7% 5/15/2031	229	235
Ginnie Mae I Pool 7% 5/15/2031	434	446
Ginnie Mae I Pool 7% 5/15/2031	242	246
Ginnie Mae I Pool 7% 5/15/2031	117	119
Ginnie Mae I Pool 7% 5/15/2032	131	135
Ginnie Mae I Pool 7% 5/15/2032	7,193	7,415
Ginnie Mae I Pool 7% 5/15/2032	145	149
Ginnie Mae I Pool 7% 5/15/2032	165	168
Ginnie Mae I Pool 7% 5/15/2032	846	871
Ginnie Mae I Pool 7% 5/15/2032	229	233
Ginnie Mae I Pool 7% 5/15/2032	527	541
Ginnie Mae I Pool 7% 5/15/2032	413	424
Ginnie Mae I Pool 7% 6/15/2028	639	647
Ginnie Mae I Pool 7% 6/15/2028	298	301
Ginnie Mae I Pool 7% 6/15/2028	619	627
Ginnie Mae I Pool 7% 6/15/2028	239	243
Ginnie Mae I Pool 7% 6/15/2028	443	448
Ginnie Mae I Pool 7% 6/15/2028	37	38
Ginnie Mae I Pool 7% 6/15/2028	26	27
Ginnie Mae I Pool 7% 6/15/2028	1,182	1,198
Ginnie Mae I Pool 7% 6/15/2028	89	90
Ginnie Mae I Pool 7% 6/15/2028	1,452	1,473
Ginnie Mae I Pool 7% 6/15/2028	82	84
Ginnie Mae I Pool 7% 6/15/2028	66	67
Ginnie Mae I Pool 7% 6/15/2028	154	156
Ginnie Mae I Pool 7% 6/15/2028	302	307
Ginnie Mae I Pool 7% 6/15/2028	19	19
Ginnie Mae I Pool 7% 6/15/2029	47	48
Ginnie Mae I Pool 7% 6/15/2031	445	457
Ginnie Mae I Pool 7% 6/15/2031	1,894	1,948
Ginnie Mae I Pool 7% 6/15/2031	1,733	1,770
Ginnie Mae I Pool 7% 6/15/2032	724	743
Ginnie Mae I Pool 7% 6/15/2032	58	59
Ginnie Mae I Pool 7% 6/15/2032	369	379
Ginnie Mae I Pool 7% 6/15/2032	1,647	1,699
Ginnie Mae I Pool 7% 6/15/2032	105	108
Ginnie Mae I Pool 7% 6/15/2032	2,319	2,386
Ginnie Mae I Pool 7% 6/15/2032	195	200
Ginnie Mae I Pool 7% 6/15/2032	9,245	9,533
Ginnie Mae I Pool 7% 6/15/2032	14,385	14,833
Ginnie Mae I Pool 7% 6/15/2032	3,843	3,963
Ginnie Mae I Pool 7% 6/15/2032	1,528	1,573
Ginnie Mae I Pool 7% 6/15/2032	576	594
Ginnie Mae I Pool 7% 6/15/2032	2,337	2,411
Ginnie Mae I Pool 7% 6/15/2032	881	906
Ginnie Mae I Pool 7% 6/15/2032	3,732	3,847
Ginnie Mae I Pool 7% 6/15/2032	125	128
Ginnie Mae I Pool 7% 6/15/2032	14,684	15,130
Ginnie Mae I Pool 7% 6/15/2032	142	146
Ginnie Mae I Pool 7% 6/15/2032	424	435
Ginnie Mae I Pool 7% 6/15/2032	3,742	3,842
Ginnie Mae I Pool 7% 7/15/2028	45	46
Ginnie Mae I Pool 7% 7/15/2028	138	140
Ginnie Mae I Pool 7% 7/15/2028	751	762
Ginnie Mae I Pool 7% 7/15/2028	53	53
Ginnie Mae I Pool 7% 7/15/2028	21	22
Ginnie Mae I Pool 7% 7/15/2028	274	278
Ginnie Mae I Pool 7% 7/15/2028	491	498
Ginnie Mae I Pool 7% 7/15/2028	63	63
Ginnie Mae I Pool 7% 7/15/2028	75	75
Ginnie Mae I Pool 7% 7/15/2028	43	44
Ginnie Mae I Pool 7% 7/15/2028	53	54
Ginnie Mae I Pool 7% 7/15/2028	110	111
Ginnie Mae I Pool 7% 7/15/2028	281	285
Ginnie Mae I Pool 7% 7/15/2028	147	149
Ginnie Mae I Pool 7% 7/15/2028	322	326
Ginnie Mae I Pool 7% 7/15/2028	115	117
Ginnie Mae I Pool 7% 7/15/2028	202	206
Ginnie Mae I Pool 7% 7/15/2029	238	242
Ginnie Mae I Pool 7% 7/15/2029	103	105
Ginnie Mae I Pool 7% 7/15/2029	213	217
Ginnie Mae I Pool 7% 7/15/2029	469	477
Ginnie Mae I Pool 7% 7/15/2029	18	18
Ginnie Mae I Pool 7% 7/15/2030	774	788
Ginnie Mae I Pool 7% 7/15/2031	1,894	1,946
Ginnie Mae I Pool 7% 7/15/2031	730	751
Ginnie Mae I Pool 7% 7/15/2031	505	517
Ginnie Mae I Pool 7% 7/15/2031	472	484
Ginnie Mae I Pool 7% 7/15/2031	193	198
Ginnie Mae I Pool 7% 7/15/2032	462	474
Ginnie Mae I Pool 7% 7/15/2032	7,665	7,897
Ginnie Mae I Pool 7% 7/15/2032	1,207	1,245
Ginnie Mae I Pool 7% 7/15/2032	220	226
Ginnie Mae I Pool 7% 7/15/2032	2,351	2,401
Ginnie Mae I Pool 7% 7/15/2032	7,875	8,101
Ginnie Mae I Pool 7% 7/15/2032	125	128
Ginnie Mae I Pool 7% 7/15/2032	362	374
Ginnie Mae I Pool 7% 7/15/2032	994	1,021
Ginnie Mae I Pool 7% 8/15/2028	667	675
Ginnie Mae I Pool 7% 8/15/2029	204	207
Ginnie Mae I Pool 7% 8/15/2029	29	29
Ginnie Mae I Pool 7% 8/15/2029	45	45
Ginnie Mae I Pool 7% 8/15/2031	103	106
Ginnie Mae I Pool 7% 8/15/2031	102	105
Ginnie Mae I Pool 7% 8/15/2031	178	183
Ginnie Mae I Pool 7% 8/15/2032	89	92
Ginnie Mae I Pool 7% 8/15/2032	296	303
Ginnie Mae I Pool 7% 8/15/2032	57	58
Ginnie Mae I Pool 7% 8/15/2032	836	860
Ginnie Mae I Pool 7% 8/15/2032	1,647	1,692
Ginnie Mae I Pool 7% 9/15/2027	18	18
Ginnie Mae I Pool 7% 9/15/2028	524	532
Ginnie Mae I Pool 7% 9/15/2028	196	197
Ginnie Mae I Pool 7% 9/15/2028	267	271
Ginnie Mae I Pool 7% 9/15/2028	166	168
Ginnie Mae I Pool 7% 9/15/2028	1,031	1,048
Ginnie Mae I Pool 7% 9/15/2028	31	32
Ginnie Mae I Pool 7% 9/15/2028	103	104
Ginnie Mae I Pool 7% 9/15/2028	252	254
Ginnie Mae I Pool 7% 9/15/2028	870	883
Ginnie Mae I Pool 7% 9/15/2028	28	29
Ginnie Mae I Pool 7% 9/15/2028	32	32
Ginnie Mae I Pool 7% 9/15/2029	57	58
Ginnie Mae I Pool 7% 9/15/2030	1,387	1,423
Ginnie Mae I Pool 7% 9/15/2031	594	611
Ginnie Mae I Pool 7% 9/15/2031	1,695	1,743
Ginnie Mae I Pool 7% 9/15/2031	436	449
Ginnie Mae I Pool 7% 9/15/2031	5,975	6,113
Ginnie Mae I Pool 7% 9/15/2031	234	240
Ginnie Mae I Pool 7% 9/15/2031	177	182
Ginnie Mae I Pool 7% 9/15/2031	701	721
Ginnie Mae I Pool 7% 9/15/2031	48	49
Ginnie Mae I Pool 7.5% 1/15/2026	27	27
Ginnie Mae I Pool 7.5% 1/15/2026	2	2
Ginnie Mae I Pool 7.5% 1/15/2028	169	172
Ginnie Mae I Pool 7.5% 1/15/2031	32	33
Ginnie Mae I Pool 7.5% 1/15/2031	100	104
Ginnie Mae I Pool 7.5% 10/15/2025	5	5
Ginnie Mae I Pool 7.5% 10/15/2025	1	0
Ginnie Mae I Pool 7.5% 10/15/2027	31	31
Ginnie Mae I Pool 7.5% 10/15/2027	28	28
Ginnie Mae I Pool 7.5% 10/15/2027	326	332
Ginnie Mae I Pool 7.5% 10/15/2027	427	433
Ginnie Mae I Pool 7.5% 11/15/2025	48	49
Ginnie Mae I Pool 7.5% 11/15/2025	48	48
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2025	5	5
Ginnie Mae I Pool 7.5% 11/15/2025	25	25
Ginnie Mae I Pool 7.5% 11/15/2025	71	71
Ginnie Mae I Pool 7.5% 11/15/2025	20	20
Ginnie Mae I Pool 7.5% 12/15/2026	3	3
Ginnie Mae I Pool 7.5% 12/15/2027	78	79
Ginnie Mae I Pool 7.5% 12/15/2027	16	16
Ginnie Mae I Pool 7.5% 12/15/2027	154	158
Ginnie Mae I Pool 7.5% 12/15/2027	131	133
Ginnie Mae I Pool 7.5% 12/15/2027	18	18
Ginnie Mae I Pool 7.5% 12/15/2028	124	126
Ginnie Mae I Pool 7.5% 2/15/2027	39	40
Ginnie Mae I Pool 7.5% 3/15/2028	128	131
Ginnie Mae I Pool 7.5% 4/15/2027	46	46
Ginnie Mae I Pool 7.5% 4/15/2027	66	67
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 4/15/2027	34	34
Ginnie Mae I Pool 7.5% 4/15/2027	168	170
Ginnie Mae I Pool 7.5% 4/15/2028	49	49
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2027	95	97
Ginnie Mae I Pool 7.5% 6/15/2027	11	11
Ginnie Mae I Pool 7.5% 6/15/2027	85	87
Ginnie Mae I Pool 7.5% 6/15/2027	34	35
Ginnie Mae I Pool 7.5% 6/15/2027	327	331
Ginnie Mae I Pool 7.5% 6/15/2029	24	24
Ginnie Mae I Pool 7.5% 7/15/2027	341	347
Ginnie Mae I Pool 7.5% 7/15/2027	184	187
Ginnie Mae I Pool 7.5% 7/15/2027	122	124
Ginnie Mae I Pool 7.5% 7/15/2027	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	164	166
Ginnie Mae I Pool 7.5% 7/15/2027	60	60
Ginnie Mae I Pool 7.5% 7/15/2027	25	25
Ginnie Mae I Pool 7.5% 7/15/2028	595	611
Ginnie Mae I Pool 7.5% 7/15/2029	96	99
Ginnie Mae I Pool 7.5% 7/15/2029	937	969
Ginnie Mae I Pool 7.5% 8/15/2027	47	47
Ginnie Mae I Pool 7.5% 8/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2027	189	193
Ginnie Mae I Pool 7.5% 8/15/2027	238	242
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	81	83
Ginnie Mae I Pool 7.5% 8/15/2028	50	52
Ginnie Mae I Pool 7.5% 8/15/2028	298	307
Ginnie Mae I Pool 7.5% 9/15/2025	11	11
Ginnie Mae I Pool 7.5% 9/15/2025	12	12
Ginnie Mae I Pool 7.5% 9/15/2027	37	38
Ginnie Mae I Pool 7.5% 9/15/2027	20	20
Ginnie Mae I Pool 7.5% 9/15/2027	458	466
Ginnie Mae I Pool 7.5% 9/15/2027	31	31
Ginnie Mae I Pool 7.5% 9/15/2027	27	27
Ginnie Mae I Pool 7.5% 9/15/2028	232	236
Ginnie Mae I Pool 7.5% 9/15/2028	355	364
Ginnie Mae I Pool 7.5% 9/15/2031	820	851
Ginnie Mae I Pool 8% 1/15/2028	224	228
Ginnie Mae I Pool 8% 10/15/2025	12	12
Ginnie Mae I Pool 8% 11/15/2027	47	48
Ginnie Mae I Pool 8% 12/15/2027	73	74
Ginnie Mae I Pool 8% 12/15/2027	83	84
Ginnie Mae I Pool 8% 12/15/2027	227	231
Ginnie Mae I Pool 8% 7/15/2025	4	4
Ginnie Mae I Pool 8% 7/15/2027	79	80
Ginnie Mae I Pool 8% 8/15/2025	32	32
Ginnie Mae I Pool 8% 8/15/2025	2	2
Ginnie Mae I Pool 8% 8/15/2025	62	62
Ginnie Mae I Pool 8% 8/15/2025	3	3
Ginnie Mae I Pool 8% 8/15/2027	24	25
Ginnie Mae I Pool 8% 8/15/2027	38	38
Ginnie Mae I Pool 8% 9/15/2025	2	2
Ginnie Mae I Pool 8.5% 1/15/2031	933	967
Ginnie Mae I Pool 8.5% 10/15/2028	194	198
Ginnie Mae I Pool 8.5% 11/15/2027	26	26
Ginnie Mae I Pool 8.5% 11/15/2027	132	134
Ginnie Mae I Pool 8.5% 12/15/2029	57	58
Ginnie Mae I Pool 8.5% 7/15/2030	127	132
Ginnie Mae I Pool 8.5% 8/15/2029	75	77
Ginnie Mae II Pool 2% 1/20/2051	292,155,391	240,011,701
Ginnie Mae II Pool 2% 1/20/2052	10,210,056	8,401,334
Ginnie Mae II Pool 2% 1/20/2054	416,745	342,202
Ginnie Mae II Pool 2% 1/20/2054	375,904	308,666
Ginnie Mae II Pool 2% 10/20/2050	150,851,953	124,010,503
Ginnie Mae II Pool 2% 10/20/2051	534,057	439,115
Ginnie Mae II Pool 2% 11/20/2050	47,260,603	38,851,410
Ginnie Mae II Pool 2% 11/20/2051	3,305,602	2,716,912
Ginnie Mae II Pool 2% 11/20/2053	1,106,738	908,776
Ginnie Mae II Pool 2% 12/20/2050	64,404,052	52,924,358
Ginnie Mae II Pool 2% 12/20/2051	1,820,573	1,496,350
Ginnie Mae II Pool 2% 2/20/2051	10,724,698	8,816,426
Ginnie Mae II Pool 2% 2/20/2052	98,962,447	81,338,364
Ginnie Mae II Pool 2% 3/1/2055 (e)	596,200,000	489,623,646
Ginnie Mae II Pool 2% 3/20/2051	3,174,714	2,610,326
Ginnie Mae II Pool 2% 3/20/2052	107,772,217	88,579,214
Ginnie Mae II Pool 2% 4/1/2055 (e)	458,450,000	376,605,168
Ginnie Mae II Pool 2% 4/20/2051	4,251,703	3,494,523
Ginnie Mae II Pool 2% 4/20/2052	21,971,693	18,055,350
Ginnie Mae II Pool 2% 5/20/2051	114,828	94,414
Ginnie Mae II Pool 2% 5/20/2052	33,030,425	27,142,921
Ginnie Mae II Pool 2% 6/20/2051	487,941	401,197
Ginnie Mae II Pool 2% 6/20/2052	11,141,421	9,155,519
Ginnie Mae II Pool 2% 6/20/2054	472,875	388,292
Ginnie Mae II Pool 2% 7/20/2051	2,634,596	2,166,227
Ginnie Mae II Pool 2% 7/20/2053	1,408,044	1,156,407
Ginnie Mae II Pool 2% 7/20/2054	802,374	658,854
Ginnie Mae II Pool 2% 8/20/2051	1,027,668	844,973
Ginnie Mae II Pool 2% 8/20/2053	541,391	444,553
Ginnie Mae II Pool 2% 9/20/2050	40,642,552	33,410,925
Ginnie Mae II Pool 2% 9/20/2051	737,043	606,015
Ginnie Mae II Pool 2.5% 11/20/2047	45,826	39,747
Ginnie Mae II Pool 2.5% 12/20/2051	30,213,781	25,917,956
Ginnie Mae II Pool 2.5% 2/20/2052	42,305,406	36,290,381
Ginnie Mae II Pool 2.5% 3/1/2055 (e)	79,900,000	68,476,433
Ginnie Mae II Pool 2.5% 4/20/2052	56,347,791	48,345,013
Ginnie Mae II Pool 2.5% 5/20/2052	178,113,890	152,817,318
Ginnie Mae II Pool 2.5% 6/20/2051	15,062,695	12,921,066
Ginnie Mae II Pool 2.5% 7/20/2051	46,383,945	39,774,534
Ginnie Mae II Pool 3% 1/20/2032	5,320,149	5,134,967
Ginnie Mae II Pool 3% 1/20/2043	1,167,814	1,066,337
Ginnie Mae II Pool 3% 10/20/2031	1,748,466	1,688,724
Ginnie Mae II Pool 3% 10/20/2043	90,144	82,104
Ginnie Mae II Pool 3% 11/20/2031	1,895,224	1,829,854
Ginnie Mae II Pool 3% 12/20/2031	2,848,207	2,749,984
Ginnie Mae II Pool 3% 12/20/2042	97,215	88,790
Ginnie Mae II Pool 3% 2/20/2031	231,302	224,100
Ginnie Mae II Pool 3% 3/1/2055 (e)	495,525,000	441,077,456
Ginnie Mae II Pool 3% 3/20/2031	469,987	455,190
Ginnie Mae II Pool 3% 3/20/2050	12,238,757	10,956,439
Ginnie Mae II Pool 3% 4/1/2055 (e)	220,900,000	196,584,698
Ginnie Mae II Pool 3% 4/20/2031	1,755,082	1,699,218
Ginnie Mae II Pool 3% 5/20/2031	3,665,202	3,547,275
Ginnie Mae II Pool 3% 7/20/2031	48,575	46,979
Ginnie Mae II Pool 3% 8/20/2031	570,055	551,140
Ginnie Mae II Pool 3% 8/20/2042	13,559	12,395
Ginnie Mae II Pool 3% 9/20/2031	228,477	220,820
Ginnie Mae II Pool 3% 9/20/2043	4,001	3,643
Ginnie Mae II Pool 3.5% 1/20/2044	42,743	39,957
Ginnie Mae II Pool 3.5% 10/20/2043	46,149	43,183
Ginnie Mae II Pool 3.5% 10/20/2045	2,291,624	2,136,654
Ginnie Mae II Pool 3.5% 11/20/2041	311,546	292,878
Ginnie Mae II Pool 3.5% 11/20/2045	61,161	57,025
Ginnie Mae II Pool 3.5% 12/20/2040	244,777	230,648
Ginnie Mae II Pool 3.5% 12/20/2041	322,430	303,114
Ginnie Mae II Pool 3.5% 12/20/2043	47,129	44,065
Ginnie Mae II Pool 3.5% 12/20/2045	1,268,219	1,182,456
Ginnie Mae II Pool 3.5% 12/20/2047	22,637	21,043
Ginnie Mae II Pool 3.5% 2/20/2043	215,513	202,015
Ginnie Mae II Pool 3.5% 2/20/2044	2,568	2,401
Ginnie Mae II Pool 3.5% 2/20/2046	790,769	737,293
Ginnie Mae II Pool 3.5% 3/1/2055 (e)	309,175,000	283,690,632
Ginnie Mae II Pool 3.5% 3/20/2043	7,669	7,187
Ginnie Mae II Pool 3.5% 3/20/2044	17,809	16,645
Ginnie Mae II Pool 3.5% 3/20/2045	131,641	122,699
Ginnie Mae II Pool 3.5% 3/20/2046	12,881	12,010
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	175,200,000	160,656,122
Ginnie Mae II Pool 3.5% 4/20/2043	140,484	131,635
Ginnie Mae II Pool 3.5% 4/20/2045	126,572	118,012
Ginnie Mae II Pool 3.5% 5/20/2043	3,540,854	3,302,515
Ginnie Mae II Pool 3.5% 5/20/2045	9,062	8,450
Ginnie Mae II Pool 3.5% 5/20/2046	12,160	11,288
Ginnie Mae II Pool 3.5% 5/20/2046	46,939	43,574
Ginnie Mae II Pool 3.5% 6/20/2043	325,443	304,820
Ginnie Mae II Pool 3.5% 7/20/2045	222,035	207,020
Ginnie Mae II Pool 3.5% 7/20/2047	10,761	10,013
Ginnie Mae II Pool 3.5% 7/20/2049	38,522,225	35,712,518
Ginnie Mae II Pool 3.5% 8/20/2043	29,790	27,885
Ginnie Mae II Pool 3.5% 8/20/2045	90,897	84,750
Ginnie Mae II Pool 3.5% 9/20/2040	122,054	114,922
Ginnie Mae II Pool 3.5% 9/20/2043	1,371,688	1,283,605
Ginnie Mae II Pool 3.5% 9/20/2045	36,896	34,401
Ginnie Mae II Pool 3.5% 9/20/2046	1,477,912	1,377,968
Ginnie Mae II Pool 4% 1/20/2041	536,934	518,388
Ginnie Mae II Pool 4% 1/20/2042	59,501	57,372
Ginnie Mae II Pool 4% 1/20/2045	1,188,620	1,141,608
Ginnie Mae II Pool 4% 1/20/2046	26,533	25,480
Ginnie Mae II Pool 4% 10/20/2040	250,880	242,256
Ginnie Mae II Pool 4% 10/20/2041	1,139,177	1,098,659
Ginnie Mae II Pool 4% 10/20/2044	679,992	653,161
Ginnie Mae II Pool 4% 10/20/2045	4,173	4,008
Ginnie Mae II Pool 4% 11/20/2040	837,929	809,056
Ginnie Mae II Pool 4% 11/20/2041	35,469	34,204
Ginnie Mae II Pool 4% 11/20/2042	6,216,405	5,986,808
Ginnie Mae II Pool 4% 11/20/2044	1,456,435	1,398,824
Ginnie Mae II Pool 4% 11/20/2054	15,904,868	14,996,697
Ginnie Mae II Pool 4% 12/20/2044	39,545	37,981
Ginnie Mae II Pool 4% 12/20/2045	34,254	32,895
Ginnie Mae II Pool 4% 12/20/2054	1,170,174	1,103,356
Ginnie Mae II Pool 4% 2/20/2041	26,725	25,799
Ginnie Mae II Pool 4% 2/20/2045	1,256,388	1,206,816
Ginnie Mae II Pool 4% 3/20/2041	75,165	72,559
Ginnie Mae II Pool 4% 3/20/2047	2,470,431	2,368,548
Ginnie Mae II Pool 4% 4/20/2042	213,267	205,563
Ginnie Mae II Pool 4% 4/20/2047	18,478,358	17,716,296
Ginnie Mae II Pool 4% 5/20/2046	891,525	855,593
Ginnie Mae II Pool 4% 6/20/2042	3,107	2,994
Ginnie Mae II Pool 4% 6/20/2045	1,585,999	1,523,565
Ginnie Mae II Pool 4% 7/20/2033	1,231	1,204
Ginnie Mae II Pool 4% 7/20/2044	87,410	83,986
Ginnie Mae II Pool 4% 7/20/2045	6,731,321	6,466,337
Ginnie Mae II Pool 4% 8/20/2041	8,959	8,642
Ginnie Mae II Pool 4% 8/20/2043	125,041	120,300
Ginnie Mae II Pool 4% 8/20/2044	94,201	90,512
Ginnie Mae II Pool 4% 8/20/2045	1,851,026	1,777,580
Ginnie Mae II Pool 4% 8/20/2048	3,021,745	2,889,571
Ginnie Mae II Pool 4% 9/20/2040	337,721	326,100
Ginnie Mae II Pool 4% 9/20/2045	3,961	3,804
Ginnie Mae II Pool 4.5% 1/20/2041	74,049	72,866
Ginnie Mae II Pool 4.5% 1/20/2045	22,481	22,192
Ginnie Mae II Pool 4.5% 10/20/2039	10,601	10,284
Ginnie Mae II Pool 4.5% 10/20/2040	15,654	15,406
Ginnie Mae II Pool 4.5% 10/20/2040	157,193	152,441
Ginnie Mae II Pool 4.5% 10/20/2044	19,297	19,049
Ginnie Mae II Pool 4.5% 11/20/2039	25,143	24,757
Ginnie Mae II Pool 4.5% 11/20/2040	39,609	38,979
Ginnie Mae II Pool 4.5% 11/20/2040	62,581	60,627
Ginnie Mae II Pool 4.5% 11/20/2041	9,497	9,342
Ginnie Mae II Pool 4.5% 11/20/2054	180,619,527	174,494,141
Ginnie Mae II Pool 4.5% 12/20/2039	59,394	57,630
Ginnie Mae II Pool 4.5% 12/20/2040	32,547	31,538
Ginnie Mae II Pool 4.5% 2/20/2041	284,084	279,533
Ginnie Mae II Pool 4.5% 2/20/2041	3,166	3,067
Ginnie Mae II Pool 4.5% 2/20/2042	12,692	12,484
Ginnie Mae II Pool 4.5% 3/1/2055 (e)	59,000,000	56,973,804
Ginnie Mae II Pool 4.5% 3/20/2036	5,430	5,361
Ginnie Mae II Pool 4.5% 3/20/2041	19,300	18,991
Ginnie Mae II Pool 4.5% 3/20/2046	56,001	55,283
Ginnie Mae II Pool 4.5% 4/20/2035	113,741	112,349
Ginnie Mae II Pool 4.5% 4/20/2040	28,022	27,169
Ginnie Mae II Pool 4.5% 4/20/2041	161,862	159,259
Ginnie Mae II Pool 4.5% 5/20/2040	20,456	20,136
Ginnie Mae II Pool 4.5% 5/20/2041	817,204	804,026
Ginnie Mae II Pool 4.5% 5/20/2042	161,414	158,808
Ginnie Mae II Pool 4.5% 5/20/2043	4,756	4,680
Ginnie Mae II Pool 4.5% 5/20/2046	31,011	30,613
Ginnie Mae II Pool 4.5% 6/20/2033	4,556	4,508
Ginnie Mae II Pool 4.5% 6/20/2039	11,737	11,392
Ginnie Mae II Pool 4.5% 6/20/2040	27,320	26,510
Ginnie Mae II Pool 4.5% 6/20/2041	529,515	520,925
Ginnie Mae II Pool 4.5% 6/20/2043	9,912	9,754
Ginnie Mae II Pool 4.5% 6/20/2044	20,245	19,890
Ginnie Mae II Pool 4.5% 7/20/2039	2,672	2,631
Ginnie Mae II Pool 4.5% 7/20/2040	31,411	30,916
Ginnie Mae II Pool 4.5% 7/20/2040	2,402	2,331
Ginnie Mae II Pool 4.5% 8/20/2040	3,531	3,475
Ginnie Mae II Pool 4.5% 9/20/2039	46,882	46,164
Ginnie Mae II Pool 4.5% 9/20/2040	173,346	170,601
Ginnie Mae II Pool 4.5% 9/20/2046	8,511	8,366
Ginnie Mae II Pool 5% 1/20/2054	830,112	820,695
Ginnie Mae II Pool 5% 1/20/2055	111,260,549	109,885,380
Ginnie Mae II Pool 5% 11/20/2054	80,186,662	79,195,563
Ginnie Mae II Pool 5% 12/20/2054	15,632,164	15,438,952
Ginnie Mae II Pool 5% 2/20/2054	50,691	50,148
Ginnie Mae II Pool 5% 6/20/2048	2,797,756	2,807,984
Ginnie Mae II Pool 5% 9/20/2033	125,311	126,250
Ginnie Mae II Pool 5.5% 1/20/2055	14,019,190	14,070,428
Ginnie Mae II Pool 5.5% 3/1/2055 (e)	259,700,000	260,426,563
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	182,175,000	182,506,777
Ginnie Mae II Pool 5.5% 8/20/2054	15,680,798	15,738,108
Ginnie Mae II Pool 6% 1/20/2055	30,312,934	30,776,419
Ginnie Mae II Pool 6% 11/20/2031	3,512	3,601
Ginnie Mae II Pool 6% 12/20/2054	60,963,887	61,915,076
Ginnie Mae II Pool 6% 3/1/2055 (e)	543,425,000	550,801,723
Ginnie Mae II Pool 6% 4/1/2055 (e)	356,350,000	360,797,533
Ginnie Mae II Pool 6% 5/20/2032	16,669	17,128
Ginnie Mae II Pool 6.5% 1/20/2032	157	162
Ginnie Mae II Pool 6.5% 11/20/2031	617	636
Ginnie Mae II Pool 6.5% 3/1/2055 (e)	39,500,000	40,284,296
Ginnie Mae II Pool 6.5% 3/20/2031	782	804
Ginnie Mae II Pool 6.5% 4/20/2031	102	105
Ginnie Mae II Pool 6.5% 6/20/2031	95	98
Ginnie Mae II Pool 6.5% 7/20/2031	111	115
Ginnie Mae II Pool 6.5% 8/20/2031	115	119
Ginnie Mae II Pool 7% 2/20/2032	5,721	5,936
Ginnie Mae II Pool 7% 3/20/2032	2,960	3,073
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	11,700,000	10,561,992
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	1,699,675,000	1,359,341,596
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	1,392,125,000	1,114,135,039
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	106,900,000	89,378,427
Uniform Mortgage Backed Securities 3% 3/1/2040 (e)	5,400,000	5,111,437
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	441,150,000	384,507,046
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (e)	154,800,000	140,384,250
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (e)	59,000,000	56,835,898
Uniform Mortgage Backed Securities 5% 3/1/2040 (e)	22,725,000	22,845,727
Uniform Mortgage Backed Securities 5% 3/1/2055 (e)	5,300,000	5,213,875
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (e)	440,150,000	440,700,188
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	242,600,000	246,523,303
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	244,200,000	251,545,072
TOTAL UNITED STATES		17,505,378,963
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,755,529,480)		17,505,378,963

U.S. Treasury Obligations - 13.9%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	3,500,000	2,207,734
US Treasury Bonds 1.75% 8/15/2041	3.82	13,264,000	9,051,126
US Treasury Bonds 1.875% 2/15/2041	3.79	7,454,500	5,270,273
US Treasury Bonds 2% 11/15/2041	3.83	19,304,500	13,651,147
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.67	70,500,000	45,301,757
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	565,016
US Treasury Bonds 2.375% 5/15/2051	2.34 to 2.40	520,726,000	346,465,856
US Treasury Bonds 2.875% 5/15/2052	2.96 to 3.67	409,400,000	302,572,188
US Treasury Bonds 3.625% 2/15/2053	3.73 to 3.90	244,816,000	209,814,963
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,800,914
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.70	1,300,000	1,229,516
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.10	424,900,000	398,459,935
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.79	167,888,000	161,047,875
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.64	463,850,000	445,730,860
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	351,847
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	105,112,900	105,392,106
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,965,238
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	930,000	940,172
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.79	95,460,000	97,712,350
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.72	1,535,000	1,553,348
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	65,200,000	66,588,047
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	124,729,687
US Treasury Bonds 6.25% 5/15/2030 (w)	4.41 to 4.46	5,440,000	6,002,912
US Treasury Notes 1% 7/31/2028 (u)(w)	4.19	7,000,000	6,339,102
US Treasury Notes 2.75% 8/15/2032	3.61 to 4.16	125,847,100	114,820,731
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.97	221,200,000	209,362,345
US Treasury Notes 3.375% 9/15/2027	3.48	26,940,000	26,554,842
US Treasury Notes 3.5% 1/31/2030	3.59 to 4.12	411,800,000	402,293,210
US Treasury Notes 3.5% 2/15/2033	3.66 to 4.32	292,524,000	279,943,183
US Treasury Notes 3.5% 4/30/2030	3.75	143,600,000	140,026,828
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.75	122,852,000	120,567,721
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.49	428,584,700	417,049,746
US Treasury Notes 3.75% 12/31/2028	4.05	1,935,000	1,917,691
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.00	268,624,800	264,983,674
US Treasury Notes 3.75% 8/15/2027	3.79 to 3.89	33,518,200	33,338,825
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	51,900,000	50,886,328
US Treasury Notes 3.875% 12/31/2027 (u)	3.56 to 4.36	236,125,300	235,505,070
US Treasury Notes 3.875% 12/31/2029	3.40 to 3.98	65,000,000	64,586,133
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.90	125,333,500	122,782,768
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	1,056,840,000	1,030,455,250
US Treasury Notes 4% 1/31/2029	3.87	5,950,000	5,949,535
US Treasury Notes 4% 2/15/2034	4.19 to 4.67	39,379,200	38,842,351
US Treasury Notes 4% 2/28/2030	3.48 to 3.52	420,900,000	420,834,234
US Treasury Notes 4.125% 1/31/2027	4.36	19,174,800	19,216,745
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,101,718
US Treasury Notes 4.125% 11/15/2032	3.53 to 3.86	68,157,900	68,171,212
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,321,780
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	110,158,984
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.03	903,225,000	904,984,031
US Treasury Notes 4.125% 8/31/2030	3.72 to 4.64	188,034,000	188,673,022
US Treasury Notes 4.25% 1/15/2028	4.40	29,402,900	29,621,125
US Treasury Notes 4.25% 1/31/2030	4.48	17,740,100	17,925,817
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.63	535,086,000	537,176,180
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,320,574
US Treasury Notes 4.25% 2/28/2031	3.64 to 4.69	76,182,300	76,902,460
US Treasury Notes 4.25% 6/30/2029	3.74	26,576,100	26,825,703
US Treasury Notes 4.25% 6/30/2031	4.35 to 4.45	15,123,000	15,260,052
US Treasury Notes 4.375% 1/31/2032	4.21 to 4.56	87,769,700	89,209,672
US Treasury Notes 4.375% 11/30/2030	3.88 to 4.37	68,244,800	69,329,786
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,421,875
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	106,927,336
US Treasury Notes 4.375% 8/31/2028	4.62	104,000,000	105,287,812
US Treasury Notes 4.5% 11/15/2033	3.92 to 4.45	600,173,200	614,497,648
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	109,029,375
US Treasury Notes 4.5% 5/31/2029	4.28 to 4.37	190,000	193,621
US Treasury Notes 4.625% 10/15/2026	4.84 to 5.02	56,000,000	56,514,063
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	5,100,000	5,219,730
US Treasury Notes 4.625% 5/31/2031	3.59 to 4.50	71,431,700	73,546,748
US Treasury Notes 4.625% 9/30/2028	4.68 to 4.95	119,000,000	121,477,617
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	156,000,000	160,424,063
US Treasury Notes 4.875% 10/31/2030	4.48 to 4.91	205,200,000	213,648,470
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,373,347,719)			10,062,831,653

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.35	1,086,223,466	1,086,440,711
Fidelity Investments Money Market Government Portfolio - Institutional Class (p)(Aa)	4.28	377,254,629	377,254,629
TOTAL MONEY MARKET FUNDS (Cost $1,463,695,301)			1,463,695,340

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	102,000,000	3,897,693
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	78,300,000	4,546,116
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	13,900,000	536,579
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	61,480,000	2,133,036
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	40,510,000	856,486
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	10,100,000	390,383
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	67,800,000	2,674,122
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	20,200,000	784,037
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	25,000,000	891,115
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	67,400,000	2,874,768
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	91,900,000	3,826,758
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	81,800,000	4,750,030
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	34,300,000	1,931,594
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	59,000,000	2,206,070

TOTAL PUT SWAPTIONS			32,298,787
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	102,000,000	3,438,075
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	78,300,000	602,496
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	13,900,000	519,322
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	61,480,000	2,662,267
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	40,510,000	1,878,646
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	10,100,000	374,300
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	67,800,000	2,456,990
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	20,200,000	747,387
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	25,000,000	1,048,823
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	67,400,000	2,110,760
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	91,900,000	1,023,868
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	81,800,000	642,098
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	34,300,000	288,707
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	59,000,000	2,278,636

TOTAL CALL SWAPTIONS			20,072,375
TOTAL PURCHASED SWAPTIONS (Cost $55,948,230)			52,371,162

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $82,790,968,433)	79,714,849,851
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(7,498,190,699)
NET ASSETS - 100.0%	72,216,659,152

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(478,750,000)	(393,168,937)
Ginnie Mae II Pool 3% 3/1/2055	(220,900,000)	(196,627,839)
Ginnie Mae II Pool 3.5% 3/1/2055	(277,200,000)	(254,351,236)
Ginnie Mae II Pool 4.5% 3/1/2055	(59,000,000)	(56,973,804)
Ginnie Mae II Pool 5.5% 3/1/2055	(182,175,000)	(182,684,671)
Ginnie Mae II Pool 6% 3/1/2055	(365,850,000)	(370,816,231)
Uniform Mortgage Backed Securities 2% 3/1/2040	(11,700,000)	(10,561,991)
Uniform Mortgage Backed Securities 2% 3/1/2055	(1,479,250,000)	(1,183,053,264)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(94,300,000)	(78,843,645)
Uniform Mortgage Backed Securities 3% 3/1/2055	(112,350,000)	(97,924,440)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(215,200,000)	(195,159,500)
Uniform Mortgage Backed Securities 4% 3/1/2055	(15,300,000)	(14,346,140)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(105,375,000)	(101,509,877)
Uniform Mortgage Backed Securities 5% 3/1/2055	(23,450,000)	(23,068,938)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(231,475,000)	(231,764,344)
Uniform Mortgage Backed Securities 6% 3/1/2055	(80,425,000)	(81,725,625)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(217,875,000)	(224,428,266)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,697,008,748)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,653,396,667)		(3,697,008,748)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	193	Jun 2025	21,441,094	435,396	435,396
CBOT 2 Year US Treasury Notes Contracts (United States)	9,458	Jun 2025	1,957,510,438	9,615,077	9,615,077
CBOT 5 Year US Treasury Notes Contracts (United States)	981	Jun 2025	105,886,688	1,097,922	1,097,922
CBOT US Treasury Long Term Note Contracts (United States)	592	Jun 2025	69,911,500	1,982,331	1,982,331
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	50	Jun 2025	5,712,500	126,353	126,353
TME 10YR Bond Contracts (Canada)	57	Jun 2025	4,915,770	62,998	62,998

TOTAL PURCHASED					13,320,077

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	2,598	Jun 2025	288,621,563	(5,409,618)	(5,409,618)
CBOT 5 Year US Treasury Notes Contracts (United States)	1,549	Jun 2025	167,195,188	(1,971,342)	(1,971,342)
CBOT US Treasury Long Term Bond Contracts (United States)	466	Jun 2025	57,842,250	(2,226,721)	(2,226,721)
Eurex Euro-Bobl Contracts (Germany)	7	Mar 2025	856,125	(2,333)	(2,333)
Eurex Euro-Bund Contracts (Germany)	9	Mar 2025	1,243,482	(4,774)	(4,774)
ICE GILT Index Contrats (United Kingdom)	13	Jun 2025	1,527,833	(16,389)	(16,389)

TOTAL SOLD					(9,631,177)

TOTAL FUTURES CONTRACTS					3,688,900
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	215,000	USD	226,615	JPMorgan Chase Bank NA	4/10/25	(3,147)
GBP	1,143,000	USD	1,427,674	Brown Brothers Harriman & Co	4/10/25	9,976
GBP	3,068,000	USD	3,789,962	Royal Bank of Canada	4/10/25	68,928
USD	2,784,040	AUD	4,457,000	JPMorgan Chase Bank NA	4/10/25	17,678
USD	356,359	AUD	571,000	JPMorgan Chase Bank NA	4/10/25	1,952
USD	5,390,576	CAD	7,717,000	Citibank NA	4/10/25	47,455
USD	48,656	CAD	70,000	JPMorgan Chase Bank NA	4/10/25	189
USD	601,297	EUR	577,000	Bank of America NA	4/10/25	1,570
USD	880,884	EUR	846,000	Bank of America NA	4/10/25	1,561
USD	561,287	EUR	537,000	Brown Brothers Harriman & Co	4/10/25	3,135
USD	147,933,492	EUR	141,713,000	Citibank NA	4/10/25	638,622
USD	281,157	EUR	269,000	JPMorgan Chase Bank NA	4/10/25	1,562
USD	176,288	EUR	168,000	JPMorgan Chase Bank NA	4/10/25	1,671
USD	851,726	EUR	809,000	JPMorgan Chase Bank NA	4/10/25	10,861
USD	251,823	EUR	240,000	JPMorgan Chase Bank NA	4/10/25	2,370
USD	1,213,083	EUR	1,170,000	JPMorgan Chase Bank NA	4/10/25	(3,002)
USD	2,035,707	EUR	1,952,000	JPMorgan Chase Bank NA	4/10/25	6,821
USD	2,240,101	EUR	2,142,000	JPMorgan Chase Bank NA	4/10/25	13,731
USD	2,766,992	EUR	2,650,000	JPMorgan Chase Bank NA	4/10/25	12,612
USD	50,515,948	GBP	40,375,000	BNP Paribas SA	4/10/25	(267,186)
USD	237,287	GBP	191,000	BNP Paribas SA	4/10/25	(2,950)
USD	167,517	GBP	135,000	Bank of America NA	4/10/25	(2,284)
USD	5,188,239	JPY	808,300,000	JPMorgan Chase Bank NA	4/10/25	(205,029)
USD	698,937	JPY	107,200,000	JPMorgan Chase Bank NA	4/10/25	(16,340)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						340,756
Unrealized Appreciation						840,694
Unrealized Depreciation						(499,938)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(91,028)	79,148	(11,880)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	1,920,000	(413,412)	394,856	(18,556)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,700,000	(7,288)	(18,221)	(25,509)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,550,000	(36,416)	16,045	(20,371)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,700,000	3,614	(45,236)	(41,622)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		3,220,000	419,688	(831,504)	(411,816)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		230,000	29,978	(65,236)	(35,258)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		360,000	46,922	(101,040)	(54,118)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	26,068	(48,069)	(22,001)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		4,576,000	596,426	(1,048,390)	(451,964)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		980,000	127,731	(246,427)	(118,696)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,600,000	338,878	(495,510)	(156,632)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	52,135	(64,733)	(12,598)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	351,912	(417,460)	(65,548)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	88,798	(97,348)	(8,550)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,900,000	107,297	(111,960)	(4,663)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	92,498	(96,517)	(4,019)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	25,899	(27,390)	(1,491)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,750,000	(5,063)	(38,491)	(43,554)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,450,000	(917)	(32,952)	(33,869)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		4,580,000	596,947	(1,285,937)	(688,990)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		2,190,000	285,440	(568,307)	(282,867)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(69,648)	(299,833)	(369,481)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(64,747)	(116,187)	(180,934)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,730,000	225,484	(429,739)	(204,255)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,146,000	149,367	(278,253)	(128,886)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,000,000	130,338	(244,003)	(113,665)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	24,764	(44,131)	(19,367)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		820,000	106,877	(185,415)	(78,538)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	247,642	(314,399)	(66,757)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	103,597	(109,561)	(5,964)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(24,984)	(89,166)	(114,150)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(10,169)	(24,538)	(34,707)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(58,821)	(170,021)	(228,842)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,340,000	174,653	(346,211)	(171,558)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		9,020,000	1,175,647	(2,669,805)	(1,494,158)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,640,000	213,754	(460,252)	(246,498)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,990,000	389,710	(677,861)	(288,151)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,590,000	207,237	(348,530)	(141,293)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	143,372	(297,106)	(153,734)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	25,403	(29,770)	(4,367)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		2,500,000	317,534	(377,323)	(59,789)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		54,300,000	(20,346)	28,085	7,739
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		38,000,000	(14,239)	21,840	7,601
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	18,500	(19,859)	(1,359)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		5,300,000	196,095	(194,834)	1,261

TOTAL BUY PROTECTION								6,223,127	(12,827,551)	(6,604,424)
Sell Protection
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly		5,650,000	(25,724)	148,109	122,385
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly		14,045,000	(142,811)	182,737	39,926
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,400,000	(79,276)	120,036	40,760
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		23,400,000	(343,528)	579,246	235,718
CMBX AAA Series 12 Index	NR	Aug 2061	JP Morgan Securities LLC	0.5%	Monthly		2,000,000	9,186	8,532	17,718
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	108,204	660,015	768,219
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	120,165	753,804	873,969
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,000,000	(88,084)	124,975	36,891
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		5,200,000	(76,340)	88,216	11,876
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		26,500,000	(389,039)	429,312	40,273
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		19,400,000	(284,806)	295,399	10,593
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly		10,420,000	(47,442)	102,366	54,924
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly		7,450,000	(33,920)	100,288	66,368
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		15,300,000	(224,615)	376,061	151,446
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		10,400,000	(152,679)	257,259	104,580
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		4,900,000	(49,824)	97,455	47,631
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(10,276)	14,414	4,138
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,500,000	(55,925)	85,615	29,690
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		12,600,000	(128,118)	158,752	30,634
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		13,200,000	(193,785)	226,426	32,641
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(10,276)	11,123	847
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		9,200,000	(93,547)	104,680	11,133
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,450,000	(138,733)	150,168	11,435
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(27,893)	25,763	(2,130)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		10,000,000	(101,681)	94,370	(7,311)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,800,000	(173,232)	153,750	(19,482)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,100,000	(133,594)	122,428	(11,166)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,300,000	(351,611)	352,540	929

TOTAL SELL PROTECTION								(3,119,204)	5,823,839	2,704,635
TOTAL CREDIT DEFAULT SWAPS								3,103,923	(7,003,712)	(3,899,789)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	319,348,000	(630,556)	0	(630,556)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	1,039,742,000	(3,383,072)	0	(3,383,072)
3%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2029	20,025,000	361,484	0	361,484
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	16,550,000	(17,986)	0	(17,986)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	147,312,000	(705,860)	0	(705,860)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	17,124,000	(61,745)	0	(61,745)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2034	104,000	446	0	446
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	99,802,000	1,241,107	0	1,241,107
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2037	105,000	548	0	548
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	197,676,000	(794,418)	0	(794,418)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	45,893,000	1,779,915	0	1,779,915
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2026	103,000	(72)	0	(72)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2040	106,000	743	0	743
TOTAL INTEREST RATE SWAPS							(2,209,466)	0	(2,209,466)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,386,829,514 or 8.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $777,655 and $765,513, respectively.

(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Level 3 security
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $62,130 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)	Non-income producing
(p)	Affiliated Fund
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $204,652,113 or 0.3% of net assets.

(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Non-income producing - Security is in default.
(u)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,437,988.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $37,295,504.
(w)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,226,669.

(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $707,545.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,417,719,055	7,838,635,292	9,169,917,314	51,214,831	3,678	-	1,086,440,711	1,086,223,466	2.2%
Fidelity Securities Lending Cash Central Fund	-	2,290,607,867	2,290,607,867	67,520	-	-	-	-	0.0%
Total	2,417,719,055	10,129,243,159	11,460,525,181	51,282,351	3,678	-	1,086,440,711	1,086,223,466

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund Class Z	941,126,140	56,097,430	50,000,000	56,097,431	(633,430)	(5,590,073)	941,000,067	101,839,834
Fidelity Government Income Fund Class Z	208,482,828	1,681,541	221,127,503	1,868,939	(4,220,283)	15,183,417	-	-
Fidelity Inflation-Protected Bond Index Fund	228,697,730	2,403,349	237,483,980	2,403,350	2,544,993	3,837,908	-	-
Fidelity Intermediate Treasury Bond Index Fund	2,433,864,790	119,237,452	2,703,810,977	23,776,056	101,816,604	48,892,131	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	264,514,102	3,976,306,749	3,863,566,222	9,801,783	-	-	377,254,629	377,254,629
Fidelity New Markets Income Fund Class Z	1,127,039,687	65,737,663	25,000,000	40,737,664	(3,609,438)	52,393,850	1,216,561,762	93,294,614
Fidelity Real Estate Income Fund Class Z	1,134,293,162	70,601,044	-	45,601,044	-	67,225,267	1,272,119,473	103,846,488
Fidelity SAI High Income Fund	199,286,275	8,471,214	40,000,000	8,471,215	(1,579,092)	8,767,859	174,946,256	18,892,684
Fidelity SAI Inflation-Protected Bond Index Fund	-	339,720,303	-	2,236,323	-	2,898,924	342,619,227	33,689,206
Fidelity SAI Intermediate Treasury Bond Index Fund	-	2,939,996,295	-	36,185,317	-	(62,281,360)	2,877,714,935	295,150,250
Fidelity SAI International Credit Fund	385,689,313	317,472,397	-	17,472,397	-	19,472,379	722,634,089	67,221,776
Fidelity SAI Long-Term Treasury Bond Index Fund	2,531,514,847	121,428,915	175,000,000	71,428,915	(82,121,961)	155,239,979	2,551,061,780	360,319,460
Fidelity SAI Short-Term Bond Fund	472,289,166	15,918,246	-	15,918,247	-	6,935,177	495,142,589	50,888,241
Fidelity SAI Short-Term Treasury Bond Index Fund	-	130,796,210	50,000,000	795,542	(403,226)	(312,741)	80,080,243	8,040,185
Fidelity SAI Total Bond Fund	15,621,818,409	1,114,746,864	475,018,831	564,728,032	(20,924,687)	485,337,947	16,725,959,702	1,838,017,550
Fidelity SAI U.S. Treasury Bond Index Fund	6,090,373,182	685,580,170	773,000,000	135,580,170	(84,479,953)	275,004,845	6,193,478,244	701,413,165
Fidelity Short-Term Treasury Bond Index Fund	413,148,934	2,371,812	430,303,916	2,371,869	23,865,206	(9,082,036)	-	-
Fidelity Sustainability Bond Index Fund	23,006,458	640,384	-	640,445	-	663,287	24,310,129	2,608,383
Fidelity U.S. Bond Index Fund	103,262,800	365,914,728	75,000,000	6,683,400	437,743	3,830,994	398,446,265	38,165,351
	32,178,407,823	10,335,122,766	9,119,311,429	1,042,798,139	(69,307,524)	1,068,417,754	34,393,329,390	4,090,641,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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